UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: March 31, 2004

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                     INTEREST
PRINCIPAL     SECURITY NAME                            RATE    MATURITY DATE         VALUE
US TREASURY SECURITIES - 100.00%

US TREASURY BILLS - 100.00%
$125,000,000  US TREASURY BILL^                        1.66%     01/06/2005     $  124,982,682
  18,850,000  US TREASURY BILL^                        1.91      01/06/2005         18,847,008
 100,000,000  US TREASURY BILL^                        2.07      01/06/2005         99,982,750
 114,980,000  US TREASURY BILL^                        1.68      01/13/2005        114,926,502
 175,000,000  US TREASURY BILL^                        1.90      01/13/2005        174,907,639
  10,557,000  US TREASURY BILL^                        1.40      01/20/2005         10,550,021
  50,000,000  US TREASURY BILL^                        1.60      01/20/2005         49,962,222
 100,000,000  US TREASURY BILL^                        1.75      01/20/2005         99,917,597
 100,000,000  US TREASURY BILL^                        1.75      01/20/2005         99,917,361
  75,000,000  US TREASURY BILL^                        1.76      01/20/2005         74,937,844
  75,000,000  US TREASURY BILL^                        1.78      01/20/2005         74,937,135
 100,000,000  US TREASURY BILL^                        1.74      01/27/2005         99,884,000
 125,000,000  US TREASURY BILL^                        1.77      01/27/2005        124,852,917
  75,000,000  US TREASURY BILL^                        1.84      01/27/2005         74,908,000
 100,000,000  US TREASURY BILL^                        1.86      01/27/2005         99,876,333
 100,000,000  US TREASURY BILL^                        1.95      02/03/2005         99,832,083
 100,000,000  US TREASURY BILL^                        2.02      02/03/2005         99,826,056
  63,575,000  US TREASURY BILL^                        2.05      02/03/2005         63,462,772
  60,325,000  US TREASURY BILL^                        1.82      02/10/2005         60,209,109
 105,120,000  US TREASURY BILL^                        2.05      02/10/2005        104,893,087
 129,790,000  US TREASURY BILL^                        2.06      02/10/2005        129,508,464
  11,488,000  US TREASURY BILL^                        1.75      02/17/2005         11,462,870
 200,000,000  US TREASURY BILL^                        2.08      02/17/2005        199,481,250
  75,000,000  US TREASURY BILL^                        2.09      02/17/2005         74,804,063
   4,978,000  US TREASURY BILL^                        1.75      02/24/2005          4,965,417
 130,675,000  US TREASURY BILL^                        2.16      02/24/2005        130,267,294
  75,000,000  US TREASURY BILL^                        2.18      03/03/2005         74,732,656
  40,932,000  US TREASURY BILL^                        2.19      03/03/2005         40,784,921
  43,665,000  US TREASURY BILL^                        2.20      03/03/2005         43,507,742
 100,000,000  US TREASURY BILL^                        1.86      03/10/2005         99,659,000
  76,415,000  US TREASURY BILL^                        2.22      03/10/2005         76,104,691
  75,000,000  US TREASURY BILL^                        2.21      03/17/2005         74,664,276
  75,000,000  US TREASURY BILL^                        1.95      03/31/2005         74,647,469
  75,000,000  US TREASURY BILL^                        2.15      03/31/2005         74,610,312
 125,000,000  US TREASURY BILL^                        2.23      03/31/2005        124,326,354
  50,000,000  US TREASURY BILL^                        2.28      04/14/2005         49,680,167
  75,000,000  US TREASURY BILL^                        2.30      04/21/2005         74,482,500
  50,000,000  US TREASURY BILL^                        2.31      04/21/2005         49,654,250
  50,000,000  US TREASURY BILL^                        2.14      05/05/2005         49,637,389
  20,540,000  US TREASURY BILL^                        2.28      06/23/2005         20,295,112
 183,360,000  US TREASURY BILL^                        2.50      06/23/2005        181,182,600
  50,000,000  US TREASURY BILL^                        2.55      06/30/2005         49,370,819

                                                                                 3,479,442,734
                                                                                --------------

TOTAL US TREASURY SECURITIES (COST $3,479,442,734)                               3,479,442,734
                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,479,442,734)*                           100.00%                        $3,479,442,734
                                                 ------                         --------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 95.25%

CALIFORNIA - 92.00%
$  6,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
              REVENUE LOC)+@                                                    2.05%     07/01/2008     $    6,000,000
   9,865,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
              (HOUSING REVENUE LOC)+@                                           2.02      09/15/2032          9,865,000
      20,000  ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
              SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
              LOC)+@                                                            2.02      02/15/2033             20,000
   4,245,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTERREY APARTMENTS SERIES
              B COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+@     2.00      05/15/2027          4,245,000
   8,160,000  ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA
              INSURED (OTHER REVENUE LOC)+@                                     2.03      09/01/2024          8,160,000
  13,000,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
              LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY
              FHLMC (HOUSING REVENUE LOC)+@                                     2.05      09/01/2006         13,000,000
   3,000,000  CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
              SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+@          2.05      02/01/2007          3,000,000
   3,740,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
              CENTER DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
              (EDUCATIONAL FACILITIES REVENUE LOC)+@                            2.08      12/01/2032          3,740,000
   2,420,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS
              SERIES 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL
              FACILITIES REVENUE LOC)+@                                         2.01      12/01/2027          2,420,000
   8,190,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
              CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL
              FACILITIES REVENUE LOC) +@                                        1.98      02/01/2032          8,190,000
   9,200,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
              UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+@      1.95      11/01/2049          9,200,000
   6,705,000  CALIFORNIA HEALTH FACILITIES AUTHORITY REVENUE SCRIPPS HEALTH
              (HEALTHCARE FACILITIES REVENUE LOC) +@                            1.92      10/01/2022          6,705,000
  34,000,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING
              REVENUE LOC) +@                                                   1.65      02/01/2023         34,000,000
   1,500,000  CALIFORNIA HFA REVENUE HOME MORTGAGE PROJECT SERIES X-1
              (HOUSING REVENUE LOC) +@                                          1.92      08/01/2015          1,500,000
   6,000,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
              REVENUE LOC) +@                                                   1.65      04/01/2005          6,000,000
   6,800,000  CALIFORNIA HFA REVENUE HOME MORTGAGES SERIES F FSA INSURED
              (HOUSING REVENUE LOC) +@                                          2.01      02/01/2034          6,800,000
   6,900,000  CALIFORNIA HFA REVENUE HOME MORTGAGES SERIES M (HOUSING
              REVENUE LOC) +@                                                   2.14      02/01/2025          6,900,000
   4,380,000  CALIFORNIA HFA REVENUE HOME MORTGAGES SERIES U (HOUSING
              REVENUE LOC) +@                                                   2.00      02/01/2017          4,380,000
   1,465,000  CALIFORNIA HFA REVENUE SERIES 112-A (HOUSING REVENUE LOC) +@      2.04      08/01/2026          1,465,000
  17,550,000  CALIFORNIA HFA REVENUE SERIES F (HOUSING REVENUE LOC) +@          2.17      02/01/2033         17,550,000
   4,345,000  CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH
              FACILITIES FINANCING AUTHORITY REVENUE LOC)+@                     2.01      06/01/2022          4,345,000
  11,600,000  CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES A BANK ONE NA
              LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC) +@        1.98      10/01/2023         11,600,000
   7,900,000  CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED (HEALTH
              FACILITIES FINANCING AUTHORITY REVENUE LOC) +@                    2.20      09/01/2028          7,900,000
   7,320,000  CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES
              REVENUE LOC) +@                                                   1.97      08/01/2021          7,320,000
  11,800,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK REVENUE
              J PAUL GETTY SERIES D (ECONOMIC DEVELOPMENT REVENUE LOC) +@       1.17      02/01/2005         11,800,000
   4,410,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
              PAUL GETTY SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+           1.17      02/01/2005          4,410,000
  11,800,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
              PAUL GETTY SERIES C (ECONOMIC DEVELOPMENT REVENUE LOC)+           1.17      02/01/2005         11,800,000
  10,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
              PAUL GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)
              +@                                                                1.62      10/03/2005         10,000,000
  11,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
              PAUL GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)
              +@                                                                1.62      10/03/2005         11,700,000
   8,900,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
              FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
              LOC) +@                                                           1.98      07/01/2032          8,900,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$  1,100,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY RESIDENTIAL
              RECOVERY REVENUE ATLANTIC RICHFIELD COMPANY PROJECT - SERIES
              A (POLLUTION CONTROL REVENUE LOC)+@                               2.21%     12/01/2024     $    1,100,000
  34,000,000  CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES
              A (EDUCATIONAL FACILITIES REVENUE LOC)                            3.00      07/06/2005         34,236,014
   5,150,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
              PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C (LEASE
              REVENUE LOC)+@                                                    1.96      07/01/2022          5,150,000
  20,500,000  CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)+@                     1.96      05/01/2034         20,500,000
  17,300,000  CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)+@                     2.13      05/01/2034         17,300,000
  30,300,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
              REVENUE LOC)+@                                                    2.20      05/01/2034         30,300,000
  27,200,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-3 (PROPERTY
              TAX REVENUE LOC)+@                                                2.25      05/01/2034         27,200,000
  41,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
              REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE LOC)+@         1.98      05/01/2022         41,000,000
 101,525,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
              REVENUE SERIES B-1 BANK OF NEW YORK LOC (POWER REVENUE LOC)+@     2.20      05/01/2022        101,525,000
  17,300,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
              REVENUE SERIES C11 (ELECTRIC REVENUE LOC)+@                       1.95      05/01/2022         17,300,000
  48,600,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
              (ELECTRIC REVENUE LOC)+@                                          2.25      05/01/2022         48,600,000
   3,850,000  CALIFORNIA STATE DEPARTMENT WATER RESERVATION POWER SUPPLY
              REVENUE RR II R 244 (POWER REVENUE LOC)+@                         2.02      05/01/2011          3,850,000
  21,585,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTER VALLEY
              PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER
              REVENUE LOC)+@                                                    2.02      12/01/2028         21,585,000
   4,185,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
              PROJECT REVENUE SERIES R (WATER REVENUE LOC)+@                    2.02      12/01/2021          4,185,000
  34,200,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE (ELECTRIC REVENUE
              LOC)+@                                                            1.40      05/01/2022         34,200,000
  14,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B-6 (WATER &
              WASTEWATER AUTHORITY REVENUE LOC)+@                               2.15      05/01/2022         14,000,000
   6,520,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER
              REVENUE LOC)+@                                                    2.17      05/01/2022          6,520,000
   3,230,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
              INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US
              BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                2.27      08/01/2027          3,230,000
  13,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
              REVENUE LOC)+@                                                    2.05      07/01/2005         13,000,000
  13,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
              REVENUE LOC)+@                                                    2.05      07/01/2005         13,000,000
  14,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
              REVENUE LOC)+@                                                    2.02      01/01/2012         14,000,000
  31,600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
              TAX REVENUE LOC)+@                                                2.13      07/01/2023         31,600,000
   4,950,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
              DEVELOPMENT REVENUE LOC)+@                                        2.02      07/01/2013          4,950,000
   8,600,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX
              REVENUE LOC)+@                                                    2.13      07/01/2023          8,600,000
   4,995,000  CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED (OTHER
              REVENUE LOC)+@                                                    2.01      09/01/2024          4,995,000
   9,000,000  CALIFORNIA STATE FLOATER PA 315 FSA INSURED (OTHER REVENUE
              LOC)+@                                                            2.04      12/01/2018          9,000,000
  36,000,000  CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5 (PROPERTY
              TAX REVENUE LOC)+@                                                1.96      05/01/2034         36,000,000
   4,900,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE
              AND UNIVERSITY REVENUE LOC)+@                                     2.02      11/01/2012          4,900,000
  19,570,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES
              D AMBAC INSURED (LEASE REVENUE LOC)+@                             2.03      12/01/2019         19,570,000
   6,425,000  CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED (OTHER
              REVENUE LOC)+@                                                    2.04      12/01/2032          6,425,000
  15,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+@              2.05      01/20/2031         15,090,000
   3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
              R COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+@     2.02      10/15/2030          3,985,000
  13,000,000  CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-2 BANK OF
              AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+@               2.01      09/15/2029         13,000,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$  6,000,000  CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-3 BANK OF
              AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+@               2.01%     04/01/2025     $    6,000,000
   7,060,000  CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
              SERIES DDD CITIBANK LOC+@                                         2.05      12/01/2036          7,060,000
  29,700,000  CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)+@            2.20      07/01/2034         29,700,000
  36,200,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1 (INDUSTRIAL
              DEVELOPMENT REVENUE LOC)                                          3.00      06/30/2005         36,408,630
   7,300,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO
              (INDUSTRIAL DEVELOPMENT REVENUE LOC)                              3.00      06/30/2005          7,349,406
  11,700,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3 SAN BERNARDINO
              COUNTY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                       3.00      06/30/2005         11,779,185
   9,590,000  CALIFORNIA STATEWIDE CDA SOLID WASTE FACILITIES REVENUE
              CHEVRON USA PROJECT CHEVRON CORPORATION LOC (INDUSTRIAL
              DEVELOPMENT REVENUE LOC)+@                                        2.21      12/15/2024          9,590,000
  12,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
              REVENUE+@                                                         1.94      12/01/2034         12,000,000
   5,425,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
              REVENUE SERIES A 02 FHA INSURED (HEALTHCARE FACILITIES
              REVENUE LOC)+@                                                    2.03      04/20/2036          5,425,000
   9,380,000  CALIFORNIA TRANSPORTATION FINANCING AUTHORITY REVENUE
              (TRANSPORTATION REVENUE LOC)+@                                    2.00      10/01/2027          9,380,000
  16,420,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
              COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+@       2.02      10/15/2026         16,420,000
   3,320,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
              INCREMENTAL REVENUE LOC)+@                                        2.02      10/01/2019          3,320,000
   5,900,000  CENTRAL UNIVERSITY SCHOOL DISTRICT CA CTFS PARTICIPATION
              (EDUCATIONAL FACILITIES REVENUE LOC)+@                            3.50      01/01/2035          5,900,000
   8,700,000  CITY OF NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL
              HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE LOC)+@           2.13      10/01/2026          8,700,000
   5,100,000  COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
              ASSOCIATION PROJECT CITY NATIONAL BANK LOC (INDUSTRIAL
              DEVELOPMENT REVENUE LOC)+@                                        1.98      11/01/2015          5,100,000
   5,970,000  COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
              INSURED (PROPERTY TAX REVENUE LOC)+@                              2.03      09/01/2027          5,970,000
  11,875,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
              (HOUSING REVENUE LOC)+@                                           2.08      12/01/2015         11,875,000
   7,200,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
              SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
              LOC)+@                                                            1.98      10/15/2029          7,200,000
   3,300,000  CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
              SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
              LOC)+@                                                            2.02      07/15/2032          3,300,000
   2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
              REMARKETED 09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)+@          1.98      11/15/2022          2,000,000
  10,610,000  CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE GNMA DEL
              NORTE APARTMENTS A (HOUSING REVENUE LOC)+@                        2.08      10/01/2033         10,610,000
  17,200,000  CONTRA COSTA COUNTY CA MULTIFAMILY HOUSING REVENUE (HOUSING
              REVENUE LOC)+@                                                    2.00      10/15/2033         17,200,000
   2,000,000  CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
              (COLLEGE AND UNIVERSITY REVENUE LOC)+@                            1.60      08/01/2031          2,000,000
  17,765,000  DUBLIN SAN RAMON SERVICES DISTRICT CA SEWER REVENUE COP
              (SEWER REVENUE LOC)+@                                             1.96      08/01/2035         17,765,000
   2,390,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
              MBIA INSURED (OTHER REVENUE LOC)+@                                2.02      02/01/2006          2,390,000
   4,000,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
              PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
              (LEASE REVENUE LOC)+@                                             2.02      09/01/2017          4,000,000
  23,775,000  EAST BAY CA MUD WATER SYSTEMS REVENUE PREREFUNDED (UTILITIES
              REVENUE LOC)+@                                                    1.94      06/01/2025         23,775,000
   9,155,000  EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE
              CTFS SERIES A (WATER & SEWER REVENUE LOC)+@                       1.95      07/01/2023          9,155,000
   5,355,000  EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE
              CTFS SERIES B (WATER REVENUE LOC)+@                               1.95      07/01/2020          5,355,000
  16,500,000  FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE
              LOC)+@                                                            1.94      09/01/2007         16,500,000
   1,750,000  GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
              (WATER REVENUE LOC)+@                                             2.02      12/01/2022          1,750,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$  4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
              03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+@                     2.00%     07/15/2014     $    4,000,000
   3,700,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
              US BANK NA LOC (HOUSING REVENUE LOC)+@                            2.27      08/01/2032          3,700,000
   1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
              FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+@                        1.98      01/01/2025          1,000,000
  14,800,000  HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS
              PROJECTS SERIES A (PROPERTY TAX REVENUE LOC)+@                    1.98      06/01/2033         14,800,000
   1,760,000  IRVINE CA INDUSTRIAL REVENUE IRVINE EAST INVESTMENT COMPANY
              PROJECT BANK OF AMERICA NA LOC (INDUSTRIAL DEVELOPMENT
              REVENUE LOC)+@                                                    1.98      12/01/2005          1,760,000
  37,000,000  KERN COUNTY CA TAX ANTICIPATION NOTES (OTHER REVENUE LOC)         3.00      06/30/2005         37,182,426
   5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE
              LOC)+@                                                            1.98      12/01/2026          5,500,000
   2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
              LOC)+@                                                            2.04      05/15/2019          2,800,000
   2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT
              REVENUE LOC)+@                                                    2.05      05/15/2020          2,135,000
   1,300,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
              REVENUE LOC)+@                                                    1.97      04/01/2030          1,300,000
   7,900,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
              REVENUE LOC)+@                                                    2.20      10/15/2038          7,900,000
     900,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
              REVENUE (LEASE REVENUE LOC)+@                                     1.95      08/15/2021            900,000
  16,000,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
              REVENUE SERIES C-1 AMBAC INSURED (LEASE REVENUE LOC)+@            1.95      08/15/2021         16,000,000
  16,600,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
              REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)+@                      1.95      08/15/2021         16,600,000
  10,600,000  LOS ANGELES CA DEPARTMENT WATER & POWER ELECTRIC REVENUE
              SERIES 143 MBIA INSURED (ELECTRIC PLANT REVENUE LOC)+@            1.58      02/15/2024         10,600,000
   3,455,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A (AIRPORT
              REVENUE LOC)                                                      5.50      08/01/2005          3,530,392
   6,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
              RECEIPTS CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT
              REVENUE LOC)+@                                                    2.02      11/01/2026          6,995,000
     100,000  LOS ANGELES CA MFHR LOANS TO LENDERS PROGRAM SERIES A FHLB
              LOC (MULTI-FAMILY HOUSING REVENUE LOC)+@                          2.20      08/01/2026            100,000
   5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
              AMERICA NT & SA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+@          2.00      07/01/2015          5,300,000
  10,200,000  LOS ANGELES CA SERIES L54J-REGULATION D+@                         2.05      06/30/2005         10,200,000
  33,000,000  LOS ANGELES CA TRAN (TAX REVENUE LOC)                             3.50      06/30/2005         33,321,045
   4,990,000  LOS ANGELES CA UNION SCHOOL DISTRICT MERLOTS SERIES B12
              (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+@                     2.03      01/01/2027          4,990,000
   4,970,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS RR II R
              4034 (SEWER REVENUE LOC)+@                                        2.02      06/01/2022          4,970,000
   5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
              (WATER REVENUE LOC)+@                                             2.02      01/01/2009          5,995,000
  10,595,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
              (WATER REVENUE LOC)+@                                             2.02      01/01/2009         10,595,000
   1,478,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC
              REVENUE LOC)+@                                                    2.01      07/01/2011          1,478,000
  38,300,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
              INSURED (WATER REVENUE LOC)+@                                     1.98      07/01/2035         38,300,000
  18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
              REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+@                2.02      07/01/2016         18,670,000
  20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
              REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+@                2.02      07/01/2021         20,200,000
  20,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
              REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+@                2.02      07/01/2025         20,000,000
   3,000,000  LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
              (HOUSING REVENUE LOC)+@                                           2.07      08/25/2005          3,000,000
   3,330,000  LOS ANGELES COUNTY CA PENSION OBLIGATION SERIES C (OTHER
              REVENUE LOC)+@                                                    1.94      06/30/2007          3,330,000
   3,400,000  LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM SERIES
              A (EDUCATIONAL FACILITIES REVENUE LOC)                            3.50      06/30/2005          3,430,825


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$  2,700,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE
              BONDS (HOUSING REVENUE LOC)+@                                     1.95%     09/01/2030     $    2,700,000
  14,920,000  LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY TAX
              REVENUE REFUNDING SERIES A+@                                      1.95      07/01/2020         14,920,000
     950,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)+@      1.97      07/01/2023            950,000
   9,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES C-2 (WATER REVENUE LOC)+@                                  1.95      07/01/2030          9,900,000
  31,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CA SERIES C
              (WATER REVENUE LOC)+@                                             1.97      07/01/2027         31,600,000
  10,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2
              (WATER REVENUE LOC)+@                                             1.95      07/01/2020         10,000,000
  20,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
              REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+@                 1.92      07/01/2030         20,000,000
  20,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
              REVENUE SERIES C3 (WATER REVENUE LOC)+@                           1.94      07/01/2030         20,200,000
   9,065,000  MILPITAS CA REDEVELOPMENT AGENCY+@                                2.02      09/01/2021          9,065,000
  11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
              SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+@                2.01      10/01/2015         11,100,000
   5,620,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
              REVENUE LOC)+@                                                    2.01      09/01/2029          5,620,000
  10,700,000  MOUNT DIABLO CA UNIVERSITY SCHOOL DISTRICT TRAN (PROPERTY TAX
              REVENUE LOC)                                                      3.00      11/09/2005         10,803,064
   2,700,000  MUNICIPAL SECS TRUST SERIES 2001 136 CL A (AIRPORT REVENUE
              LOC)+++@                                                          2.19      12/06/2018          2,700,000
   2,400,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES A
              (HEALTHCARE FACILITIES REVENUE LOC)+@                             2.13      10/01/2026          2,400,000
  14,800,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
              (HEALTHCARE FACILITIES REVENUE LOC)+@                             2.13      10/01/2026         14,800,000
  16,000,000  OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
              (HOUSING REVENUE LOC)+@                                           1.96      07/01/2033         16,000,000
   8,685,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+@                    2.02      06/15/2021          8,685,000
  23,287,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
              SERIES C-1 (LEASE REVENUE LOC)+@                                  2.00      02/01/2025         23,287,000
   3,500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 2 SERIES
              (HOUSING REVENUE LOC)+@                                           2.05      11/01/2009          3,500,000
  20,600,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS
              APARTMENT PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)+@      1.98      12/01/2029         20,600,000
   4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
              VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)+@                   1.98      11/15/2028          4,000,000
  14,600,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
              PROJECT SERIES C (HOUSING REVENUE LOC)+@                          1.95      11/01/2022         14,600,000
  15,400,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
              PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)+@     1.99      04/01/2024         15,400,000
   9,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC
              LOC (HOUSING REVENUE LOC)+@                                       1.98      12/01/2006          9,000,000
   8,049,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
              HARBOR POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)+@           1.98      12/01/2022          8,049,000
   9,301,000  ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88
              SERIES 1 KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)+@              2.20      09/02/2018          9,301,000
  22,000,000  ORANGE COUNTY CA SANITATION DISTRICTS C0P SERIES B (LEASE
              REVENUE LOC)+@                                                    2.15      08/01/2030         22,000,000
  23,480,000  ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED
              (LEASE REVENUE LOC)+@                                             1.95      08/01/2013         23,480,000
   3,050,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
              REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
              LOC)+@                                                            1.97      11/01/2014          3,050,000
   7,475,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
              REVENUE SERIES B AMBAC INSURED (PROPERTY TAX REVENUE LOC)+@       1.97      11/01/2014          7,475,000
  12,400,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
              REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+@       1.97      11/01/2014         12,400,000
  10,800,000  ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE
              (TOLL ROAD REVENUE LOC)+@                                         2.00      12/15/2030         10,800,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$ 20,410,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
              (WATER REVENUE LOC)+@                                             1.94%     08/01/2042     $   20,410,000
   5,000,000  PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
              REVENUE LOC)+@                                                    2.05      02/01/2007          5,000,000
   4,995,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
              (TRANSPORTATION REVENUE LOC)+@                                    2.04      05/01/2008          4,995,000
   7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
              (TRANSPORTATION REVENUE LOC)+@                                    2.04      05/01/2010          7,285,000
   8,495,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC
              INSURED (AIRPORT REVENUE LOC)+@                                   2.02      11/01/2021          8,495,000
   4,280,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
              2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)+@                  2.02      06/15/2020          4,280,000
   6,500,000  POWAY CA UNIVERSITY SCHOOL DISTRICT CTFS PARTNERSHIP (LEASE
              REVENUE LOC)+@                                                    1.95      06/01/2029          6,500,000
   6,300,000  RANCHO CA WATER DISTRICT FINANCING AUTHORITY REVENUE SERIES A
              (WATER REVENUE LOC)+@                                             1.95      08/01/2029          6,300,000
  10,700,000  RANCHO CALIFORNIA WATER DISTRICT SERIES-B (FGIC) (WATER
              REVENUE LOC)+@                                                    1.95      08/01/2031         10,700,000
   1,645,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
              REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK
              PLC LOC (PROPERTY TAX REVENUE LOC)+@                              1.99      07/01/2030          1,645,000
   9,100,000  REDONDO BEACH CALIFORNIA AGENCY MFHR (HOUSING REVENUE LOC)+@      1.98      10/15/2034          9,100,000
  22,400,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
              REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+@     1.98      07/01/2006         22,400,000
   4,900,000  RIVERSIDE COUNTY CA IDA BANK OF AMERICA NA LOC (INDUSTRIAL
              DEVELOPMENT REVENUE LOC)+@                                        2.02      06/01/2026          4,900,000
   9,560,000  ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY CORPORATION
              SERIES 2000-12 CLASS A (MUNICIPAL LOC)+@                          2.06      03/01/2034          9,560,000
   8,290,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
              (UTILITIES REVENUE LOC)+@                                         2.02      05/15/2020          8,290,000
  25,900,000  SACRAMENTO CA UNION SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
              (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+@                     1.98      03/01/2031         25,900,000
   7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
              SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+@           2.02      05/15/2034          7,000,000
   6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
              SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+@           2.02      05/15/2029          6,300,000
   3,100,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
              LOC)+@                                                            1.98      08/01/2034          3,100,000
   6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
              APARTMENTS SERIES A (HOUSING REVENUE LOC)+@                       2.02      02/15/2033          6,000,000
   7,600,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              REVENUE SUBORDINATE LIEN SACRAMENTO REGULATION C CREDIT
              AGRICOLE INDOSUEZ LOC (SEWER REVENUE LOC)+@                       1.97      12/01/2030          7,600,000
  32,000,000  SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)              3.00      07/11/2005         32,219,986
   6,115,000  SAN BERNADINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
              SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+@           1.98      05/15/2029          6,115,000
   5,600,000  SAN BERNADINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
              A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+@                  1.98      05/15/2029          5,600,000
   3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED
              BY FNMA (HOUSING REVENUE LOC)+@                                   2.05      06/01/2006          3,395,000
  14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
              COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+@                    2.02      01/15/2033         14,825,000
  19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
              REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+@               2.01      05/15/2029         19,130,000
   5,430,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER
              REVENUE CLASS A (WATER REVENUE LOC)+@                             2.02      08/01/2012          5,430,000
  10,000,000  SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)             3.00      07/25/2005         10,077,130
  11,580,000  SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL
              FACILITIES REVENUE LOC)+@                                         2.01      07/01/2022         11,580,000
   5,826,000  SAN DIEGO CALIFORNIA UNION SCHOOL DISTRICT SERIES 758
              (EDUCATIONAL FACILITIES REVENUE LOC)+@                            2.01      07/01/2027          5,826,000
   6,700,000  SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL
              FACILITIES REVENUE LOC)                                           3.25      07/25/2005          6,760,872


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$ 19,300,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE
              REVENUE MOSCONE CENTER EXPANSION PROJECT SERIES 1 AMBAC
              INSURED (LEASE REVENUE LOC)+@                                     1.97%     04/01/2030     $   19,300,000
      95,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
              NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
              (MULTI-FAMILY HOUSING REVENUE LOC)+@                              2.00      11/01/2036             95,000
  26,700,000  SAN FRANCISCO CALIFORNIA CITY & COUNTY UNIFIED SCHOOL
              DISTRICT TRAN                                                     3.50      12/01/2005         27,045,078
  10,685,000  SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
              CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
              REVENUE LOC)+@                                                    2.03      10/01/2022         10,685,000
  20,600,000  SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK
              OF AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+@            1.98      04/15/2036         20,600,000
   2,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
              INCREMENTAL REVENUE LOC)+@                                        2.02      08/01/2011          2,600,000
   6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
              SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)+@               2.01      08/01/2027          6,857,500
   8,690,000  SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER
              REVENUE FLOATS-SG-49 (WATER & SEWER REVENUE LOC)+@                2.01      11/15/2020          8,690,000
   2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
              PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)+@         1.98      10/01/2007          2,200,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
              INSURED (TAX INCREMENTAL REVENUE LOC)+@                           2.01      02/01/2011          6,510,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
              INSURED (TAX INCREMENTAL REVENUE LOC)+@                           2.01      08/01/2011          6,510,000
   5,600,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN &
              COUNTRY PROJECT BNP PARIBAS LOC (HEALTHCARE FACILITIES
              REVENUE LOC)+@                                                    2.21      10/01/2020          5,600,000
   3,495,000  SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED
              (ELECTRIC REVENUE LOC)+@                                          1.95      07/01/2010          3,495,000
   7,200,000  SANTA CLARA CA ELECTRIC REVENUE SERIES C AMBAC INSURED
              (ELECTRIC PLANT REVENUE LOC)+@                                    1.95      07/01/2010          7,200,000
   5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
              PROJECT SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
              REVENUE LOC)+@                                                    1.98      12/15/2025          5,900,000
   2,700,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
              E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING
              REVENUE LOC)+@                                                    2.00      11/15/2017          2,700,000
   6,150,000  SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE
              LOC)+@                                                            1.98      07/01/2023          6,150,000
   8,900,000  SIMI VALLEY CALIFORNIA MFHR LINCOLN WOOD RANCH (HOUSING
              REVENUE LOC)+@                                                    1.98      06/01/2010          8,900,000
  37,500,000  SONOMA COUNTY CA TRAN (TAX REVENUE LOC)                           3.00      10/13/2005         37,877,398
  25,000,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
              REVENUE LOC)+@                                                    1.97      11/01/2035         25,000,000
   9,300,000  SOUTHERN CA PUBLIC POWER AUTHORITY POWER REVENUE SERIES B
              (ELECTRIC REVENUE LOC)+@                                          1.94      07/01/2009          9,300,000
  61,700,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
              REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+@                 1.94      07/01/2019         61,700,000
   5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PEOJECT
              REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+@             2.01      07/01/2011          5,315,000
   5,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
              PROJECT REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE
              LOC)+@                                                            1.95      07/01/2021          5,000,000
   2,430,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
              FACILITIES REVENUE LOC)+@                                         2.22      12/01/2032          2,430,000
   1,400,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
              LOC)+@                                                            2.22      07/01/2033          1,400,000
   3,880,000  TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
              (HEALTHCARE FACILITIES REVENUE LOC)+@                             2.22      12/01/2032          3,880,000
   8,850,000  TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT
              PROJECT SOCIETE GENERALE LOC (LEASE REVENUE LOC)+@                2.20      01/01/2031          8,850,000
   6,100,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
              INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+@                    2.01      09/01/2022          6,100,000
   7,750,000  VACAVILLE CA MFHR SYCAMORES APARTMENTS SERIES A (HOUSING
              REVENUE LOC)+@                                                    1.98      05/15/2029          7,750,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$  7,255,000  WESTERN MUNICIPAL WATER DISTRICT FACILITIES REVENUE SERIES A
              (WATER REVENUE LOC)+@                                             1.95%     10/01/2032     $    7,255,000

                                                                                                          2,526,369,951
                                                                                                         --------------

OTHER - 1.75%
  17,995,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC
              INSURED (OTHER REVENUE LOC)+@                                     2.02      07/05/2006         17,995,000
  13,176,000  ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC
              INSURED (OTHER REVENUE LOC)+@                                     2.02      07/05/2006         13,176,000
  17,000,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
              INSURED (OTHER REVENUE LOC) +@++                                  2.05      05/07/2008         17,000,000

                                                                                                             48,171,000
                                                                                                         --------------

PUERTO RICO - 1.50%
   7,200,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
              COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
              (OTHER REVENUE LOC)+@                                             2.00      10/01/2034          7,200,000
  10,000,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
              COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA
              INSURED (TOLL ROAD REVENUE LOC)+@                                 2.00      07/01/2027         10,000,000
   5,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
              REVENUE SERIES 2 MBIA INSURED (TRANSPORTATION REVENUE LOC)+@      2.00      07/01/2038          5,000,000
   4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
              SERIES 86 (SALES TAX REVENUE LOC)+@                               2.01      07/01/2015          4,995,000
   7,990,000  PUERTO RICO COMMONWEALTH MERLOTS SERIES A44+@                     2.03      07/01/2029          7,990,000
   6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
              SERIES 416 FSA LOC (LEASE REVENUE LOC)+@                          2.01      07/01/2021          6,135,000

                                                                                                             41,320,000
                                                                                                         --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,615,860,951)                                                       2,615,860,951
                                                                                                         --------------

COMMERCIAL PAPER - 4.75%
  25,000,000  GOLDEN GATE BRIDGE                                                1.69      02/09/2005         25,000,000
  16,300,000  GOLDEN GATE BRIDGE                                                1.87      03/09/2005         16,300,000
  14,500,000  PORT OF OAKLAND CALIFORNIA                                        1.75      03/08/2005         14,500,000
  10,000,000  UNIVERSITY OF CALIFORNIA                                          1.70      02/10/2005         10,000,000
  12,000,000  UNIVERSITY OF CALIFORNIA                                          1.75      02/14/2005         12,000,000
   5,500,000  UNIVERSITY OF CALIFORNIA                                          1.77      02/15/2005          5,500,000
   5,500,000  UNIVERSITY OF CALIFORNIA                                          1.75      02/16/2005          5,500,000
  14,700,000  UNIVERSITY OF CALIFORNIA                                          1.84      02/17/2005         14,700,000
  18,500,000  UNIVERSITY OF CALIFORNIA                                          1.84      02/17/2005         18,500,000
   8,500,000  UNIVERSITY OF CALIFORNIA                                          1.75      03/08/2005          8,500,000

TOTAL COMMERCIAL PAPER (COST $130,500,000)                                                                  130,500,000
                                                                                                         --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,746,360,951)*                          100.00%                                                  $2,746,360,951
                                                ------                                                   --------------

+     VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                               INTEREST
PRINCIPAL       SECURITY NAME                                                    RATE    MATURITY DATE         VALUE
AGENCY NOTES - DISCOUNT - 29.46%

FEDERAL HOME LOAN BANK - 0.70%
$  75,000,000  FHLB^                                                             2.24%     05/06/2005     $    74,426,000
                                                                                                          ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.66%
    50,000,000  FHLMC^                                                           1.57      01/05/2005          49,995,639
    45,800,000  FHLMC^                                                           1.33      01/11/2005          45,786,464
    39,387,000  FHLMC^                                                           1.74      01/11/2005          39,371,770
    50,000,000  FHLMC^                                                           1.81      02/08/2005          49,909,500
    53,888,000  FHLMC^                                                           1.85      02/15/2005          53,768,922
   100,000,000  FHLMC^                                                           2.24      02/22/2005          99,688,889
    88,831,000  FHLMC^                                                           1.87      03/01/2005          88,567,986
    61,845,000  FHLMC^                                                           1.96      03/08/2005          61,630,054
    75,000,000  FHLMC^                                                           1.95      03/15/2005          74,711,562
    64,967,000  FHLMC^                                                           2.06      03/29/2005          64,651,775
    50,000,000  FHLMC^                                                           2.12      04/05/2005          49,729,111
    73,500,000  FHLMC^                                                           2.08      04/12/2005          73,079,580
    75,000,000  FHLMC^                                                           2.09      04/12/2005          74,568,938
    67,294,000  FHLMC^                                                           2.44      04/26/2005          66,779,659
    50,000,000  FHLMC^                                                           2.11      05/03/2005          49,649,167
   100,000,000  FHLMC^                                                           2.64      06/21/2005          98,760,667
    80,687,000  FHLMC^                                                           2.64      06/27/2005          79,651,517
    50,000,000  FHLMC^                                                           2.64      08/05/2005          49,216,819
    50,000,000  FHLMC^                                                           2.31      08/08/2005          49,303,792
    50,000,000  FHLMC^                                                           2.29      08/23/2005          49,263,722
    48,057,000  FHLMC^                                                           2.24      08/29/2005          47,345,329
    40,122,000  FHLMC^                                                           2.37      09/20/2005          39,436,694
    99,500,000  FHLMC^                                                           2.75      10/18/2005          97,311,000

                                                                                                            1,452,178,556
                                                                                                          ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.10%
    11,000,000  FNMA^                                                            1.80      01/03/2005          11,000,000
    25,711,000  FNMA^                                                            1.90      01/03/2005          25,711,000
    37,415,000  FNMA^                                                            2.00      01/03/2005          37,415,000
    75,000,000  FNMA^                                                            2.00      01/03/2005          75,000,000
    46,339,000  FNMA^                                                            1.17      01/07/2005          46,332,976
    52,299,000  FNMA^                                                            1.85      01/07/2005          52,288,250
    50,000,000  FNMA^                                                            1.76      01/12/2005          49,978,062
    58,224,000  FNMA^                                                            1.80      01/19/2005          58,177,421
    75,000,000  FNMA^                                                            1.81      01/19/2005          74,939,667
    34,076,000  FNMA^                                                            1.86      02/01/2005          34,024,943
   100,000,000  FNMA^                                                            1.99      02/01/2005          99,839,694
    22,033,667  FNMA^                                                            2.06      02/01/2005          21,997,103
    30,865,400  FNMA^                                                            2.06      02/01/2005          30,814,181
    44,492,000  FNMA^                                                            2.08      02/01/2005          44,417,451
    75,000,000  FNMA^                                                            2.23      02/09/2005          74,828,104
   125,000,000  FNMA^                                                            2.35      03/01/2005         124,534,896
   100,000,000  FNMA^                                                            1.96      03/09/2005          99,647,014
    50,000,000  FNMA^                                                            1.96      03/16/2005          49,804,500
    50,000,000  FNMA^                                                            1.97      03/16/2005          49,803,500
    75,000,000  FNMA^                                                            1.99      03/23/2005          74,669,187
    50,000,000  FNMA^                                                            2.01      03/23/2005          49,780,556
    42,490,000  FNMA^                                                            2.53      04/01/2005          42,227,223
    78,872,250  FNMA^                                                            2.57      04/01/2005          78,376,757
    30,133,000  FNMA^                                                            2.61      04/01/2005          29,940,751
    44,996,000  FNMA^                                                            2.00      04/29/2005          44,706,026
    96,455,000  FNMA^                                                            2.45      04/29/2005          95,693,541
    49,300,000  FNMA^                                                            2.60      05/02/2005          48,876,294
     8,091,066  FNMA^                                                            2.70      08/01/2005           7,963,632


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                               INTEREST
PRINCIPAL       SECURITY NAME                                                    RATE    MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   75,000,500  FNMA^                                                            2.74%     09/01/2005     $    73,624,782

                                                                                                            1,606,412,511
                                                                                                          ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $3,133,017,067)                                                         3,133,017,067
                                                                                                          ---------------

AGENCY NOTES - INTEREST BEARING - 30.53%

FEDERAL FARM CREDIT BANK - 5.31%
   100,000,000  FFCB+                                                            2.25      10/04/2005          99,977,167
   100,000,000  FFCB+                                                            2.23      12/14/2005          99,952,468
    50,000,000  FFCB+                                                            2.40      12/21/2005          49,975,270
   100,000,000  FFCB+@                                                           2.35      04/18/2006         100,000,000
    25,000,000  FFCB+@                                                           2.35      04/26/2006          24,998,381
    40,000,000  FFCB+@                                                           2.20      05/01/2006          39,990,656
   100,000,000  FFCB+@                                                           2.25      05/04/2006          99,986,556
    50,000,000  FFCB+@                                                           2.20      06/02/2006          49,982,427

                                                                                                              564,862,925
                                                                                                          ---------------

FEDERAL HOME LOAN BANK - 15.23%
    25,000,000  FHLB                                                             4.13      01/14/2005          25,017,738
    47,000,000  FHLB                                                             1.30      01/28/2005          46,999,290
    25,000,000  FHLB                                                             1.32      02/18/2005          25,000,000
    10,000,000  FHLB                                                             1.50      03/08/2005           9,990,102
    92,960,000  FHLB                                                             1.45      03/11/2005          92,814,853
   100,000,000  FHLB+                                                            2.45      03/21/2005          99,999,140
   100,000,000  FHLB                                                             1.38      03/28/2005          99,760,417
    16,635,000  FHLB                                                             1.63      04/15/2005          16,593,593
    10,000,000  FHLB                                                             1.31      04/22/2005           9,974,867
   100,000,000  FHLB+                                                            2.34      04/25/2005          99,994,408
    36,500,000  FHLB                                                             1.41      05/09/2005          36,363,232
    75,000,000  FHLB                                                             2.25      08/30/2005          74,908,876
   100,000,000  FHLB+                                                            2.32      09/08/2005          99,944,348
    50,000,000  FHLB+                                                            2.35      09/12/2005          49,982,701
   100,000,000  FHLB+                                                            2.31      09/16/2005          99,974,400
    75,000,000  FHLB                                                             2.13      09/20/2005          74,697,941
   100,000,000  FHLB+                                                            2.41      09/20/2005          99,970,553
    75,000,000  FHLB+                                                            1.91      10/05/2005          74,970,199
   111,860,000  FHLB                                                             2.38      11/01/2005         111,731,955
   150,000,000  FHLB+@                                                           1.96      04/20/2006         149,903,128
    71,000,000  FHLB+@                                                           2.17      05/16/2006          70,924,609
   150,000,000  FHLB+@                                                           2.34      06/13/2006         149,849,947

                                                                                                            1,619,366,297
                                                                                                          ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.89%
   139,478,000  FHLMC                                                            3.88      02/15/2005         139,854,384
    25,822,000  FHLMC                                                            4.25      06/15/2005          26,051,672
    15,000,000  FHLMC                                                            7.00      07/15/2005          15,374,420
    20,000,000  FHLMC+                                                           2.00      10/07/2005          20,000,000

                                                                                                              201,280,476
                                                                                                          ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.10%
    75,000,000  FNMA+                                                            1.90      01/03/2005          75,000,000
   100,000,000  FNMA+                                                            2.20      01/03/2005         100,000,000
   100,000,000  FNMA+                                                            1.92      01/07/2005          99,999,565
    20,000,000  FNMA+                                                            1.96      01/18/2005          19,999,668
   150,000,000  FNMA+                                                            2.33      01/28/2005         149,997,423
    12,000,000  FNMA+                                                            1.65      02/08/2005          11,994,643
    40,000,000  FNMA                                                             7.13      02/15/2005          40,240,578


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                               INTEREST
PRINCIPAL       SECURITY NAME                                                    RATE    MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   16,500,000  FNMA                                                             1.33%     02/23/2005     $    16,476,481
    27,000,000  FNMA                                                             1.55      05/04/2005          26,939,779
    10,000,000  FNMA                                                             1.61      05/13/2005           9,977,681
    15,000,000  FNMA                                                             1.85      06/03/2005          14,949,247
   110,000,000  FNMA+                                                            2.32      06/03/2005         109,999,972
   100,000,000  FNMA+                                                            2.36      06/09/2005          99,994,197
    35,000,000  FNMA                                                             7.00      07/15/2005          35,868,325
    50,000,000  FNMA+                                                            1.88      10/03/2005          49,975,601

                                                                                                              861,413,160
                                                                                                          ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,246,922,858)                                                 3,246,922,858
                                                                                                          ---------------

REPURCHASE AGREEMENTS - 40.01%
   100,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,018,658)              2.27      01/03/2005         100,000,000
   500,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $500,094,110)           2.29      01/03/2005         500,000,000
 1,600,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,600,301,151)            2.29      01/03/2005       1,600,000,000
   350,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $350,114,110)              2.38      01/05/2005         350,000,000
   104,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $104,019,233)              2.25      01/03/2005         104,000,000
   100,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,018,658)              2.27      01/03/2005         100,000,000
 1,500,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,500,283,562)                       2.30      01/03/2005       1,500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,254,000,000)                                                           4,254,000,000
                                                                                                          ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $10,633,939,925)*                               100.00%                                             $10,633,939,925
                                                      ------                                              ---------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+     VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                            INTEREST
PRINCIPAL   SECURITY NAME                                                     RATE    MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 100.00%

MINNESOTA - 100.00%
$  100,000  ANOKA HENNEPIN MN INDEPENDENT SCHOOL DISTRICT NUMBER 11
            SERIES B (PROPERTY TAX REVENUE LOC)                               5.00%     02/01/2005     $   100,306
   700,000  BROOKLYN CENTER MINNESOTA BROOKDALE CORPORATION II PROJECT
            INDUSTRIAL REVENUE FIRSTAR BANK NA LOC (INDUSTRIAL
            DEVELOPMENT REVENUE LOC)+@                                        2.27      12/01/2014         700,000
   420,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED
            BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+@                      2.00      07/15/2030         420,000
   265,000  CENTENNIAL INDEPENDENT SCHOOL DISTRICT NUMBER 012 MINNESOTA
            SERIES A                                                          3.75      02/01/2005         265,540
 1,100,000  COHASSET MN REVENUE (POWER REVENUE LOC)+@                         2.22      12/01/2007       1,100,000
 3,175,000  COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
            SERIES A ABN AMRO BANK NV LOC (INDUSTRIAL DEVELOPMENT REVENUE
            LOC)+@                                                            2.22      06/01/2020       3,175,000
   300,000  COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT-B
            (POWER REVENUE LOC)+@                                             2.22      06/01/2013         300,000
 1,020,000  DAKOTA COUNTY MN (PROPERTY TAX REVENUE LOC)                       4.00      02/01/2005       1,022,394
 3,000,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT
            484 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE
            LOC)+@                                                            2.04      12/01/2022       3,000,000
 2,150,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
            FACILITIES MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES
            REVENUE LOC)+@                                                    2.27      06/01/2019       2,150,000
 1,350,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
            (PROPERTY TAX REVENUE LOC)+@                                      2.04      10/01/2019       1,350,000
   300,000  EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
            (MULTI-FAMILY HOUSING REVENUE LOC)+@                              2.00      12/01/2029         300,000
 3,205,000  FRIDLEY MN INDEPENDENT SCHOOL DISTRICT NUMBER 014 AID
            ANTICIPATION CTFS SERIES B (GENERAL OBLIGATION - SCHOOL
            DISTRICTS LOC)                                                    2.75      09/30/2005       3,229,609
 1,900,000  GOLDEN VALLEY MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES
            PROJECT BANK OF AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE
            LOC)+@                                                            2.01      09/01/2014       1,900,000
 2,700,000  HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
            STONE ARCH APARTMENTS PROJECT LASALLE BANK NA LOC
            (MULTI-FAMILY HOUSING REVENUE LOC)+@                              2.05      04/15/2035       2,700,000
 3,500,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 TAX
            ANTICIPATION CTFS (PROPERTY TAX REVENUE LOC)                      1.50      03/18/2005       3,503,513
   965,000  MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
            REVENUE LOC)+@                                                    2.32      05/01/2006         965,000
   470,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
            REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+@             2.27      05/01/2027         470,000
 1,070,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
            LOC)+@                                                            2.00      03/01/2029       1,070,000
 4,570,000  METROPOLITAN COUNCIL MN WASTE WATER TREATMENT SERIES A (SEWER
            REVENUE LOC)                                                      3.50      03/01/2005       4,581,616
 3,400,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                            2.10      05/01/2023       3,400,000
 2,340,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS
            2003-B06 (POLLUTION CONTROL REVENUE LOC)+@                        2.06      03/01/2021       2,340,000
 1,500,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES A
            (OTHER REVENUE LOC)@                                              6.10      03/01/2005       1,511,796
 3,000,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
            PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                 3.00      09/02/2005       3,020,372
 4,000,000  MINNESOTA STATE HFA (HOUSING REVENUE LOC)+@                       2.05      01/01/2032       4,000,000
 1,750,000  MINNESOTA STATE HFA (HOUSING REVENUE LOC)+@                       1.62      01/01/2038       1,750,000
 4,000,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
            (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+@             2.22      12/01/2034       4,000,000
 4,020,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
            ST THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES
            REVENUE LOC)+@                                                    2.03      04/01/2027       4,020,000
 3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT
            (MULTI-FAMILY HOUSING REVENUE LOC)+@                              2.05      07/15/2032       3,120,000
   180,000  NORTH BRANCH MN INDEPENDENT SCHOOL DISTRICT NUMBER 138 SCHOOL
            BUILDING SERIES A (PROPERTY TAX REVENUE LOC)                      2.00      02/01/2005         180,127
   500,000  NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEMS
            REVENUE                                                           5.25      01/01/2005         500,000
 1,500,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 01-B
            (HEALTHCARE FACILITIES REVENUE LOC)+@                             1.90      01/13/2005       1,500,000
   550,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 177
            (HEALTHCARE FACILITIES REVENUE LOC)+@                             2.03      11/15/2027         550,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                            INTEREST
PRINCIPAL   SECURITY NAME                                                     RATE    MATURITY DATE       VALUE
MINNESOTA (continued)
$  650,000  ROSEVILLE MN HEALTH CARE FACILITIES REVENUE PRESBYTERIAN HOME
            CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+@                2.27%     10/01/2029     $   650,000
 4,570,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
            COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+@            2.27      11/01/2022       4,570,000
 4,000,000  ST LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
            COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+@       2.05      09/15/2031       4,000,000
 1,640,000  ST PAUL MN CAPITAL IMPROVEMENTS SERIES D                          2.00      03/01/2005       1,642,562
 1,130,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT COOLING
            REVENUE SERIES I (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@           2.05      06/01/2015       1,130,000
   890,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT COOLING
            REVENUE SERIES L DEXIA CREDIT LOC (INDUSTRIAL DEVELOPMENT
            REVENUE LOC)+@                                                    2.05      03/01/2018         890,000
   500,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE
            MINNESOTA PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC
            (HOUSING REVENUE LOC)+@                                           2.27      05/01/2022         500,000
   500,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY TAX INCREMENT
            REVENUE DOWNTOWN TAX DISTRICT (SALES TAX REVENUE LOC)             6.25      02/01/2005         502,042
   990,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
            DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
            LOC)+@                                                            2.27      03/01/2012         990,000
   900,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
            DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
            LOC)+@                                                            2.00      03/01/2022         900,000
 5,095,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
            DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
            LOC)+@                                                            2.32      03/01/2022       5,095,000
 4,000,000  ST PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
            OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
            (TRANSPORTATION REVENUE LOC)+@                                    2.05      02/01/2015       4,000,000
 4,115,000  UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE (EDUCATIONAL
            FACILITIES REVENUE LOC)+@                                         2.04      07/01/2021       4,115,000

                                                                                                        91,179,877
                                                                                                       -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $91,179,877)                                                        91,179,877
                                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,179,877)*                                        100.00%                                     $91,179,877
                                                           ------                                      -----------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+     VARIABLE RATE SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 2.27%
$150,000,000  FHLMC+                                                            2.09%     02/04/2005     $  149,993,454

TOTAL AGENCY NOTES - INTEREST BEARING (COST $149,993,454)                                                   149,993,454
                                                                                                         --------------

AGENCY NOTES - DISCOUNT - 0.37%
  25,000,000  FHLMC^                                                            2.65      06/28/2005         24,676,111

TOTAL AGENCY NOTES - DISCOUNT (COST $24,676,111)                                                             24,676,111
                                                                                                         --------------

CERTIFICATES OF DEPOSIT - 4.84%
 110,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                          2.25      09/19/2005        109,984,530
 100,000,000  CDC IXIS                                                          2.45      10/06/2005        100,000,000
  24,000,000  CREDIT SUISSE FIRST BOSTON NY                                     2.75      11/14/2005         24,000,000
  30,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                               1.46      04/06/2005         29,999,848
  55,000,000  SVENSKA HANDELSBANKEN NEW YORK                                    1.49      05/04/2005         54,978,082

TOTAL CERTIFICATES OF DEPOSIT (COST $318,962,460)                                                           318,962,460
                                                                                                         --------------

COMMERCIAL PAPER - 37.21%
  60,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                             2.85      12/15/2005         58,356,500
  75,000,000  AQUINAS FUNDING LLC^                                              2.66      06/22/2005         74,059,688
  35,000,000  ATLANTIS ONE FUNDING^                                             2.14      04/14/2005         34,789,864
  15,632,000  ATOMIUM FUNDING CORPORATION^                                      1.85      01/13/2005         15,623,967
  27,732,000  ATOMIUM FUNDING CORPORATION^                                      1.85      01/14/2005         27,716,324
  30,000,000  ATOMIUM FUNDING CORPORATION^                                      2.30      02/02/2005         29,942,500
  75,000,000  ATOMIUM FUNDING CORPORATION^                                      2.26      02/10/2005         74,821,083
  29,202,000  ATOMIUM FUNDING CORPORATION^                                      2.43      03/02/2005         29,087,674
  30,000,000  BANCO BILBAO VIZCAYA ARGENTARIA PR^                               2.35      01/14/2005         29,978,458
  40,000,000  BLUE SPICE LLC^                                                   2.31      02/22/2005         39,871,667
  75,000,000  CBA (DELAWARE) FINANCE^                                           2.37      03/03/2005         74,708,687
  28,900,000  CC USA INCORPORATED^                                              2.31      02/22/2005         28,807,279
  30,000,000  CC USA INCORPORATED^                                              2.31      02/25/2005         29,897,975
  30,168,000  CEDAR SPRINGS CAPITAL COMPANY^                                    2.01      01/18/2005         30,142,734
  56,790,000  CEDAR SPRINGS CAPITAL COMPANY^                                    2.25      02/08/2005         56,662,223
  15,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                    2.29      02/15/2005         14,958,971
  28,728,000  CEDAR SPRINGS CAPITAL COMPANY^                                    2.44      03/07/2005         28,605,331
  35,000,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC+++                          2.34      01/05/2006         35,000,000
  20,000,000  CROWN POINT CAPITAL COMPANY^                                      1.85      01/20/2005         19,982,575
  55,000,000  CROWN POINT CAPITAL COMPANY^                                      2.21      02/04/2005         54,891,956
  30,000,000  CROWN POINT CAPITAL COMPANY^                                      2.28      04/20/2005         29,796,700
  29,500,000  DNB NOR BANK ASA^                                                 2.24      02/14/2005         29,422,907
  30,000,000  DORADA FINANCE INCORPORATED^                                      2.31      02/25/2005         29,897,975
  40,000,000  EIFFEL FUNDING LLC^                                               2.26      02/16/2005         39,889,511
  50,000,000  EIFFEL FUNDING LLC^                                               2.34      02/25/2005         49,827,750
  35,000,000  EUREKA SECURITIZATION^                                            2.27      01/26/2005         34,949,240
  35,000,000  EUREKA SECURITIZATION^                                            2.32      02/09/2005         34,916,544
  20,000,000  FIVE FINANCE INCORPORATED^                                        2.27      01/27/2005         19,969,733
  49,500,000  GALAXY FUNDING INCORPORATED^                                      2.37      03/01/2005         49,314,251
  96,632,000  GEORGE STREET FINANCE LLC^                                        2.00      01/12/2005         96,583,684
  90,000,000  GOVCO INCORPORATED^                                               2.33      02/28/2005         89,673,800


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$ 60,000,000  GRAMPIAN FUNDING LLC^                                             2.26%     02/18/2005     $   59,826,733
  50,000,000  GRAMPIAN FUNDING LLC^                                             2.12      03/24/2005         49,765,000
  20,000,000  GRAMPIAN FUNDING LLC^                                             2.68      06/21/2005         19,748,378
  60,000,000  HBOS TREASURY SERVICES^                                           2.25      02/14/2005         59,842,500
  25,000,000  IRISH LIFE & PERMANENT PLC^                                       2.55      06/02/2005         24,734,375
  48,000,000  K2 (USA) LLC^                                                     2.24      02/08/2005         47,892,480
  35,000,000  K2 (USA) LLC^                                                     2.47      04/21/2005         34,740,650
  30,000,000  KFW INTERNATIONAL FINANCE^                                        2.52      05/12/2005         29,729,100
  36,000,000  KFW INTERNATIONAL FINANCE^                                        2.52      05/13/2005         35,672,400
 130,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                             2.31      02/11/2005        129,674,675
  60,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                             1.93      03/01/2005         59,816,650
  60,000,000  LIQUID FUNDING LIMITED+++                                         2.40      08/22/2005         60,000,000
  55,000,000  LIQUID FUNDING LIMITED+++                                         2.34      11/07/2005         55,000,000
  45,000,000  MORGAN STANLEY+                                                   2.34      03/10/2005         45,000,000
  40,000,000  NEPTUNE FUNDING CORPORATION^                                      2.25      01/18/2005         39,962,500
  25,000,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                        1.77      01/06/2005         24,996,313
  75,514,000  NORTHERN ROCK PLC^                                                2.35      03/01/2005         75,233,025
  55,000,000  PICAROS FUNDING LLC^                                              2.58      05/03/2005         54,527,000
 100,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED^        2.00      01/19/2005         99,911,111
  21,800,000  SEDNA FINANCE INCORPORATED^                                       2.32      02/07/2005         21,750,829
  25,000,000  SEDNA FINANCE INCORPORATED^                                       2.24      02/16/2005         24,931,556
  40,000,000  SEDNA FINANCE INCORPORATED^                                       2.29      02/22/2005         39,872,778
  33,000,000  STANDARD FEDERAL BANK                                             2.92      12/01/2005         32,994,089
  36,000,000  TANGO FINANCE CORPORATION^                                        2.05      01/19/2005         35,967,200

TOTAL COMMERCIAL PAPER (COST $2,453,736,893)                                                              2,453,736,893
                                                                                                         --------------

CORPORATE BONDS & NOTES - 1.58%
  10,000,000  DISCOVER BANK                                                     2.55      11/10/2005          9,964,913
  10,000,000  FLEETBOSTON FINANCIAL CORPORATION                                 7.25      09/15/2005         10,328,920
  18,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++                     2.55      01/10/2006         18,000,000
  65,000,000  WAL-MART STORES                                                   5.01      06/01/2005         65,767,579

TOTAL CORPORATE BONDS & NOTES (COST $104,061,412)                                                           104,061,412
                                                                                                         --------------

EXTENDABLE BONDS - 5.90%
  35,000,000  3M COMPANY++                                                      5.67      12/12/2005         35,905,454
 175,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+                             2.46      01/09/2006        175,000,000
 100,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++                        2.41      01/09/2006        100,000,000
  33,000,000  MERRILL LYNCH & COMPANY INCORPORATED+                             2.54      01/09/2006         33,042,481
  45,000,000  NORTHERN ROCK PLC+++                                              2.48      01/09/2006         45,000,000

TOTAL EXTENDABLE BONDS (COST $388,947,935)                                                                  388,947,935
                                                                                                         --------------

MEDIUM TERM NOTES - 9.79%
  70,000,000  AMERICAN EXPRESS CENTURION BANK+                                  2.37      05/13/2005         69,994,986
  30,000,000  AMERICAN GENERAL FINANCE+++                                       2.40      01/06/2006         30,000,000
  52,600,000  BANK OF AMERICA SECURITIES+@                                      2.39      09/09/2034         52,600,000
  65,000,000  BEAR STEARNS COMPANIES+@                                          2.46      09/09/2049         65,000,000
  60,000,000  BEAR STEARNS COMPANIES+@                                          2.46      09/09/2049         60,000,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
MEDIUM TERM NOTES (continued)
$ 35,000,000  FIVE FINANCE INCORPORATED++                                       2.44%     10/07/2005     $   34,995,378
  10,000,000  K2 (USA) LLC++                                                    1.43      03/15/2005         10,000,000
  45,000,000  LIQUID FUNDING LIMITED+++                                         2.41      09/22/2005         45,000,000
  50,000,000  MARSHALL & ILSLEY BANK                                            5.21      12/15/2005         51,058,855
 100,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+                              2.31      09/09/2005         99,975,973
  35,000,000  NATIONWIDE BUILDING SOCIETY+++                                    2.40      01/06/2006         35,000,000
  12,000,000  PREMIUM ASSET TRUST+++                                            2.43      12/15/2005         12,000,000
  30,000,000  PREMIUM ASSET TRUST SERIES 04-08+++                               2.41      10/14/2005         30,000,000
  12,222,222  STRATEGIC MONEY MARKET TRUST SERIES 1999-D+++                     2.77      06/03/2005         12,232,709
  37,750,000  USAA CAPITAL CORPORATION++                                        3.13      12/15/2005         37,851,368

TOTAL MEDIUM TERM NOTES (COST $645,709,269)                                                                 645,709,269
                                                                                                         --------------

MUNICIPAL BONDS & NOTES - 0.02%

VARIABLE RATE DEMAND NOTES - 0.02%
     140,000  KALAMAZOO FUNDING COMPANY LLC+@                                   2.47      12/15/2026            140,000
     155,000  KALAMAZOO FUNDING COMPANY LLC+@                                   2.47      12/15/2026            155,000
     175,000  KALAMAZOO FUNDING COMPANY LLC+@                                   2.47      12/15/2026            175,000
     260,000  KALAMAZOO FUNDING COMPANY LLC+@                                   2.47      12/15/2026            260,000
      75,000  KALAMAZOO FUNDING COMPANY LLC+@                                   2.58      12/15/2026             75,000
TOTAL VARIABLE RATE DEMAND NOTES (COST $805,000)                                                                805,000

TOTAL MUNICIPAL BONDS & NOTES (COST $805,000)                                                                   805,000
                                                                                                         --------------

PROMISSORY NOTES - 3.18%
 125,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+                            2.38      06/06/2005        125,000,000
  85,000,000  GOLDMAN SACHS GROUP INCORPORATED+                                 2.16      10/26/2005         85,000,000

TOTAL PROMISSORY NOTES (COST $210,000,000)                                                                  210,000,000
                                                                                                         --------------

REPURCHASE AGREEMENTS - 20.89%
 180,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
              US GOVERNMENT SECURITIES (MATURITY VALUE $180,033,879)            2.29      01/03/2005        180,000,000
 270,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $270,050,819)               2.29      01/03/2005        270,000,000
 107,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $107,020,227)               2.30      01/03/2005        107,000,000
 183,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $183,070,742)               2.36      01/06/2005        183,000,000
 180,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $180,079,742)               2.31      01/07/2005        180,000,000
  60,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $60,011,342)                           2.30      01/03/2005         60,000,000
  36,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $36,004,586)                1.55      01/03/2005         36,000,000
 361,500,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $361,568,338)                          2.30      01/03/2005        361,500,000

TOTAL REPURCHASE AGREEMENTS (COST $1,377,500,000)                                                         1,377,500,000
                                                                                                         --------------

TIME DEPOSITS - 13.95%
  62,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                   2.40      01/03/2005         62,000,000
 183,000,000  BARCLAYS BANK PLC LONDON                                          2.53      01/04/2005        183,000,000
 180,000,000  DANSKE BANK A/S COPENHAGEN                                        2.30      01/04/2005        180,000,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL     SECURITY NAME                                                     RATE    MATURITY DATE         VALUE
TIME DEPOSITS (continued)
$ 92,000,000  DEXIA CREDIT LOCAL DE FRANCE                                      2.38%     01/03/2005     $   92,000,000
  92,000,000  DEXIA CREDIT LOCAL DE FRANCE                                      2.43      01/05/2005         92,000,000
  49,000,000  HSBC BANK LONDON PLC                                              2.25      01/03/2005         49,000,000
  92,000,000  ING BELGIUM SA NV                                                 2.41      01/05/2005         92,000,000
  80,000,000  JPMORGAN CHASE BANK                                               2.00      01/03/2005         80,000,000
  90,000,000  KBC BANK NV BRUSSELS                                              2.30      01/04/2005         90,000,000

TOTAL TIME DEPOSITS (COST $920,000,000)                                                                     920,000,000
                                                                                                         --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,594,392,534)*                                   100.00%                                         $6,594,392,534
                                                         ------                                          --------------

+     VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 93.19%

ALABAMA - 1.79%
$47,330,000  JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
             LOC)+@                                                             2.00%     02/01/2042     $   47,330,000
  4,895,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY REVENUE
             SERIES 435 (BUSINESS IMPROVEMENT REVENUE LOC)+@                    2.03      11/15/2029          4,895,000

                                                                                                             52,225,000
                                                                                                         --------------

ALASKA - 2.61%
  1,340,000  ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
             MEDICAL OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC
             (HEALTHCARE FACILITIES REVENUE LOC)+@                              1.80      06/01/2010          1,340,000
  7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
             HOUSING REVENUE MBIA INSURED (HOUSING REVENUE LOC)+@               2.03      06/01/2026          7,495,000
 31,950,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
             PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@            2.18      07/01/2037         31,950,000
 35,660,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
             PROJECT SERIES C (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@            2.18      07/01/2037         35,660,000

                                                                                                             76,445,000
                                                                                                         --------------

ARIZONA - 0.85%
    400,000  ARIZONA STATE UNIVERSITY REVENUE SERIES A (COLLEGE AND
             UNIVERSITY REVENUE LOC)+@                                          1.97      07/01/2034            400,000
  5,615,000  PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.12      06/01/2007          5,615,000
 18,775,000  SCOTTSDALE AZ IDA REVENUE (EDUCATIONAL FACILITIES REVENUE
             LOC)+@                                                             2.00      05/01/2021         18,775,000

                                                                                                             24,790,000
                                                                                                         --------------

ARKANSAS - 0.01%
    280,000  ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY SFMR SERIES II
             COLLATERALIZED BY GNMA/FNMA (SINGLE FAMILY HOUSING REVENUE
             LOC)+@                                                             2.08      07/01/2033            280,000
                                                                                                         --------------

CALIFORNIA - 2.73%
 26,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
             UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+@       1.95      11/01/2049         26,000,000
    755,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-3 (PROPERTY
             TAX REVENUE LOC)+@                                                 2.25      05/01/2034            755,000
  2,800,000  FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE
             LOC)+@                                                             1.94      09/01/2007          2,800,000
  4,800,000  LOS ANGELES CA SERIES L54J-REGULATION D+@                          2.05      06/30/2005          4,800,000
 13,500,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
             (WATER REVENUE LOC)+@                                              1.94      08/01/2042         13,500,000
  2,055,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
             REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK
             PLC LOC (PROPERTY TAX REVENUE LOC)+@                               1.99      07/01/2030          2,055,000
  6,650,000  RIVERSIDE COUNTY CA CFTS PARTNERSHIP RIVERSIDE COUNTY PUBLIC
             FACILITIES SERIES B (LEASE REVENUE LOC)+@                          1.88      12/01/2015          6,650,000
  1,100,000  SIMI VALLEY CALIFORNIA MFHR LINCOLN WOOD RANCH (HOUSING
             REVENUE LOC)+@                                                     1.98      06/01/2010          1,100,000
 15,700,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
             REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+@                  1.94      07/01/2019         15,700,000
  2,738,000  US BANCORP PROJECT FUNDING TRUST SERIES A (MUNICIPAL LOC)+++@      2.07      01/01/2010          2,738,000
  3,885,000  VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
             (TAX REVENUE LOC)+@                                                2.02      12/01/2019          3,885,000

                                                                                                             79,983,000
                                                                                                         --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
COLORADO - 2.14%
$ 1,800,000  ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER
             REVENUE LOC)+@                                                     1.95%     11/01/2020     $    1,800,000
  2,015,000  COLORADO DEPARTMENT OF TRANSPORTATION REVENUE PUTTERS SERIES
             249Z AMBAC INSURED (TRANSPORTATION REVENUE LOC)+@                  2.03      06/15/2014          2,015,000
  7,800,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
             (EDUCATIONAL FACILITIES REVENUE LOC)+@                             2.20      02/01/2035          7,800,000
 15,900,000  FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE
             UNIVERSITY PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC
             (EDUCATIONAL FACILITIES REVENUE LOC)+@                             2.05      01/01/2025         15,900,000
  5,305,000  JEFFERSON COUNTY COLORADO SCHOOL DISTRICT NO R-001 SERIES 665
             (PROPERTY TAX REVENUE LOC)+@                                       2.03      12/15/2012          5,305,000
 22,900,000  UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE
             AND UNIVERSITY REVENUE LOC)+@                                      1.98      11/15/2035         22,900,000
  6,809,500  US BANCORP PROJECT FUNDING TRUST SERIES A (DEPOSITORY
             INSTITUTIONS LOC)+@++                                              2.07      03/01/2010          6,809,500

                                                                                                             62,529,500
                                                                                                         --------------

CONNECTICUT - 0.16%
  4,825,000  CONNECTICUT STATE HEALTH AND EDUCATIONAL FACILITY AUTHORIZED
             REVENUE YALE UNIVERSITY SERIES X-2 (COLLEGE AND UNIVERSITY
             REVENUE LOC)+@                                                     1.85      07/01/2037          4,825,000
                                                                                                         --------------

DELAWARE - 1.97%
 41,900,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL
             BILLING SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+@              1.99      12/01/2015         41,900,000
 15,600,000  KENT COUNTY STUDENT HOUSING REVENUE+@                              1.99      07/01/2036         15,600,000

                                                                                                             57,500,000
                                                                                                         --------------

DISTRICT OF COLUMBIA - 0.18%
  5,245,000  DISTRICT OF COLUMBIA ROCS RR II (PROPERTY TAX REVENUE LOC)+@       2.04      06/01/2022          5,245,000
                                                                                                         --------------

FLORIDA - 1.00%
  3,160,000  BOYNTON BEACH COMMUNITY REDEVELOPMENT AGENCY FLORIDA TAX
             INCREMENT REVENUE SERIES 657 (TAX REVENUE LOC)+@                   2.03      10/01/2012          3,160,000
  2,655,000  BREVARD COUNTY FLORIDA SCHOOL BOARD CERTIFICATES PARTNER
             SERIES 638 (LEASE REVENUE LOC)+@                                   2.03      07/01/2012          2,655,000
  9,000,000  EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE
             BOARD OF EDUCATION LOTTERY REVENUE SERIES B) FGIC INSURED
             (OTHER REVENUE LOC)+@                                              2.02      07/01/2019          9,000,000
  5,195,000  FLORIDA STATE CORRECTIONAL PRIVATIZATION COMMUNITY CTFS
             PARTNERSHIP SERIES II R (JAIL FACILITIES REVENUE LOC)+@            2.02      08/01/2025          5,195,000
  1,635,000  ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
             FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                             2.05      05/01/2027          1,635,000
  1,880,000  ORANGE COUNTY FL SCHOOL BOARD CTFS PARTNER (OTHER REVENUE
             LOC)+@                                                             2.03      08/01/2012          1,880,000
  5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
             NORTHERN TRUST COMPANY LOC (RECREATIONAL FACILITIES REVENUE
             LOC)+@                                                             2.05      05/01/2031          5,500,000
    115,000  POLK COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
             MASTER LEASE PROGRAM SERIES A (LEASE REVENUE LOC)+@                1.87      01/01/2028            115,000

                                                                                                             29,140,000
                                                                                                         --------------

GEORGIA - 1.76%
  5,300,000  CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL
             DEVELOPMENT REVENUE BLUE CIRCLE AGGREGATES INCORPORATED
             DANSKE BANK LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@             2.05      09/01/2009          5,300,000
  1,195,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
             REVENUE SERIES 580 (EDUCATIONAL FACILITIES REVENUE LOC)+@          2.03      07/15/2012          1,195,000
  4,270,000  EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA
             AIRPORT REVENUE SERIES A) FGIC INSURED (AIRPORT REVENUE LOC)+@     2.04      01/01/2030          4,270,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
GEORGIA (continued)
$ 8,120,000  FULTON COUNTY GS DEVELOPMENT AUTHORITY REVENUE SERIES 960
             (COLLEGE AND UNIVERSITY REVENUE LOC)+@                             2.03%     05/01/2036     $    8,120,000
  5,290,000  FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R
             2074 (HEALTHCARE FACILITIES REVENUE LOC)+@                         2.04      01/01/2020          5,290,000
 13,440,000  GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K (GENERAL
             OBLIGATION - POLITICAL SUBDIVISION LOC)+@                          2.09      12/01/2022         13,440,000
  4,500,000  GEORGIA STATE SERIES B (OTHER REVENUE LOC)                         4.50      05/01/2005          4,537,600
  9,285,000  ROSELL GA HOUSING AUTHORITY MFHR REVENUE (HOUSING REVENUE
             LOC)+@                                                             2.00      01/01/2034          9,285,000

                                                                                                             51,437,600
                                                                                                         --------------

HAWAII - 1.50%
  8,000,000  EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
             HIGHWAY REVENUE) FSA INSURED (TOLL ROAD REVENUE LOC)+@             2.04      07/01/2016          8,000,000
 15,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
             LOC)+@                                                             2.28      12/01/2006         15,000,000
  6,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
             LOC)+@                                                             2.28      12/01/2018          6,000,000
 15,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
             LOC)+@                                                             2.28      12/01/2019         15,000,000

                                                                                                             44,000,000
                                                                                                         --------------

ILLINOIS - 4.85%
  5,000,000  CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
             REVENUE LOC)+@                                                     2.09      06/01/2021          5,000,000
  6,050,000  CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R-139 AMBAC
             INSURED (PROPERTY TAX REVENUE LOC)+@                               2.04      12/01/2022          6,050,000
  1,500,000  CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE CARTON COMPANY
             PROJECT BANKERS TRUST COMPANY LOC (ECONOMIC DEVELOPMENT
             REVENUE LOC)+@                                                     2.15      06/01/2012          1,500,000
  5,435,000  CHICAGO IL PARK DISTRICT ROC RR SERIES II-R-4018 AMBAC
             INSURED ( STATE & LOCAL GOVERNMENT LOC)+@                          2.04      01/01/2024          5,435,000
  1,340,000  CHICAGO IL PUBLIC BUILDING COMMERCIAL BUILDING REVENUE SERIES
             C (LEASE REVENUE LOC)                                              5.38      02/01/2005          1,344,153
  2,800,000  CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015 CLASS A
             FGIC INSURED (LEASE REVENUE LOC)+@                                 2.04      12/01/2014          2,800,000
  5,700,000  CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED
             (SALES TAX REVENUE LOC)+@                                          2.03      01/01/2027          5,700,000
  3,747,000  COOK COUNTY IL CTFS SERIES 458 FGIC INSURED (PROPERTY TAX
             REVENUE LOC)+@                                                     2.03      11/15/2028          3,747,000
  5,125,000  EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
             FGIC INSURED (OTHER REVENUE LOC)+@                                 2.04      02/01/2019          5,125,000
 18,025,000  EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
             SERIES C) AMBAC INSURED (PROPERTY TAX REVENUE LOC)+@               2.04      11/15/2025         18,025,000
  4,000,000  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
             FGIC INSURED (OTHER REVENUE LOC)+@                                 2.04      02/01/2027          4,000,000
    105,000  ELGIN IL INDUSTRIAL DEVELOPMENT REVENUE GEMINI MOULDINGS
             PROJECT LASALLE BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE
             LOC)+@                                                             2.08      12/01/2028            105,000
  4,810,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHRISTIAN
             HERITAGE ACADEMY US BANK NA LOC (PRIVATE SCHOOL REVENUE LOC)+@     2.27      12/01/2021          4,810,000
    849,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH
             CHILDRENS HOME PROJECT AMERICAN NATIONAL B&T LOC (HEALTHCARE
             FACILITIES REVENUE LOC)+@                                          2.00      06/01/2015            849,000
    190,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
             LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+@           2.00      03/01/2028            190,000
  4,700,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST XAVIER
             UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC (COLLEGE AND
             UNIVERSITY REVENUE LOC)+@                                          2.01      10/01/2032          4,700,000
 14,900,000  ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE RIVERSIDE
             HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)+@               2.00      11/01/2019         14,900,000
    700,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE (HOSPITAL
             REVENUE LOC)+@                                                     2.20      08/01/2026            700,000
  3,200,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
             CENTER SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES
             REVENUE LOC)+@                                                     2.00      01/01/2016          3,200,000
 19,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE SILVER CROSS
             HOSPITAL & MEDICAL SERIES A FIFTH THIRD BANK LOC (HEALTHCARE
             FACILITIES REVENUE LOC)+@                                          2.00      08/15/2026         19,000,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
ILLINOIS (continued)
$ 2,300,000  ILLINOIS STATE (PROPERTY TAX REVENUE LOC)+@                        2.03%     11/01/2012     $    2,300,000
  7,530,000  ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
             TERRITORIES LOC)+@                                                 2.07      05/01/2012          7,530,000
  5,425,000  ILLINOIS STATE ROCS RR II (GENERAL OBLIGATION - SCHOOL
             DISTRICTS LOC)+@                                                   2.04      07/01/2017          5,425,000
  4,500,000  ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
             SERIES SG-9 (SALES TAX REVENUE LOC)+@                              2.03      06/15/2019          4,500,000
  6,800,000  LOMBARD IL IDA REVENUE 2500 HIGLAND AVENUE PROJECT
             MID-AMERICA FEDERAL SAVINGS & LOAN LOC (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.44      12/01/2006          6,800,000
  4,895,000  SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)+@                2.04      12/01/2034          4,895,000
  3,120,000  WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH COLLEGE
             PROJECT ALLIED IRISH BANK PLC LOC (COLLEGE AND UNIVERSITY
             REVENUE LOC)+@                                                     2.00      12/01/2032          3,120,000

                                                                                                            141,750,153
                                                                                                         --------------

INDIANA - 1.43%
    300,000  INDIANA HFFA REVENUE CAPITAL ACCESS COMERICA BANK LOC
             (HEALTHCARE FACILITIES REVENUE LOC)+@                              2.00      04/01/2013            300,000
  3,860,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
             SERIES B FIFTH THIRD BANK LOC (HEALTHCARE FACILITIES REVENUE
             LOC)+@                                                             2.27      10/01/2022          3,860,000
  4,500,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
             A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+@               2.00      12/01/2015          4,500,000
  1,100,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
             FACILITIES DEPAUW UNIVERSITY PROJECT (HIGHER EDUCATION
             FACILITIES AUTHORITY REVENUE LOC)+@                                2.22      07/01/2032          1,100,000
  9,990,000  INDIANA STATE OFFICE BUILDING COMMISSION FACILITIES REVENUE
             MERLOTS SERIES B17 MBIA INSURED (LEASE REVENUE LOC)+@              2.06      07/01/2023          9,990,000
  2,000,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES B-21
             (TOLL ROAD REVENUE LOC)+@                                          2.06      12/01/2022          2,000,000
  5,290,000  INDIANA UNIVERSITY REVENUES (COLLEGE AND UNIVERSITY REVENUE
             LOC)+@                                                             2.04      08/01/2023          5,290,000
    750,000  INDIANAPOLIS IN ECONOMIC DEVELOPMENT REVENUE JEWISH
             FEDERATION CAMPUS FIFTH THIRD BANK LOC (ECONOMIC DEVELOPMENT
             REVENUE LOC)+@                                                     2.00      04/01/2005            750,000
 14,135,000  RICHMOND IN HOSPITAL AUTHORITY REVENUE REID HOSPITAL & HEALTH
             CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+@                 2.05      01/01/2012         14,135,000

                                                                                                             41,925,000
                                                                                                         --------------

IOWA - 3.41%
 13,265,000  HILLS IA HEALTHCARE REVENUE MERCY HOSPITAL PROJECT US BANK NA
             LOC (HEALTHCARE FACILITIES REVENUE LOC)+@                          2.22      08/01/2032         13,265,000
  6,100,000  IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST
             LUKE'S HEALTH SERIES A GENERAL ELECTRIC CAPITAL CORPORATION
             LOC (HEALTHCARE FACILITIES REVENUE LOC)+@                          2.00      03/01/2018          6,100,000
  2,960,000  IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT SERIES A
             COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+@       2.05      05/01/2031          2,960,000
  3,000,000  IOWA FINANCE AUTHORITY PRIVATE COLLEGE REVENUE DRAKE
             UNIVERSITY PROJECT FIRSTAR BANK LOC (COLLEGE AND UNIVERSITY
             REVENUE LOC)+@                                                     2.27      07/01/2011          3,000,000
  1,380,000  IOWA FINANCE AUTHORITY SFHR CTFS SERIES N (SINGLE FAMILY
             HOUSING REVENUE LOC)+@                                             2.14      01/01/2008          1,380,000
  3,190,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGE
             FACILITIES GRAND VIEW PROJECT FIRSTAR BANK NA LOC (COLLEGE
             AND UNIVERSITY REVENUE LOC)+@                                      2.27      10/01/2025          3,190,000
  1,750,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGES
             AMBROSE (COLLEGE AND UNIVERSITY REVENUE LOC)+@                     2.22      04/01/2033          1,750,000
 41,200,000  IOWA SCHOOL CASH ANTICIPATION PROGRAM-SERIES A (GENERAL
             OBLIGATION - SCHOOL DISTRICTS LOC)                                 3.00      06/30/2005         41,393,761
 24,000,000  IOWA STATE (TAX REVENUE LOC)                                       3.00      06/30/2005         24,136,044
  2,615,000  OSKALOOSA IA PRIVATE SCHOOL FACILITY REVENUE WILLIAM PENN
             UNIVERSITY PROJECT US BANK NA LOC (PRIVATE SCHOOL REVENUE
             LOC)+@                                                             2.27      07/01/2020          2,615,000

                                                                                                             99,789,805
                                                                                                         --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
KANSAS - 1.14%
$12,500,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
             OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE
             LOC)+@                                                             2.22%     11/15/2028     $   12,500,000
  5,885,000  LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)+@                 2.04      01/01/2006          5,885,000
 15,000,000  OLATHE KANSAS HEALTH FACILITIES REVEUNE SERIES A (HOSPITAL
             REVENUE LOC)+@                                                     2.22      09/01/2032         15,000,000

                                                                                                             33,385,000
                                                                                                         --------------

KENTUCKY - 1.24%
  7,200,000  BRECKINRIDGE COUNTY KY LEASE PROGRAM REVENUE ASSOCIATION +@        2.20      02/01/2032          7,200,000
  7,470,000  KENTUCKY STATE PROPERTY AND BUILDINGS COMMISSION REVENUE ROCS
             RR II R 4053+@                                                     2.04      11/01/2020          7,470,000
  9,795,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT
             SEWER AND DRAIN SYSTEM SERIES A (SEWER REVENUE LOC)+@              1.97      05/15/2023          9,795,000
 11,750,000  SHELBY COUNTY KY LEASE REVENUE SERIES A (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.20      09/01/2034         11,750,000

                                                                                                             36,215,000
                                                                                                         --------------

LOUISIANA - 1.06%
 5,000,000  ERNEST N MORIAL-NEW ORLEANS LA EXHIBIT HALL AUTHORITY SPECIAL
            TAX SERIES A46 (SPECIAL TAX REVENUE LOC)+@                          2.06      07/15/2028          5,000,000
 8,500,000  LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                              2.00      08/01/2007          8,500,000
 5,620,000  LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
            (HEALTHCARE FACILITIES REVENUE LOC)+@                               2.04      05/15/2022          5,620,000
 5,740,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT
            FACILITIES REVENUE INTERNATIONAL MARINE TERM PROJECT SERIES B
            KREDITBANK NV LOC (HARBOR DEPARTMENT REVENUE LOC)+@                 1.08      03/15/2006          5,740,000
 6,150,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT
            FACILITIES REVENUE INTERNATIONAL MARINE TERMINAL PROJECT
            SERIES A KREDITBANK NV LOC (TRANSPORTATION REVENUE LOC)+@           1.08      03/15/2006          6,150,000

                                                                                                             31,010,000
                                                                                                         --------------

MAINE - 0.14%
  4,235,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 547
             (ECONOMIC DEVELOPMENT REVENUE LOC)+@                               2.03      07/01/2012          4,235,000
                                                                                                         --------------

MARYLAND - 0.18%
  2,300,000  COMMUNITY DEVELOPMENT ADMINISTRATION MARYLAND MULTIFAMILY
             DEVELOPMENT REVENUE (HOUSING REVENUE LOC)+@                        1.95      06/15/2026          2,300,000
  2,975,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT REVENUE (HOSPITAL
             REVENUE LOC)+@                                                     1.99      03/01/2032          2,975,000

                                                                                                              5,275,000
                                                                                                         --------------

MASSACHUSETTS - 7.23%
  9,250,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY SERIES B
             (TRANSPORTATION REVENUE LOC)@                                      5.38      03/01/2005          9,393,191
 54,600,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
             MASSACHUSETTS INSTITUTE OF TECHNOLOGY J-2+@                        1.88      07/01/2031         54,600,000
  5,745,000  MASSACHUSETTS STATE DEVELOPMENT FINANCING AGENCY SERIES 563
             (STATE AGENCY HOUSING REVENUE LOC)+@                               1.99      01/01/2016          5,745,000
  7,495,000  MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)+@           1.70      12/01/2014          7,495,000
  8,350,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
             REVENUE (HOSPITAL REVENUE LOC)+@                                   1.98      07/01/2029          8,350,000
 58,200,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
             REVENUE HARVARD UNIVERSITY SERIES GG-1 (COLLEGE AND
             UNIVERSITY REVENUE LOC)+@                                          1.85      07/01/2029         58,200,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
MASSACHUSETTS (continued)
$30,000,000  MASSACHUSETTS STATE HEALTH AND EDUCATIONAL FACILTIES
             AUTHORITY REVENUE+@                                                1.85%     11/01/2049     $   30,000,000
  5,000,000  MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX REVENUE
             B19 (OTHER REVENUE LOC)+@                                          2.05      01/01/2028          5,000,000
 32,815,000  ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION LEASE REVENUE
             SERIES B (LEASE REVENUE LOC)+@                                     1.95      06/15/2033         32,815,000

                                                                                                            211,598,191
                                                                                                         --------------

MICHIGAN - 3.56%
  1,125,000  BIG RAPIDS MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE
             LOC)@                                                              5.63      05/01/2005          1,152,232
  7,200,000  DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A FGIC
             INSURED (PROPERTY TAX REVENUE LOC)+@                               2.04      05/01/2032          7,200,000
  2,255,000  DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA
             INSURED (SEWER REVENUE LOC)+@                                      2.06      07/01/2026          2,255,000
  6,495,000  DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC
             INSURED (SEWER REVENUE LOC)+@                                      2.04      07/01/2026          6,495,000
  1,000,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL
             REVENUE BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)+@                              2.27      02/15/2016          1,000,000
  9,765,000  LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+@     2.04      05/01/2023          9,765,000
 18,000,000  MICHIGAN MUNICIPAL AUTHORITY REVENUE (STATE & LOCAL
             GOVERNMENTS LOC)                                                   3.00      08/19/2005         18,160,439
 20,600,000  MICHIGAN STATE (OTHER REVENUE LOC)                                 3.50      09/30/2005         20,824,798
  4,285,000  MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE
             LOC)+@                                                             2.04      10/15/2021          4,285,000
  1,700,000  MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES B (OTHER
             REVENUE LOC)+@                                                     1.97      09/15/2008          1,700,000
 15,000,000  MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES D
             (TRANSPORTATION REVENUE LOC)+@                                     1.95      09/15/2009         15,000,000
  8,700,000  MICHIGAN STATE GRANT SERIES A (GENERAL OBLIGATION - POLITICAL
             SUBDIVISION LOC)+@                                                 1.97      09/15/2008          8,700,000
  7,600,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED
             OBLIGATION REVENUE NONPROFIT HOUSING CORPORATION VI (HOUSING
             REVENUE LOC)+@                                                     2.00      06/01/2025          7,600,000

                                                                                                            104,137,469
                                                                                                         --------------

MINNESOTA - 3.72%
  3,175,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED
             BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+@                       2.00      07/15/2030          3,175,000
  8,350,000  BURNSVILLE MN MULTIFAMILY REVENUE (HOUSING REVENUE LOC)+@          2.00      01/01/2035          8,350,000
  2,935,000  CASS LAKE MN INDEPENDENT SCHOOL DISTRICT NUMBER 115 SERIES A       3.00      09/19/2005          2,962,566
    900,000  COHASSET MN REVENUE (POWER REVENUE LOC)+@                          2.22      12/01/2007            900,000
  3,400,000  COHASSET MN REVENUE MINNESOTA & LIGHT COMPANY PROJECT-B
             (POWER REVENUE LOC)+@                                              2.22      06/01/2013          3,400,000
  3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
             FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+@                          2.00      05/01/2027          3,250,000
  1,475,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT
             484 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE
             LOC)+@                                                             2.04      12/01/2022          1,475,000
  1,310,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
             FACILITIES MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES
             REVENUE LOC)+@                                                     2.27      06/01/2019          1,310,000
  8,655,000  EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
             LOC)+@                                                             2.04      12/01/2029          8,655,000
  1,950,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
             (PROPERTY TAX REVENUE LOC)+@                                       2.04      10/01/2019          1,950,000
 12,780,000  EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
             (MULTI-FAMILY HOUSING REVENUE LOC)+@                               2.00      12/01/2029         12,780,000
  1,500,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 TAX
             ANTICIPATION CTFS (PROPERTY TAX REVENUE LOC)                       1.50      03/18/2005          1,501,505
  4,715,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
             REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+@              2.27      05/01/2027          4,715,000
    550,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
             LOC)+@                                                             2.00      03/01/2029            550,000
    240,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                             2.10      05/01/2023            240,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
MINNESOTA (continued)
$   850,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS
             2003-B06 (POLLUTION CONTROL REVENUE LOC)+@                         2.06%     03/01/2021     $      850,000
 17,500,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
             PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                  3.00      09/02/2005         17,667,501
  2,000,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
             (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+@              2.22      12/01/2034          2,000,000
  2,750,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
             ST THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES
             REVENUE LOC)+@                                                     2.03      04/01/2027          2,750,000
  2,910,000  MINNETONKA MN HOUSING FACILITIES REVENUE (HOUSING REVENUE
             LOC)+@                                                             2.00      05/15/2034          2,910,000
  2,865,000  PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT
             COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+@                     2.00      09/15/2031          2,865,000
  1,250,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
             COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+@             2.27      11/01/2022          1,250,000
  1,090,000  RUSHFORD PETERSON MN INDEPENDENT SCHOOL DISTRICT NUMBER 239
             SERIES A%%                                                         3.00      09/19/2005          1,100,237
  2,675,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
             REVENUE SERIES A (WATER REVENUE LOC)+@                             2.00      12/01/2012          2,675,000
  5,255,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE
             MINNESOTA PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC
             (HOUSING REVENUE LOC)+@                                            2.27      05/01/2022          5,255,000
  4,000,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
             DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)+@                      2.27      03/01/2021          4,000,000
    725,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
             DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
             LOC)+@                                                             2.27      03/01/2012            725,000
    850,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
             DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
             LOC)+@                                                             2.00      03/01/2022            850,000
  2,500,000  ST PAUL MN PORT AUTHORITY MULTIFAMILY REVENUE (HOUSING
             REVENUE LOC)+@                                                     2.00      02/01/2034          2,500,000
  3,160,000  ST PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
             OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
             (TRANSPORTATION REVENUE LOC)+@                                     2.05      02/01/2015          3,160,000
  3,050,000  UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE (EDUCATIONAL
             FACILITIES REVENUE LOC)+@                                          2.04      07/01/2021          3,050,000

                                                                                                            108,821,809
                                                                                                         --------------

MISSISSIPPI - 0.05%
  1,040,000  MISSISSIPPI HOME CORPORATION SFMR SERIES 146 GNMA FNMA
                  INSURED (SINGLE FAMILY MORTGAGE REVENUE LOC)+@                2.08      11/01/2029          1,040,000
                                                                                                         --------------

MISSOURI - 0.37%
    900,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
             (OTHER REVENUE LOC)+@                                              2.22      04/01/2027            900,000
    145,000  MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY EDUCATION
             FACILITIES REVENUE ST LOUIS UNIVERSITY PROJECT SERIES A
             (EDUCATIONAL FACILITIES REVENUE LOC)+@                             2.27      10/01/2009            145,000
  3,800,000  MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY REVENUE
             CHRISTIAN BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES
             REVENUE LOC)+@                                                     2.27      10/01/2032          3,800,000
  6,045,000  MISSOURI STATE HEALTH & EDUCATION FACILITIES AUTHORITY ST
             FRANCIS MEDICAL CENTER SERIES A (NURSING HOME REVENUE LOC)+@       2.22      06/01/2026          6,045,000

                                                                                                             10,890,000
                                                                                                         --------------

MONTANA - 1.23%
  8,625,000  FORSYTH MT PCR PACIFICORPORATION PROJECT (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.25      01/01/2018          8,625,000
  5,055,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
             CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)+@                1.25      03/01/2005          5,055,000
  5,695,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
             CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)+@                1.25      03/01/2009          5,695,000
  5,765,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
             CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)+@                1.25      03/01/2010          5,765,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
MONTANA (continued)
$10,705,000  MONTANA STATE HEALTH FACILITIES AUTHORITY FACILITIES REVENUE
             (HOSPITAL REVENUE LOC)+@                                           2.10%     02/15/2020     $   10,705,000

                                                                                                             35,845,000
                                                                                                         --------------

NEBRASKA - 1.78%
 20,000,000  AMERICAN PUBLIC ENERGY AGENCY NEBRASKA GAS SUPPLY REVENUE
             NATIONAL PUBLIC GAS AGENCY PROJECT SERIES A (OTHER REVENUE
             LOC)+@                                                             2.04      02/01/2014         20,000,000
 15,745,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY NUMBER 1 HOSPITAL
             REVENUE BRYAN LEIGH MEDICAL CENTER PROJECT AMBAC INSURED
             (HOSPITAL REVENUE LOC)+@                                           2.22      06/01/2018         15,745,000
  5,900,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
             UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+@          2.22      03/01/2033          5,900,000
 10,450,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
             UNIVERSITY PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL
             FACILITIES REVENUE LOC)+@                                          2.22      08/01/2031         10,450,000

                                                                                                             52,095,000
                                                                                                         --------------

NEVADA - 1.53%
 30,000,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
             REVENUE LOC)+@                                                     1.96      07/01/2012         30,000,000
  5,970,000  CLARK COUNTY NV ROC RR SERIES II-R-1035 MBIA INSURED
             (PROPERTY TAX REVENUE LOC)+@                                       2.04      06/01/2021          5,970,000
  4,600,000  LAS VEGAS VALLEY NV WATER DISTRICT (WATER REVENUE LOC)             5.00      06/01/2005          4,657,324
  4,100,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+@      2.04      06/01/2020          4,100,000

                                                                                                             44,727,324
                                                                                                         --------------

NEW HAMPSHIRE - 0.20%
  5,900,000  NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
             (HOUSING REVENUE LOC)+@                                            1.95      09/15/2026          5,900,000
                                                                                                         --------------

NEW JERSEY - 2.78%
  4,460,000  NEW JERSEY SAINT BARNABAS HEALTH REVENUE SERIES A (NURSING
             HOME REVENUE LOC)+@                                                1.95      07/01/2031          4,460,000
 28,365,000  NEW JERSEY SPORTS & EXPOSITION AUTHORITY STATE CONTRACT
             SERIES C (RECREATIONAL FACILITIES REVENUE LOC)+@                   1.95      09/01/2024         28,365,000
 37,000,000  NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A (GENERAL
             OBLIGATION - STATES, TERRITORIES LOC)                              3.00      06/24/2005         37,216,030
 11,200,000  NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
             (TOLL ROAD REVENUE LOC)+@                                          1.94      01/01/2018         11,200,000

                                                                                                             81,241,030
                                                                                                         --------------

NEW MEXICO - 0.57%
  2,000,000  BLOOMFIELD NM HEALTHCARE FACILITIES REVENUE SERIES A LASALLE
             NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)+@            2.20      11/15/2010          2,000,000
  2,210,000  ESPANOLA NM HEALTH CARE REVENUE SERIES A LASALLE NATIONAL
             BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)+@                     2.20      11/15/2010          2,210,000
  3,615,000  HURLEY NM PCR UPDATES-KENNECOTT SANTA FE (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.18      12/01/2015          3,615,000
  3,610,000  NEW MEXICO FINANCE AUTHORITY REVENUE PUBLIC PROJECT REVOLVING
             FUND SERIES C (OTHER REVENUE LOC)%%                                2.50      06/01/2005          3,623,552
  3,730,000  NEW MEXICO FINANCING AUTHORITY STATE TRANSACTION REVENUE
             SERIES 435 (SALES TAX REVENUE LOC)+@                               2.03      12/15/2011          3,730,000
  1,585,000  SILVER CITY NM SERIES A LASALLE NATIONAL BANK LOC (HEALTHCARE
             FACILITIES REVENUE LOC)+@                                          2.20      11/15/2010          1,585,000

                                                                                                             16,763,552
                                                                                                         --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
NEW YORK - 5.18%
$48,780,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION MULTIFAMILY
             RENT HOUSING REVENUE SERIES A (HOUSING REVENUE LOC)+@              1.95%     11/15/2019     $   48,780,000
 12,000,000  NEW YORK NY SUBSERIES H-3 (STATE & LOCAL GOVERNMENTS LOC)+@        1.97      03/01/2034         12,000,000
 28,650,000  NEW YORK NY SUBSERIES H-6 (PROPERTY TAX REVENUE LOC)+@             1.98      03/01/2034         28,650,000
  8,500,000  NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)+@                 1.98      05/15/2034          8,500,000
 14,200,000  NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)+@                 1.95      11/01/2035         14,200,000
  9,450,000  NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)+@        2.00      11/15/2037          9,450,000
 30,000,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY REVENUES
             (TRANSPORTATION REVENUE LOC)+@                                     1.69      01/01/2033         30,000,000

                                                                                                            151,580,000
                                                                                                         --------------

NORTH CAROLINA - 1.90%
    800,000  ALBERMARLE NC HOSPITAL AUTHORITY HEALTH CARE FACILITIES
             REVENUE (HEALTHCARE FACILITIES REVENUE LOC)+@                      1.99      10/01/2015            800,000
  2,335,000  FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE SERIES B
             (UTILITIES REVENUE LOC)+@                                          1.97      03/01/2009          2,335,000
  3,300,000  FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE (UTILITIES
             REVENUE LOC)+@                                                     1.97      03/01/2020          3,300,000
 37,905,000  FAYETTEVILLE NC PUBLIC WORKS COMMUNITY REVENUE (OTHER REVENUE
             LOC)+@                                                             1.97      03/01/2024         37,905,000
  8,705,000  MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)+@          2.00      02/01/2016          8,705,000
  2,675,000  NORTH CAROLINA MEDICAL CARE COMMON HEALTH CARE FACILITIES
             REVENUE (HEALTHCARE FACILITIES REVENUE LOC)+@                      1.99      08/01/2024          2,675,000

                                                                                                             55,720,000
                                                                                                         --------------

NORTH DAKOTA - 0.11%
    400,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY REVENUE SERIES B
             (HOUSING REVENUE LOC)+@                                            2.01      01/01/2034            400,000
  2,900,000  WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY
             OBLIGATION GROUP SERIES A US BANK NA LOC (HOSPITAL REVENUE
             LOC)+@                                                             2.27      07/01/2029          2,900,000

                                                                                                              3,300,000
                                                                                                         --------------

OHIO - 2.29%
  1,800,000  AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)+@                    2.03      12/01/2020          1,800,000
 14,790,000  FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES B (HOSPITAL
             REVENUE LOC)+@                                                     1.42      12/01/2020         14,790,000
  4,950,000  FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES II-R-55 SALOMON
             SMITH BARNEY LOC (HOSPITAL REVENUE LOC)+@                          2.03      06/01/2017          4,950,000
  5,100,000  FRANKLIN COUNTY OH REVENUE (STATE & LOCAL GOVERNMENTS LOC)+@       2.00      12/01/2038          5,100,000
  6,295,000  OHIO STATE GO SERIES RR II-R 206 FGIC INSURED (PROPERTY TAX
             REVENUE LOC)+@                                                     2.03      03/15/2015          6,295,000
  2,340,000  OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A
             (LEASE REVENUE LOC)+@                                              2.00      09/01/2027          2,340,000
 28,300,000  RICHLAND COUNTY OH HEALTH CARE FACILITIES REVENUE SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)+@                              1.97      11/01/2027         28,300,000
    540,000  WARREN COUNTY OH HEALTH CARE FACILITIES REVENUE OTTERBEIN
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+@                     2.00      07/01/2021            540,000
  2,810,000  WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE CINCINNATI
             ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.15      09/01/2015          2,810,000

                                                                                                             66,925,000
                                                                                                         --------------

OKLAHOMA - 0.52%
  7,300,000  MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA
             NA LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+@       2.05      10/01/2032          7,300,000
  1,700,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
             CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC
             (NURSING HOME REVENUE LOC)+@                                       2.27      02/01/2012          1,700,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
OKLAHOMA (continued)
$ 6,100,000  OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT BANK
             OF AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+@            2.05%     11/01/2018     $    6,100,000

                                                                                                             15,100,000
                                                                                                         --------------

OREGON - 0.88%
 19,000,000  OREGON STATE TAX ANTICIPATION NOTES SERIES A (OTHER REVENUE
             LOC)                                                               3.00      06/30/2005         19,113,156
  1,600,000  PORTLAND OR SEWER REVENUE (SEWER REVENUE LOC)+@                    2.03      10/01/2012          1,600,000
  4,995,000  TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
             (TRANSPORTATION REVENUE LOC)+@                                     2.03      08/01/2019          4,995,000

                                                                                                             25,708,156
                                                                                                         --------------

OTHER - 1.88%
  4,322,210  ABN AMRO LEASETOPS CTFS TR 2000-2 ABN AMRO BANK NV LOC (OTHER
             REVENUE LOC)+@                                                     2.29      04/01/2005          4,322,210
 10,000,000  ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES FGIC
             INSURED (OTHER REVENUE LOC)+@++                                    2.04      12/06/2006         10,000,000
 15,420,000  ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED (PROPERTY TAX
             REVENUE LOC)+@                                                     2.04      12/01/2009         15,420,000
     32,101  PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES
             2002-1 (LEASE REVENUE LOC)+@                                       2.19      07/19/2006             32,101
 25,355,000  SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+@     2.19      07/01/2041         25,355,000

                                                                                                             55,129,311
                                                                                                         --------------

PENNSYLVANIA - 5.56%
 13,000,000  BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
             (POLLUTION CONTROL REVENUE LOC)+@                                  1.98      06/01/2030         13,000,000
 19,000,000  DELAWARE COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY POLLUTION
             CONTROL REVENUE (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@             2.25      04/01/2021         19,000,000
 19,600,000  MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE LOC)+@     2.00      10/01/2030         19,600,000
  4,165,000  PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
             REVENUE SERIES II R 1005 (SALES TAX REVENUE LOC)+@                 2.03      12/01/2015          4,165,000
 29,600,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES
             GIRARD ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE
             LOC)+@                                                             2.00      06/01/2032         29,600,000
  6,500,000  PHILADELPHIA PA SCHOOL DISTRICT REVENUE SERIES S (PROPERTY
             TAX REVENUE LOC)                                                   5.25      03/01/2005          6,542,654
 62,500,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE
             LOC)+@                                                             1.97      06/15/2023         62,500,000
  2,250,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE SERIES B (WATER &
             WASTEWATER AUTHORITY REVENUE LOC)+@                                1.96      08/01/2027          2,250,000
  5,900,000  WASHINGTON COUNTY PA AUTHORITY REVENUE (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.00      06/01/2027          5,900,000

                                                                                                            162,557,654
                                                                                                         --------------

RHODE ISLAND - 1.71%
 13,100,000  NARRAGANSETT RI BAY COMMON WASTEWATER SYSTEM REVENUE (SEWER
             REVENUE LOC)+@                                                     1.95      09/01/2034         13,100,000
 20,000,000  RHODE ISLAND CONVENTION CENTER AUTHORITY SERIES A (COLLEGE
             AND UNIVERSITY REVENUE LOC)+@                                      1.95      05/15/2027         20,000,000
  1,000,000  RHODE ISLAND REFUNDING BOARD AUTHORITY STATE PUBLIC PROJECTS
             REVENUE (LEASE REVENUE LOC)+@                                      2.03      08/01/2005          1,000,000
 16,000,000  RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION
             REVENUE HOSPITAL FINANCING CARE NEW ENGLAND SERIES A FLEET
             NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)+@            2.15      09/01/2032         16,000,000

                                                                                                             50,100,000
                                                                                                         --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
SOUTH CAROLINA - 1.33%
$ 5,900,000  CHARLESTON, SOUTH CAROLINA WATERWORKS AND SEWER REVENUE BONDS
             SERIES 2003A+@                                                     2.02%     01/01/2033     $    5,900,000
  5,600,000  PIEDMONT MUNICIPAL POWER AGENCY SOUTH CAROLINA ELECTRIC
             REVENUE SUBSERIES B-3 (POWER REVENUE LOC)+@                        1.98      01/01/2034          5,600,000
 11,900,000  PIEDMONT MUNICIPAL POWER AGENCY SOUTH CAROLINA ELECTRIC
             REVENUE SUBSERIES B-6 (POWER REVENUE LOC)+@                        1.98      01/01/2031         11,900,000
  4,435,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
             NONPROFIT INSITIUTIONS (COLLEGE AND UNIVERSITY REVENUE LOC)+@      2.05      02/01/2022          4,435,000
    155,000  SOUTH CAROLINA HOUSING FINANCE AND DEVELOPMENT AUTHORITY MTG
             REVENUE SERIES L (HOUSING REVENUE LOC)+@                           2.14      01/01/2009            155,000
  5,320,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REVENUE
             (ECONOMIC DEVELOPMENT REVENUE LOC)+@                               1.99      12/01/2024          5,320,000
  5,650,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE
             (ELECTRIC REVENUE LOC)+@                                           2.03      01/01/2023          5,650,000

                                                                                                             38,960,000
                                                                                                         --------------

TENNESSEE - 4.20%
  4,930,000  CHATTANOOGA TN ROC RR SERIES II-R-1026 MBIA INSURED (PROPERTY
             TAX REVENUE LOC)+@                                                 2.04      10/01/2022          4,930,000
  9,175,000  CLARKSVILLE TENNESSEE PUBLIC BUILDING AUTHORITY REVENUE
             (OTHER REVENUE LOC)+@                                              2.00      11/01/2027          9,175,000
 13,450,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
             FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
             LOC (OTHER REVENUE LOC)+@                                          2.15      07/01/2031         13,450,000
  4,235,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
             FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
             LOC (OTHER REVENUE LOC)+@                                          2.15      01/01/2033          4,235,000
 12,000,000  JACKSON TN ENERGY AUTHORITY WASTEWATER SYSTEM REVENUE FSA
             INSURED (SEWER REVENUE LOC)+@                                      2.00      12/01/2022         12,000,000
 19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
             INDUSTRIAL DEVELOPMENT STEWARTS FERRY APARTMENTS+@                 2.00      01/01/2034         19,985,000
  1,990,000  METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN DISTRICT
             ENERGY (OTHER REVENUE LOC)+@                                       2.04      10/01/2022          1,990,000
 17,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
             FINANCING REVENUE TENNESSEE COUNTY LIEN POOL (OTHER REVENUE
             LOC)+@                                                             2.15      07/01/2034         17,000,000
 31,655,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
             FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE
             LOC)+@                                                             2.15      04/01/2032         31,655,000
  4,122,500  PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL
             REVENUE SERIES 322 (HOSPITAL REVENUE LOC)+@                        2.09      11/15/2014          4,122,500
  4,230,000  RUTHERFORD COUNTY TN (EDUCATIONAL FACILITIES REVENUE LOC)+@        2.03      10/01/2012          4,230,000
    130,000  TENNESSEE HOUSING DEVELOPMENT AGENCY SERIES H (HOUSING
             REVENUE LOC)+@                                                     2.12      01/01/2009            130,000

                                                                                                            122,902,500
                                                                                                         --------------

TEXAS - 6.84%
  7,902,000  AUSTIN TX UTILITY SYSTEMS REVENUE SERIES G RECEIPTS
             (UTILITIES REVENUE LOC)+@                                          2.07      11/15/2011          7,902,000
  6,100,000  BEXAR COUNTY TX HOUSING FINANCING CORPORATION MFHR (HOUSING
             REVENUE LOC)+@                                                     2.00      12/15/2034          6,100,000
  5,925,000  DALLAS TX (PROPERTY TAX REVENUE LOC)+@                             2.03      02/15/2011          5,925,000
  6,000,000  EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA
             RAPID) AMBAC INSURED (SALES TAX REVENUE LOC)+@                     2.04      12/01/2026          6,000,000
  4,310,000  EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX
             ELECTRIC UTILITY SYSTEMS REVENUE) FSA INSURED (POWER REVENUE
             LOC)+@                                                             2.04      11/15/2012          4,310,000
  2,100,000  HARRIS COUNTY TX (POWER REVENUE LOC)+@                             2.03      10/01/2012          2,100,000
  8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
             REVENUE FLOATER CTFS SERIES 357 MBIA INSURED (HEALTHCARE
             FACILITIES REVENUE LOC)+@                                          2.03      07/01/2029          8,982,500


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
TEXAS (continued)
$ 1,900,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR
             LIEN RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE
             LOC)+@                                                             2.00%     11/15/2030     $    1,900,000
 13,200,000  HARRIS COUNTY TX INDUSTRIAL DEVELOMENT CORPORATION REVENUE
             BAYTANK HOUSTON INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE
             LOC)+@                                                             2.00      02/01/2020         13,200,000
  3,375,000  HOUSTON TEXAS GO (TAX REVENUE LOC)+@                               2.04      03/01/2010          3,375,000
 13,700,000  HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE
             FLOATER RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC (HIGHER
             EDUCATION FACILITIES AUTHORITY REVENUE LOC)+@                      2.03      11/15/2029         13,700,000
  4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG
             INSURED (PROPERTY TAX REVENUE LOC)+@                               2.03      02/15/2026          4,245,000
  6,700,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13 (WATER & SEWER
             REVENUE LOC)+@                                                     2.06      05/15/2025          6,700,000
  9,200,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-37 (WATER & SEWER
             REVENUE LOC)+@                                                     2.04      05/15/2027          9,200,000
  5,470,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495 FGIC
             INSURED (WATER & SEWER REVENUE LOC)+@                              2.03      12/01/2030          5,470,000
  3,770,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST
             RECEIPTS SERIES SG 120 (WATER & SEWER REVENUE LOC)+@               2.03      12/01/2023          3,770,000
  2,265,000  IRVING TX WATERWORKS AND SEWER REVENUE SERIES 403 (WATER &
             WASTEWATER AUTHORITY REVENUE LOC)+@                                2.03      02/15/2012          2,265,000
  3,300,000  LOWER COLORADO RIVER AUTHORITY TEXAS PUTTER SERIES 623 (OTHER
             REVENUE LOC)+@                                                     2.03      11/15/2009          3,300,000
  3,910,000  LOWER COLORADO RIVER AUTHORITY TEXAS REVENUE (OTHER REVENUE
             LOC)+@                                                             2.04      05/15/2023          3,910,000
  1,890,000  LOWER COLORADO RIVER AUTHORITY TEXAS ROCS - RR II R 4530+@         2.04      05/15/2022          1,890,000
  1,795,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
             JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)+@             2.00      11/01/2026          1,795,000
  5,900,000  SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)+@                 1.97      05/15/2033          5,900,000
  2,800,000  SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE REVENUE
             PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE LOC)+@         2.05      01/01/2017          2,800,000
  3,950,000  TEXAS A & M UNIVERSITY PERM UNIVERSITY FD (EDUCATIONAL
             FACILITIES REVENUE LOC)+@                                          2.03      07/01/2012          3,950,000
 48,500,000  TEXAS STATE TRANSPORTATION                                         3.00      08/31/2005         48,912,409
 15,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
             HEALTH REVENUE SERIES 4 AMBAC INSURED (HEALTHCARE FACILITIES
             REVENUE LOC)+@                                                     2.08      11/15/2024         15,195,000
  2,600,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
             (EDUCATIONAL FACILITIES REVENUE LOC)+@                             2.03      01/01/2012          2,600,000
  4,700,000  UNIVERSITY TEXAS UNIVERSITY REVENUES SERIES A (COLLEGE AND
             UNIVERSITY REVENUE LOC)+@                                          2.00      08/15/2013          4,700,000

                                                                                                            200,096,909
                                                                                                         --------------

UTAH - 0.66%
 19,365,000  SALT LAKE COUNTY UT POLLUTION CONTROL REVENUE SERIES B
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                             2.19      08/01/2007         19,365,000
                                                                                                         --------------

VIRGINIA - 1.52%
  2,200,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL JAIL
             FACILITIES REVENUE SERIES 569 (JAIL FACILITIES REVENUE LOC)+@      2.03      07/01/2012          2,200,000
 12,485,000  LOUDOUN COUNTY VA IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@       1.96      02/15/2038         12,485,000
 24,975,000  LOUDOUN COUNTY VA IDA REVENUE HOWARD HUGHES MEDICAL SERIES D
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                             2.00      02/15/2038         24,975,000
  4,700,000  LOUDOUN COUNTY VA IDA REVENUE SERIES B (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         1.96      02/15/2038          4,700,000

                                                                                                             44,360,000
                                                                                                         --------------

WASHINGTON - 2.71%
  5,223,500  ENERGY NORTHWEST WASHINGTON ELECTRIC REVENUE CTFS SERIES C
             FSA INSURED (ELECTRIC REVENUE LOC)+@                               2.07      01/01/2010          5,223,500
 17,350,000  ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK
             OF AMERICA NA LOC (WATER REVENUE LOC)+@                            2.00      02/15/2021         17,350,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
WASHINGTON (continued)
$ 3,870,000  KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R
             5026 (PROPERTY TAX REVENUE LOC)+@                                  2.04%     12/01/2015     $    3,870,000
  2,465,000  KING COUNTY WA SCHOOL DISTRICT NUMBER 403 RENTON (PROPERTY
             TAX REVENUE LOC)                                                   4.50      06/01/2005          2,494,405
  5,265,000  KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES
             II-R-1009 FSA INSURED (PROPERTY TAX REVENUE LOC)+@                 2.04      12/01/2017          5,265,000
  5,000,000  SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE SERIES 668 (POWER
             REVENUE LOC)+@                                                     2.03      08/01/2012          5,000,000
  1,900,000  SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA
             INSURED (UTILITIES REVENUE LOC)+@                                  1.97      12/01/2019          1,900,000
  2,165,000  WASHINGTON STATE (PROPERTY TAX REVENUE LOC)+@                      2.03      07/01/2012          2,165,000
  5,500,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
             REVENUE INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D
             (ECONOMIC DEVELOPMENT REVENUE LOC)+@                               2.10      09/30/2030          5,500,000
  1,150,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
             REVENUE PIONEER HUMAN SERVICES PROJECT H (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+@                                         2.15      09/01/2018          1,150,000
  9,600,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
             (HOSPITAL REVENUE LOC)+@                                           2.01      04/01/2018          9,600,000
  3,880,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
             ANNIE WRIGHT SCHOOL BANK OF AMERICA NA LOC (HOUSING REVENUE
             LOC)+@                                                             1.98      12/01/2023          3,880,000
  1,700,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
             TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)+@                             2.27      06/01/2032          1,700,000
  4,995,000  WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE
             LOC)+@                                                             2.06      01/01/2013          4,995,000
  1,700,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
             NO 1 REVENUE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2
             INSURED BY AMBAC (ELECTRIC REVENUE LOC)+@                          2.02      01/01/2005          1,700,000
    300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
             NO 2 REVENUE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC3
             INSURED BY AMBAC (ELECTRIC REVENUE LOC)+@                          2.02      07/01/2007            300,000
  2,815,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
             NUMBER 3 (ELECTRIC REVENUE LOC)                                    5.00      07/01/2005          2,858,445
  4,400,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE LOC)+@             2.04      07/01/2024          4,400,000

                                                                                                             79,351,350
                                                                                                         --------------

WEST VIRGINIA - 0.09%
  2,595,000  WEST VIRGINIA UNIVERSITY REVENUE (COLLEGE AND UNIVERSITY
             REVENUE LOC)+@                                                     2.04      10/01/2024          2,595,000
                                                                                                         --------------

WISCONSIN - 2.64%
  5,430,000  CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R-1017 FGIC
             INSURED (PROPERTY TAX REVENUE LOC)+@                               2.04      04/01/2019          5,430,000
 20,500,000  KENOSHA WI SCHOOL DISTRICT NUMBER 001                              3.00      09/26/2005         20,690,855
  6,000,000  MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)       6.25      10/01/2005          6,187,246
 33,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
             REVENUE+@                                                          1.98      08/15/2016         33,000,000
  2,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
             REVENUE ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES
             REVENUE LOC)+@                                                     2.27      11/01/2017          2,400,000
  2,100,000  WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)+@            2.03      05/01/2012          2,100,000
  7,565,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE LOC)+@            2.03      11/01/2012          7,565,000

                                                                                                             77,373,101
                                                                                                         --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,726,168,414)                                                       2,726,168,414
                                                                                                         --------------

COMMERCIAL PAPER - 6.81%
  9,550,000  CUYAHOGA COUNTY OH                                                 1.33      01/27/2005          9,550,000
  8,500,000  HARRIS COUNTY HOSPITAL                                             1.60      02/08/2005          8,500,000
  4,800,000  HARRIS COUNTY HOSPITAL DISTRICT                                    1.80      03/08/2005          4,800,000
  9,000,000  HOUSTON TX (WATER & SEWER REVENUE LOC)                             1.87      02/15/2005          9,000,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              INTEREST
PRINCIPAL    SECURITY NAME                                                      RATE    MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$ 9,665,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY (EDUCATIONAL
             FACILITIES REVENUE LOC)                                            1.82%     02/24/2005     $    9,665,000
  5,000,000  JOHNS HOPKINS UNIVERSITY                                           1.88      02/09/2005          5,000,000
 10,000,000  MARYLAND HEALTH & HIGHER EDUCATION                                 1.75      03/08/2005         10,000,000
 18,000,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY            1.83      02/15/2005         18,000,000
 18,000,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY            1.85      02/17/2005         18,000,000
 18,500,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY            1.75      02/10/2005         18,500,000
  8,000,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY            1.80      02/24/2005          8,000,000
 13,500,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY            1.75      03/08/2005         13,500,000
  7,500,000  NORTH CAROLINA CAPITAL FACILITIES                                  1.85      02/11/2005          7,500,000
  6,000,000  PHOENIX CIVIC IMPROVEMENT CORPORATION                              1.79      02/15/2005          6,000,000
 21,500,000  PHOENIX CIVIC IMPROVEMENT CORPORATION                              1.87      03/07/2005         21,500,000
  3,600,000  ROCHESTER MN HEALTH CARE                                           1.90      01/13/2005          3,600,000
  3,500,000  ROCHESTER MN HEALTH CARE                                           1.90      01/13/2005          3,500,000
 24,755,000  UNIVERSITY OF CALIFORNIA                                           1.85      02/16/2005         24,755,000

TOTAL COMMERCIAL PAPER (COST $199,370,000)                                                                  199,370,000
                                                                                                         --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,925,538,414)*                            100.00%                                                $2,925,538,414
                                                  ------                                                 --------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+     VARIABLE RATE SECURITIES.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $4,723,789. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                               INTEREST
PRINCIPAL       SECURITY NAME                                                    RATE    MATURITY DATE         VALUE
US TREASURY SECURITIES - 26.80%

US TREASURY BILLS - 25.87%
$    8,248,000  US TREASURY BILL^                                                1.75%     02/24/2005     $    8,227,151
   125,000,000  US TREASURY BILL^                                                1.75      03/03/2005        124,642,517
    18,183,000  US TREASURY BILL^                                                1.75      03/03/2005         18,130,850
   100,000,000  US TREASURY BILL^                                                2.20      03/03/2005         99,639,854
   225,000,000  US TREASURY BILL^                                                1.75      03/10/2005        224,278,125
    75,000,000  US TREASURY BILL^                                                1.88      03/24/2005         74,687,500
   125,000,000  US TREASURY BILL^                                                1.91      03/24/2005        124,470,833
    75,000,000  US TREASURY BILL^                                                1.95      03/31/2005         74,647,469
    75,000,000  US TREASURY BILL^                                                2.01      04/21/2005         74,548,875
    75,000,000  US TREASURY BILL^                                                2.04      04/28/2005         74,511,250
    75,000,000  US TREASURY BILL^                                                2.13      05/05/2005         74,458,625
    75,000,000  US TREASURY BILL^                                                2.15      05/12/2005         74,422,188
   100,000,000  US TREASURY BILL^                                                2.36      05/26/2005         99,062,556
   150,000,000  US TREASURY BILL^                                                2.55      06/30/2005        148,112,458
   100,000,000  US TREASURY BILL^                                                2.56      06/30/2005         98,736,694

                                                                                                           1,392,576,945
                                                                                                          --------------

US TREASURY NOTES - 0.93%
    50,000,000  US TREASURY NOTE                                                 1.63      01/31/2005         50,003,131
                                                                                                          --------------

TOTAL US TREASURY SECURITIES (COST $1,442,580,076)                                                         1,442,580,076
                                                                                                          --------------

REPURCHASE AGREEMENTS - 73.20%
    85,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $85,011,178)               1.60      01/03/2005         85,000,000
   750,000,000  BEAR STEARNS & COMPANY INC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $750,095,548)              1.55      01/03/2005        750,000,000
    50,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $50,006,575)               1.60      01/03/2005         50,000,000
   156,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $156,007,693)              0.60      01/03/2005        156,000,000
   800,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $800,099,945)              1.52      01/03/2005        800,000,000
   200,000,000  HSBC USA INC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $200,027,452)                         1.67      01/03/2005        200,000,000
   500,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,061,644)                         1.50      01/03/2005        500,000,000
 1,000,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,127,397)            1.55      01/03/2005      1,000,000,000
   400,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $400,092,055)              2.10      01/04/2005        400,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,941,000,000)                                                          3,941,000,000
                                                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,383,580,076)*                                   100.00%                                          $5,383,580,076
                                                         ------                                           --------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 2.26%
$     37,650,000  FNMA^                                                                2.00%        01/03/2005    $     37,650,000
     200,000,000  FNMA^                                                                2.13         04/06/2005         198,899,500
      82,235,000  FNMA^                                                                2.74         09/01/2005          80,726,581

TOTAL AGENCY NOTES - DISCOUNT (COST $317,276,081)                                                                      317,276,081
                                                                                                                  ----------------

AGENCY NOTES - INTEREST BEARING - 0.50%
      70,000,000  FHLMC+/-                                                             2.09         02/04/2005          69,996,945

TOTAL AGENCY NOTES - INTEREST BEARING (COST $69,996,945)                                                                69,996,945
                                                                                                                  ----------------

CERTIFICATES OF DEPOSIT - 3.81%
     240,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25         09/19/2005         239,966,248
     200,000,000  CDC IXIS                                                             2.45         10/06/2005         200,000,000
      35,000,000  CREDIT SUISSE FIRST BOSTON NY                                        2.75         11/14/2005          35,000,000
      60,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46         04/06/2005          59,999,694

TOTAL CERTIFICATES OF DEPOSIT (COST $534,965,942)                                                                      534,965,942
                                                                                                                  ----------------

COMMERCIAL PAPER - 37.41%
     161,476,000  AMSTEL FUNDING CORPORATION^                                          2.49         03/29/2005         160,526,656
     300,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.42         04/07/2005         298,104,333
     103,000,000  AQUINAS FUNDING LLC^                                                 2.45         05/16/2005         102,067,707
     204,151,000  ATLANTIS ONE FUNDING^                                                2.65         06/20/2005         201,626,332
     121,187,000  ATOMIUM FUNDING CORPORATION^                                         2.09         01/19/2005         121,074,431
      94,562,000  ATOMIUM FUNDING CORPORATION^                                         2.38         03/04/2005          94,186,904
     110,000,000  BLUE SPICE LLC^                                                      2.31         02/22/2005         109,647,083
     130,000,000  BNP PARIBAS FINANCE INCORPORATED^                                    2.47         03/28/2005         129,250,767
     300,000,000  BNP PARIBAS FINANCE INCORPORATED^                                    2.51         06/06/2005         296,778,833
      65,000,000  CAFCO LLC^                                                           2.00         01/19/2005          64,942,222
     100,000,000  CAFCO LLC^                                                           2.13         02/08/2005          99,787,000
      37,900,000  CC USA INCORPORATED^                                                 2.04         01/20/2005          37,863,490
     150,000,000  CDC COMMERCIAL PAPER CORPORATION^                                    2.14         04/19/2005         149,054,833
      50,274,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.03         01/18/2005          50,231,477
      58,314,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.09         01/26/2005          58,236,135
     100,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.29         02/15/2005          99,726,472
     200,000,000  CITIGROUP GLOBAL MARKETS^                                            2.13         02/02/2005         199,645,000
      31,500,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC+/-                             2.34         01/05/2006          31,500,000
      51,750,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC+/-                             2.37         01/10/2006          51,750,000
     100,000,000  CRC FUNDING LLC^                                                     2.13         02/08/2005          99,787,000
      53,398,000  CROWN POINT CAPITAL COMPANY^                                         2.03         01/07/2005          53,385,956
      66,503,000  CROWN POINT CAPITAL COMPANY^                                         2.21         02/04/2005          66,372,358
     100,000,000  DORADA FINANCE INCORPORATED^                                         2.26         02/17/2005          99,717,500
     100,000,000  GALAXY FUNDING INCORPORATED^                                         2.14         02/04/2005          99,809,778
      30,000,000  GALAXY FUNDING INCORPORATED^                                         2.32         02/25/2005          29,897,533
      60,000,000  GALAXY FUNDING INCORPORATED^                                         2.38         03/03/2005          59,765,967
      65,000,000  GALAXY FUNDING INCORPORATED^                                         2.38         03/14/2005          64,699,194
     170,000,000  GRAMPIAN FUNDING LLC^                                                2.68         06/21/2005         167,861,211
      10,000,000  K2 (USA) LLC^                                                        2.01         01/25/2005           9,987,717
     100,000,000  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED^                        2.55         06/02/2005          98,937,500
      50,000,000  KFW INTERNATIONAL FINANCE^                                           2.66         07/07/2005          49,317,812
      50,000,000  KFW INTERNATIONAL FINANCE^                                           2.67         07/15/2005          49,284,292
      50,000,000  KFW INTERNATIONAL FINANCE^                                           2.68         07/22/2005          49,255,556
      50,000,000  KFW INTERNATIONAL FINANCE^                                           2.69         07/26/2005          49,237,833
     195,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                2.31         02/11/2005         194,512,012
      89,855,000  LEXINGTON PARKER CAPITAL CORPORATION^                                2.46         05/13/2005          89,056,788
      75,000,000  LIQUID FUNDING LIMITED+/-                                            2.32         05/05/2005          75,000,000
      50,000,000  LIQUID FUNDING LIMITED+/-                                            2.41         10/17/2005          49,999,771
      81,391,000  MANE FUNDING CORPORATION^                                            2.46         03/22/2005          80,957,186
     125,000,000  MORGAN STANLEY+/-                                                    2.34         03/10/2005         125,000,000
      59,273,000  NEPTUNE FUNDING CORPORATION^                                         2.29         02/14/2005          59,114,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     46,422,000  NEPTUNE FUNDING CORPORATION^                                         2.36%        02/22/2005    $     46,269,839
      50,100,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                           1.77         01/06/2005          50,092,610
      40,000,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                           2.25         02/18/2005          39,885,000
      65,000,000  NORTHERN ROCK PLC^                                                   2.46         03/21/2005          64,657,992
     235,268,000  PERRY GLOBAL FUNDING LLC^                                            2.32         02/23/2005         234,501,418
      90,000,000  PICAROS FUNDING LLC^                                                 2.58         05/03/2005          89,226,000
      59,000,000  SEDNA FINANCE INCORPORATED^                                          1.90         01/18/2005          58,953,292
      50,000,000  SEDNA FINANCE INCORPORATED+/-                                        2.38         10/17/2005          49,986,206
      90,000,000  SOLITAIRE FUNDING LLC^                                               2.00         01/06/2005          89,985,000
      22,579,000  SOLITAIRE FUNDING LLC^                                               2.01         01/11/2005          22,568,915
      96,974,000  SOLITAIRE FUNDING LLC^                                               2.00         01/12/2005          96,925,513
     200,000,000  SPINTAB AB^                                                          2.36         03/08/2005         199,160,889
      62,000,000  STANDARD FEDERAL BANK                                                2.92         12/01/2005          61,988,895
      25,134,000  WHITE PINE FINANCE LLC^                                              2.00         01/10/2005          25,124,226
      46,907,000  WHITE PINE FINANCE LLC^                                              2.15         04/05/2005          46,649,272

TOTAL COMMERCIAL PAPER (COST $5,252,932,348)                                                                         5,252,932,348
                                                                                                                  ----------------

CORPORATE BONDS & NOTES - 2.94%
      90,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA+/-                           2.65         06/27/2005          90,000,000
      25,520,000  BEAR STEARNS & COMPANY INCORPORATED                                  6.25         07/15/2005          25,993,300
      37,210,000  CITIGROUP INCORPORATED                                               6.75         12/01/2005          38,472,375
      10,349,000  FLEETBOSTON FINANCIAL CORPORATION                                    7.25         09/15/2005          10,689,400
      35,648,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-                        2.55         01/10/2006          35,648,000
      65,974,359  STRATEGIC MONEY MARKET TRUST SERIES 2004-H+/-                        2.53         09/23/2005          65,974,359
      25,000,000  USAA CAPITAL CORPORATION+                                            5.64         04/18/2005          25,236,677
     120,000,000  WAL-MART STORES                                                      5.01         06/01/2005         121,425,991

TOTAL CORPORATE BONDS & NOTES (COST $413,440,102)                                                                      413,440,102
                                                                                                                  ----------------

EXTENDABLE BONDS - 6.70%
      70,000,000  3M COMPANY+                                                          5.67         12/12/2005          71,810,908
     205,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.46         01/09/2006         205,000,000
      35,000,000  GENERAL ELECTRIC COMPANY+/-                                          2.15         10/24/2005          35,014,166
     300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-                           2.41         01/09/2006         300,000,000
      67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                              2.24         01/09/2006          67,086,249
     100,000,000  NORTHERN ROCK PLC+/-                                                 2.48         01/09/2006         100,000,000
     162,000,000  RESTRUCTURED ASSET SECURITIES ENHANCED RETURNS SERIES
                  2002-7-MM+/-                                                         2.67         01/16/2006         162,000,000

TOTAL EXTENDABLE BONDS (COST $940,911,323)                                                                             940,911,323
                                                                                                                  ----------------

MEDIUM TERM NOTES - 10.89%
      25,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING LLC+                               7.13         09/26/2005          25,760,226
     130,000,000  AMERICAN EXPRESS CENTURION BANK+/-                                   2.37         05/13/2005         129,990,688
      60,000,000  AMERICAN GENERAL FINANCE+/-                                          2.40         01/06/2006          60,000,000
     100,000,000  BANK OF AMERICA SECURITIES+/-                                        2.39         09/09/2034         100,000,000
     123,000,000  BEAR STEARNS COMPANIES+/-                                            2.46         09/09/2049         123,000,000
     138,000,000  BEAR STEARNS COMPANIES+/-                                            2.46         09/09/2049         138,000,000
     125,000,000  BELFORD US CAPITAL COMPANY+/-                                        2.36         03/09/2005         125,000,000
      64,000,000  BETA FINANCE INCORPORATED+                                           1.49         04/20/2005          63,997,186
      70,000,000  FIVE FINANCE INCORPORATED+                                           2.44         10/07/2005          69,990,757
      19,000,000  K2 (USA) LLC+                                                        1.43         03/15/2005          19,000,000
      44,000,000  LIQUID FUNDING LIMITED+/-                                            2.41         09/22/2005          44,000,000
     109,000,000  MARSHALL & ILSLEY BANK                                               5.21         12/15/2005         111,308,303
     200,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.31         09/09/2005         199,951,946
      80,000,000  NATIONWIDE BUILDING SOCIETY+/-                                       2.40         01/06/2006          80,000,000
      24,000,000  PREMIUM ASSET TRUST+/-                                               2.43         12/15/2005          24,000,000
      50,000,000  PREMIUM ASSET TRUST SERIES 03-04+/-                                  2.54         06/03/2005          50,020,079
      65,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-                                  2.41         10/14/2005          65,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$    100,000,000  ROYAL BANK OF CANADA+/-                                              2.38%        01/10/2006    $    100,000,000

TOTAL MEDIUM TERM NOTES (COST $1,529,019,185)                                                                        1,529,019,185
                                                                                                                  ----------------

MUNICIPAL BONDS & NOTES - 0.05%

VARIABLE RATE DEMAND NOTES - 0.05%
       1,120,000  KALAMAZOO FUNDING COMPANY LLC+/-ss.                                  2.47         12/15/2026           1,120,000
         705,000  KALAMAZOO FUNDING COMPANY LLC+/-ss.                                  2.47         12/15/2026             705,000
       1,110,000  KALAMAZOO FUNDING COMPANY LLC+/-ss.                                  2.47         12/15/2026           1,110,000
       1,245,000  KALAMAZOO FUNDING COMPANY LLC+/-ss.                                  2.47         12/15/2026           1,245,000
       1,475,000  KALAMAZOO FUNDING COMPANY LLC+/-ss.                                  2.47         12/15/2026           1,475,000
         595,000  KALAMAZOO FUNDING COMPANY LLC+/-ss.                                  2.58         12/15/2026             595,000
TOTAL VARIABLE RATE DEMAND NOTES (COST $6,250,000)                                                                       6,250,000

TOTAL MUNICIPAL BONDS & NOTES (COST $6,250,000)                                                                          6,250,000
                                                                                                                  ----------------

PROMISSORY NOTES - 2.99%
     239,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                             2.38         06/06/2005         239,000,000
     180,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  2.16         10/26/2005         180,000,000

TOTAL PROMISSORY NOTES (COST $419,000,000)                                                                             419,000,000
                                                                                                                  ----------------

TIME DEPOSITS - 14.58%
     185,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                      2.40         01/03/2005         185,000,000
     394,000,000  BARCLAYS BANK PLC LONDON                                             2.53         01/04/2005         394,000,000
     390,000,000  DANSKE BANK A/S COPENHAGEN                                           2.30         01/04/2005         390,000,000
     199,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.38         01/03/2005         199,000,000
     200,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.43         01/05/2005         200,000,000
     105,000,000  HSBC BANK LONDON PLC                                                 2.25         01/03/2005         105,000,000
     200,000,000  ING BELGIUM SA NV                                                    2.41         01/05/2005         200,000,000
     174,000,000  JPMORGAN CHASE BANK                                                  2.00         01/03/2005         174,000,000
     200,000,000  KBC BANK NV BRUSSELS                                                 2.30         01/04/2005         200,000,000

TOTAL TIME DEPOSITS (COST $2,047,000,000)                                                                            2,047,000,000
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 17.87%
     288,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $288,054,207)               2.29         01/03/2005         288,000,000
     232,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $232,043,858)                  2.30         01/03/2005         232,000,000
     397,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $397,154,014)                  2.36         01/06/2005         397,000,000
     394,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $394,174,547)                  2.31         01/07/2005         394,000,000
     432,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $432,081,311)                  2.29         01/03/2005         432,000,000
     130,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES     (MATURITY VALUE $130,024,575)                         2.30         01/03/2005         130,000,000
      59,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $59,007,516)                   1.55         01/03/2005          59,000,000
     577,200,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $577,309,115)                             2.30         01/03/2005         577,200,000

TOTAL REPURCHASE AGREEMENTS (COST $2,509,200,000)                                                                    2,509,200,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $14,039,991,926)*                                  100.00%                                                  $ 14,039,991,926
                                                         ======                                                   ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 2.80%
$    100,000,000  FNMA^                                                                2.19%        01/25/2005    $     99,866,167

TOTAL AGENCY NOTES - DISCOUNT (COST $99,866,167)                                                                        99,866,167
                                                                                                                  ----------------

CERTIFICATES OF DEPOSIT - 1.18%
      25,000,000  CDC IXIS                                                             2.45         10/06/2005          25,000,000
       7,000,000  CREDIT SUISSE FIRST BOSTON NY                                        2.75         11/14/2005           7,000,000
      10,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46         04/06/2005           9,999,949

TOTAL CERTIFICATES OF DEPOSIT (COST $41,999,949)                                                                        41,999,949
                                                                                                                  ----------------

COMMERCIAL PAPER - 23.48%
      13,139,000  3M COMPNAY^                                                          2.18         01/25/2005          13,121,496
      30,000,000  AMSTERDAM FUNDING CORPORATION^                                       2.26         01/12/2005          29,983,050
      15,000,000  BELLSOUTH CORPORATION^                                               2.26         01/25/2005          14,979,283
      50,000,000  BETA FINANCE INCORPORATED^                                           2.03         01/21/2005          49,949,250
      30,000,000  CC USA INCORPORATED^                                                 2.04         01/20/2005          29,971,100
      50,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC+/-++                           2.37         01/10/2006          50,000,000
      70,000,000  GALAXY FUNDING INCORPORATED^                                         2.03         01/25/2005          69,913,161
      40,000,000  GEMINI SECURITIZATION LLC^                                           2.36         02/16/2005          39,884,622
      70,019,000  GENERAL ELECTRIC CAPITAL CORPORATION^                                2.24         01/25/2005          69,923,152
      95,000,000  GOVCO INCORPORATED^                                                  2.33         01/25/2005          94,864,731
      90,000,000  GRAMPIAN FUNDING LLC^                                                2.03         01/25/2005          89,888,350
       5,000,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                           1.77         01/06/2005           4,999,262
      90,000,000  ROYAL BANK OF SCOTLAND PLC^                                          2.29         01/25/2005          89,874,050
      90,000,000  SCALDIS CAPITAL LLC^                                                 2.35         01/25/2005          89,870,750
      20,000,000  SEDNA FINANCE INCORPORATED^                                          2.27         01/25/2005          19,972,256
      30,000,000  WAL-MART STORES INCORPORATED^                                        2.20         01/25/2005          29,959,667
      50,000,000  WINDMILL FUNDING CORPORATION^                                        2.26         01/12/2005          49,971,750

TOTAL COMMERCIAL PAPER (COST $837,125,930)                                                                             837,125,930
                                                                                                                  ----------------

CORPORATE BONDS & NOTES - 1.03%
       7,500,000  ASSOCIATES CORPORATION OF NORTH AMERICA+/-                           2.65         06/27/2005           7,500,000
       9,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      2.55         01/10/2006           9,000,000
      20,000,000  WAL-MART STORES                                                      5.01         06/01/2005          20,237,665

TOTAL CORPORATE BONDS & NOTES (COST $36,737,665)                                                                        36,737,665
                                                                                                                  ----------------

EXTENDABLE BONDS - 0.80%
      15,000,000  3M COMPANY++                                                         5.67         12/12/2005          15,388,052
      13,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.46         01/09/2005          13,000,000

TOTAL EXTENDABLE BONDS (COST $28,388,052)                                                                               28,388,052
                                                                                                                  ----------------

MEDIUM TERM NOTES - 4.50%
      10,000,000  AMERICAN GENERAL FINANCE+/-++                                        2.40         01/06/2006          10,000,000
      12,400,000  BANK OF AMERICA SECURITIES+/-SS.                                     2.39         09/09/2034          12,400,000
      50,000,000  BELFORD U.S. CAPITAL COMPANY+/-++                                    2.41         04/19/2005          50,000,000
      25,000,000  FIRST UNION CORPORATION                                              7.55         08/18/2005          25,786,247
       4,000,000  K2 (USA) LLC++                                                       1.43         03/15/2005           4,000,000
      35,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.31         09/09/2005          34,991,590
      15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     2.40         01/06/2006          15,000,000
       4,000,000  PREMIUM ASSET TRUST+/-++                                             2.43         12/15/2005           4,000,000
       4,444,444  STRATEGIC MONEY MARKET TRUST SERIES 1999-D+/-++                      2.77         06/03/2005           4,448,258

TOTAL MEDIUM TERM NOTES (COST $160,626,095)                                                                            160,626,095
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 52.50%
     337,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $337,063,430)               2.29         01/03/2005         337,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
     101,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
$                 GOVERNMENT SECURITIES (MATURITY VALUE $101,019,093)                  2.30%        01/03/2005    $    101,000,000
      91,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $91,035,303)                   2.36         01/06/2005          91,000,000
     100,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $100,044,301)                  2.31         01/07/2005         100,000,000
     505,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $505,095,051)                  2.29         01/03/2005         505,000,000
      64,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $64,008,153)                   1.55         01/03/2005          64,000,000
     674,200,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $674,327,452)                             2.30         01/03/2005         674,200,000

TOTAL REPURCHASE AGREEMENTS (COST $1,872,200,000)                                                                    1,872,200,000
                                                                                                                  ----------------

TIME DEPOSITS - 13.71%
      36,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                      2.40         01/03/2005          36,000,000
      82,000,000  BARCLAYS BANK PLC LONDON                                             2.53         01/04/2005          82,000,000
     100,000,000  DANSKE BANK A/S COPENHAGEN                                           2.30         01/04/2005         100,000,000
      38,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.38         01/03/2005          38,000,000
      42,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.43         01/05/2005          42,000,000
      25,000,000  HSBC BANK LONDON PLC                                                 2.25         01/03/2005          25,000,000
      42,000,000  ING BELGIUM SA NV                                                    2.41         01/05/2005          42,000,000
      75,000,000  JPMORGAN CHASE BANK                                                  2.00         01/03/2005          75,000,000
      49,000,000  KBC BANK NV BRUSSELS                                                 2.30         01/04/2005          49,000,000

TOTAL TIME DEPOSITS (COST $489,000,000)                                                                                489,000,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,565,943,858)*                                   100.00%                                                  $  3,565,943,858
                                                         ======                                                   ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 94.03%

CALIFORNIA - 91.16%
$    5,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
                (RECREATIONAL FACILITIES REVENUE LOC)+/-SS.                             2.20%        11/15/2031     $    5,100,000
     2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
                REVENUE LOC)+/-SS.                                                      2.05         07/01/2008          2,000,000
     1,525,000  ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CTFS
                PARTICIPATION CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE
                REVENUE SERIES G AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                2.13         08/01/2024          1,525,000
     2,200,000  ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORP CTFS
                PARTICIPATION REFINANCING PROJECT LEASE REVENUE KBC BANK NV
                LOC (LEASE REVENUE LOC)+/-SS.                                           2.03         09/01/2019          2,200,000
     3,790,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                (PROPERTY TAX REVENUE LOC)+/-SS.                                        2.02         08/01/2012          3,790,000
     3,300,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
                LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY
                FHLMC (HOUSING REVENUE LOC)+/-SS.                                       2.05         09/01/2006          3,300,000
     2,000,000  CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-SS.            2.05         02/01/2007          2,000,000
     2,900,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.        1.95         11/01/2049          2,900,000
     6,065,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING
                REVENUE LOC)+/-SS.                                                      1.65         04/01/2005          6,065,000
     1,500,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
                REVENUE LOC)+/-SS.                                                      1.65         04/01/2005          1,500,000
     3,100,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING
                REVENUE LOC)+/-SS.                                                      2.14         02/01/2025          3,100,000
       820,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                REVENUE LOC)+/-SS.                                                      2.00         02/01/2017            820,000
     2,760,000  CALIFORNIA HFA REVENUE SERIES F (HOUSING REVENUE LOC)+/-SS.             2.17         02/01/2033          2,760,000
     1,000,000  CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.                       2.01         06/01/2022          1,000,000
     3,900,000  CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES A BANK ONE NA
                LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.           1.98         10/01/2023          3,900,000
       750,000  CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES
                REVENUE LOC)+/-SS.                                                      1.97         08/01/2021            750,000
     2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                PAUL GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS   .   1.62         10/03/2005          2,000,000
       800,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                PAUL GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-         1.17         02/01/2005            800,000
     2,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                PAUL GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS   .   1.62         10/03/2005          2,300,000
     2,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                PAUL GETTY TRUST SERIES C (ECONOMIC DEVELOPMENT REVENUE LOC)+/-         1.17         02/01/2005          2,200,000
     2,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                PAUL GETTY TRUST SERIES D (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS   .   1.17         02/01/2005          2,200,000
    16,100,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY RESIDENTIAL
                RECOVERY REVENUE ATLANTIC RICHFIELD COMPANY PROJECT - SERIES
                A (POLLUTION CONTROL REVENUE LOC)+/-SS.                                 2.21         12/01/2024         16,100,000
     6,000,000  CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES
                A (EDUCATIONAL FACILITIES REVENUE LOC)                                  3.00         07/06/2005          6,041,650
     4,720,000  CALIFORNIA STATE ROCS RR II FGIC INSURED+/-SS.                          2.02         02/01/2020          4,720,000
     4,900,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
                REVENUE LOC)+/-SS.                                                      2.20         05/01/2034          4,900,000
    11,100,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                REVENUE SERIES B-1 BANK OF NEW YORK LOC (POWER REVENUE LOC)+/-SS.       2.20         05/01/2022         11,100,000
       500,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)+/-SS.                        1.95         05/01/2022            500,000
    22,500,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
                (ELECTRIC REVENUE LOC)+/-SS.                                            2.25         05/01/2022         22,500,000
     2,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER
                REVENUE LOC)+/-SS.                                                      2.02         12/01/2022          2,000,000
     1,355,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-SS.                      2.02         12/01/2021          1,355,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
CALIFORNIA (continued)
$    1,450,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US
                BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                  2.27%        08/01/2027     $    1,450,000
     2,400,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                REVENUE LOC)+/-SS.                                                      2.05         07/01/2005          2,400,000
     2,250,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                REVENUE LOC)+/-SS.                                                      2.05         07/01/2005          2,250,000
     6,795,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                REVENUE LOC)+/-SS.                                                      2.02         07/01/2008          6,795,000
     1,865,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                REVENUE LOC)+/-SS.                                                      2.02         01/01/2012          1,865,000
     1,100,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
                TAX REVENUE LOC)+/-SS.                                                  2.13         07/01/2023          1,100,000
     7,800,000  CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5 (PROPERTY
                TAX REVENUE LOC)+/-SS.                                                  1.96         05/01/2034          7,800,000
     1,400,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES
                D AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                               2.03         12/01/2019          1,400,000
     4,700,000  CALIFORNIA STATE PUTTERS SERIES 142 FGIC INSURED (GENERAL
                OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                             2.02         12/01/2029          4,700,000
     3,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-SS.                2.05         01/20/2031          3,200,000
     4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                SERIES A COLLATERALIZED BY FHLB (MULTI-FAMILY HOUSING REVENUE
                LOC)+/-SS.                                                              2.01         02/01/2028          4,660,000
    17,200,000  CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-1 BANK OF
                AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                 2.01         08/01/2034         17,200,000
     8,000,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1 (INDUSTRIAL
                DEVELOPMENT REVENUE LOC)                                                3.00         06/30/2005          8,045,051
     1,300,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO
                (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                    3.00         06/30/2005          1,308,798
     2,300,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3 SAN BERNARDINO
                COUNTY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                             3.00         06/30/2005          2,315,566
     2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY MFHR
                SERIES AA COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.            2.02         04/15/2035          2,000,000
    14,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                REVENUE+/-SS.                                                           1.94         12/01/2034         14,000,000
     4,695,000  CALIFORNIA TRANSPORTATION FINANCING AUTHORITY REVENUE
                (TRANSPORTATION REVENUE LOC)+/-SS.                                      2.00         10/01/2027          4,695,000
     1,000,000  CENTRAL UNIVERSITY SCHOOL DISTRICT CA CTFS PARTICIPATION
                (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                              3.50         01/01/2035          1,000,000
     5,300,000  CITY OF NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL
                HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.             2.13         10/01/2026          5,300,000
     6,580,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                (HOUSING REVENUE LOC)+/-SS.                                             2.08         12/01/2015          6,580,000
       100,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                LOC)+/-SS.                                                              1.98         10/15/2029            100,000
     7,100,000  CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                LOC)+/-SS.                                                              2.02         07/15/2032          7,100,000
     1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                REMARKETED 09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.            1.98         11/15/2022          1,300,000
       675,000  CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
                (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.                              1.60         08/01/2031            675,000
     7,400,000  FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE
                LOC)+/-SS.                                                              1.94         09/01/2007          7,400,000
     1,400,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                US BANK NA LOC (HOUSING REVENUE LOC)+/-SS.                              2.27         08/01/2032          1,400,000
     1,200,000  IRVINE CA IMPROVEMENT BOND ACT OF 1915 DISTRICT 85-7-I
                (SPECIAL TAX REVENUE LOC)+/-SS.                                         1.98         09/02/2011          1,200,000
     8,500,000  KERN COUNTY CA TAX ANTICIPATION NOTES (OTHER REVENUE LOC)               3.00         06/30/2005          8,541,934
     2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE
                LOC)+/-SS.                                                              1.98         12/01/2026          2,000,000
     1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT
                REVENUE LOC)+/-SS.                                                      2.05         05/15/2020          1,580,000
     2,700,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                REVENUE LOC)+/-SS.                                                      1.97         04/01/2030          2,700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
CALIFORNIA (continued)
$    2,100,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                REVENUE LOC)+/-SS.                                                      2.20%        10/15/2038     $    2,100,000
     3,630,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)+/-SS.                        1.95         08/15/2021          3,630,000
     2,265,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER ELECTRIC REVENUE
                SERIES 143 MBIA INSURED (ELECTRIC PLANT REVENUE LOC)+/-SS.              2.02         02/15/2024          2,265,000
     5,500,000  LOS ANGELES CA GO SERIES 1999A MERRILL LYNCH CAPITAL SERVICES
                LOC (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                2.01         03/01/2012          5,500,000
       700,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A (AIRPORT
                REVENUE LOC)                                                            5.50         08/01/2005            715,275
     7,000,000  LOS ANGELES CA TRAN (TAX REVENUE LOC)                                   3.50         06/30/2005          7,068,100
     4,400,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                (WATER REVENUE LOC)+/-SS.                                               2.02         07/01/2022          4,400,000
     5,842,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC
                REVENUE LOC)+/-SS.                                                      2.01         07/01/2011          5,842,000
     1,200,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
                INSURED (WATER REVENUE LOC)+/-SS.                                       1.98         07/01/2035          1,200,000
     3,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                  2.02         07/01/2016          3,000,000
     2,000,000  LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
                (HOUSING REVENUE LOC)+/-SS.                                             2.07         10/01/2031          2,000,000
       600,000  LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM SERIES
                A (EDUCATIONAL FACILITIES REVENUE LOC)                                  3.50         06/30/2005            605,440
     7,500,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE
                BONDS (HOUSING REVENUE LOC)+/-SS.                                       1.95         09/01/2030          7,500,000
     1,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)+/-SS.        1.97         07/01/2023          1,800,000
    13,010,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-SS.                   1.92         07/01/2030         13,010,000
     6,710,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                REVENUE SERIES C3 (WATER REVENUE LOC)+/-SS.                             1.94         07/01/2030          6,710,000
     4,400,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-SS.                  2.01         10/01/2015          4,400,000
     2,300,000  MOUNT DIABLO CA UNIVERSITY SCHOOL DISTRICT TRAN (PROPERTY TAX
                REVENUE LOC)                                                            3.00         11/09/2005          2,322,154
     3,500,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                               2.13         10/01/2026          3,500,000
     7,900,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                               2.13         10/01/2026          7,900,000
     3,400,000  OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT
                SERIES B (POWER REVENUE LOC)+/-SS.                                      1.96         07/01/2033          3,400,000
     2,570,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)+/-SS.           2.02         06/15/2022          2,570,000
     4,700,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS
                APARTMENT PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)+/-SS.        1.98         12/01/2029          4,700,000
     1,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE HIDDEN HILLS
                PROJECT SERIES C (HOUSING REVENUE LOC)+/-SS.                            2.04         11/01/2009          1,000,000
     4,215,000  ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED
                (LEASE REVENUE LOC)+/-SS.                                               1.95         08/01/2013          4,215,000
       950,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                LOC)+/-SS.                                                              1.97         11/01/2014            950,000
     4,600,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.         1.97         11/01/2014          4,600,000
       700,000  ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE
                (TOLL ROAD REVENUE LOC)+/-SS.                                           2.00         12/15/2030            700,000
     8,005,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
                (WATER REVENUE LOC)+/-SS.                                               1.94         08/01/2042          8,005,000
     5,780,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                LOC)+/-SS.                                                              2.01         08/01/2020          5,780,000
     2,290,000  REDONDO BEACH CALIFORNIA AGENCY MFHR (HOUSING REVENUE LOC)+/-SS.        1.98         10/15/2034          2,290,000
     1,600,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-SS.       1.98         07/01/2006          1,600,000
     1,500,000  ROSEVILLE CA ELECTRIC SYSTEMS REVENUE CERTIFICATES PARTNERS
                (ELECTRIC PLANT REVENUE LOC)+/-SS.                                      1.96         02/01/2024          1,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
CALIFORNIA (continued)
$    2,500,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                (POWER REVENUE LOC)+/-SS.                                               2.02%        08/15/2017     $    2,500,000
     1,760,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                (UTILITIES REVENUE LOC)+/-SS.                                           2.02         05/15/2020          1,760,000
     3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.             2.02         05/15/2034          3,000,000
     4,900,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                LOC)+/-SS.                                                              1.98         08/01/2034          4,900,000
     5,500,000  SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)                    3.00         07/11/2005          5,537,810
     2,075,000  SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                   3.00         07/25/2005          2,091,004
     1,275,000  SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL
                FACILITIES REVENUE LOC)+/-SS.                                           2.01         07/01/2022          1,275,000
     1,245,000  SAN DIEGO CA UNIVERSITY SCHOOL DISTRICT (GENERAL OBLIGATION -
                SCHOOL DISTRICTS LOC)+/-SS.                                             2.02         07/01/2024          1,245,000
     1,300,000  SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL
                FACILITIES REVENUE LOC)                                                 3.25         07/25/2005          1,311,811
       100,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE
                REVENUE MOSCONE CENTER EXPANSION PROJECT SERIES 1 AMBAC
                INSURED (LEASE REVENUE LOC)+/-SS.                                       1.97         04/01/2030            100,000
     3,205,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                2.00         11/01/2036          3,205,000
     5,800,000  SAN FRANCISCO CALIFORNIA CITY & COUNTY UNIFIED SCHOOL
                DISTRICT TRAN                                                           3.50         12/01/2005          5,874,961
     2,260,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES
                149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                    2.05         08/01/2027          2,260,000
     5,770,000  SAN MATEO COUNTY CA TRAN DISTRICT SALES TAX REVENUE FLOATER
                PT 1914 FSA INSURED (SALES TAX REVENUE LOC)+/-SS.                       2.01         12/01/2007          5,770,000
     9,000,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
                E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING
                REVENUE LOC)+/-SS.                                                      2.00         11/15/2017          9,000,000
     7,500,000  SONOMA COUNTY CA TRAN (TAX REVENUE LOC)                                 3.00         10/13/2005          7,575,480
     2,100,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
                REVENUE LOC)+/-SS.                                                      1.97         11/01/2035          2,100,000
       400,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                PROJECT REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-SS.           1.94         07/01/2019            400,000
    15,200,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                PROJECT REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE
                LOC)+/-SS.                                                              1.95         07/01/2021         15,200,000
       195,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                FACILITIES REVENUE LOC)+/-SS.                                           2.22         12/01/2032            195,000
     1,690,000  TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
                (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                               2.22         12/01/2032          1,690,000
     3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                REVENUE LOC)+/-SS.                                                      1.98         07/15/2029          3,200,000
     1,695,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
                MBIA INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                LOC)+/-SS.                                                              2.01         09/01/2022          1,695,000
     4,500,000  VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
                (TAX REVENUE LOC)+/-SS.                                                 2.02         12/01/2019          4,500,000

                                                                                                                       468,652,034
                                                                                                                    --------------

OTHER - 1.49%
     5,000,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC
                INSURED (OTHER REVENUE LOC)+/-SS.                                       2.02         07/05/2006          5,000,000
     2,680,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
                INSURED (OTHER REVENUE LOC) +/-SS.++                                    2.05         05/07/2008          2,680,000

                                                                                                                         7,680,000
                                                                                                                    --------------

PUERTO RICO - 1.38%
     2,500,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                (OTHER REVENUE LOC)+/-SS.                                               2.00         10/01/2034          2,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
PUERTO RICO (continued)
$    4,575,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA
                INSURED (TOLL ROAD REVENUE LOC)+/-SS.                                   2.00%        07/01/2027     $    4,575,000

                                                                                                                         7,075,000
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $483,407,034)                                                                      483,407,034
                                                                                                                    --------------

COMMERCIAL PAPER - 5.97%
     5,500,000  GOLDEN GATE BRIDGE                                                      1.69         02/09/2005          5,500,000
     1,500,000  GOLDEN GATE BRIDGE                                                      1.85         02/10/2005          1,500,000
     3,500,000  GOLDEN GATE BRIDGE                                                      1.87         03/09/2005          3,500,000
     3,000,000  PORT OF OAKLAND CALIFORNIA                                              1.75         03/08/2005          3,000,000
     2,700,000  UNIVERSITY OF CALIFORNIA                                                1.70         02/10/2005          2,700,000
     3,000,000  UNIVERSITY OF CALIFORNIA                                                1.75         02/14/2005          3,000,000
     1,500,000  UNIVERSITY OF CALIFORNIA                                                1.77         02/15/2005          1,500,000
     1,200,000  UNIVERSITY OF CALIFORNIA                                                1.75         02/16/2005          1,200,000
     3,300,000  UNIVERSITY OF CALIFORNIA                                                1.84         02/17/2005          3,300,000
     4,000,000  UNIVERSITY OF CALIFORNIA                                                1.84         02/17/2005          4,000,000
     1,500,000  UNIVERSITY OF CALIFORNIA                                                1.75         03/09/2005          1,500,000

TOTAL COMMERCIAL PAPER (COST $30,700,000)                                                                               30,700,000
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $514,107,034)*                                     100.00%                                                    $  514,107,034
                                                         ======                                                     ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE    MATURITY DATE         VALUE
AGENCY NOTES - DISCOUNT - 4.75%
$   15,000,000  FHLMC^                                                               2.65%        06/28/2005     $     14,805,667
    46,916,500  FNMA^                                                                2.00         01/03/2005           46,916,500

TOTAL AGENCY NOTES - DISCOUNT (COST $61,722,167)                                                                       61,722,167
                                                                                                                 ----------------

AGENCY NOTES - INTEREST BEARING - 1.15%
    15,000,000  FHLMC+/-                                                             2.09         02/04/2005           14,999,345

TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,999,345)                                                               14,999,345
                                                                                                                 ----------------

CERTIFICATES OF DEPOSIT - 4.00%
    15,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25         09/19/2005           14,997,891
    24,000,000  CDC IXIS                                                             2.45         10/06/2005           24,000,000
     5,000,000  CREDIT SUISSE FIRST BOSTON NY                                        2.75         11/14/2005            5,000,000
     8,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46         04/06/2005            7,999,959

TOTAL CERTIFICATES OF DEPOSIT (COST $51,997,850)                                                                       51,997,850
                                                                                                                 ----------------

COMMERCIAL PAPER - 38.23%
    36,000,000  BETA FINANCE INCORPORATED^                                           2.34         02/25/2005           35,875,980
    20,000,000  CC USA INCORPORATED^                                                 2.31         02/25/2005           19,931,984

    20,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.25         02/08/2005           19,955,000
    15,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.29         02/15/2005           14,958,971
    40,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC^                               2.57         06/08/2005           39,554,533
    38,839,000  CROWN POINT CAPITAL COMPANY^                                         2.11         03/08/2005           38,693,656
     5,000,000  DNB NOR BANK ASA^                                                    2.24         02/14/2005            4,986,933
    19,000,000  GALAXY FUNDING INCORPORATED^                                         2.14         02/03/2005           18,964,987
    10,000,000  GALAXY FUNDING INCORPORATED^                                         2.30         02/23/2005            9,967,417
    20,000,000  GOVCO INCORPORATED^                                                  2.33         02/28/2005           19,927,511
    40,000,000  GRAMPIAN FUNDING LLC^                                                2.26         02/18/2005           39,884,489
    40,000,000  HBOS TREASURY SERVICES^                                              2.25         02/14/2005           39,895,000
    25,000,000  IRISH LIFE & PERMANENT PLC^                                          2.55         06/02/2005           24,734,375
    19,375,000  KFW INTERNATIONAL FINANCE^                                           2.67         07/15/2005           19,097,663
     9,000,000  KFW INTERNATIONAL FINANCE^                                           2.68         07/21/2005            8,866,670
    30,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                2.09         03/02/2005           29,899,225
     5,000,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                           1.77         01/06/2005            4,999,263
    40,000,000  PERRY GLOBAL FUNDING LLC^                                            2.37         03/03/2005           39,844,633
    40,000,000  SEDNA FINANCE INCORPORATED^                                          1.93         01/18/2005           39,967,833
    20,000,000  SOLITAIRE FUNDING LLC^                                               2.25         02/17/2005           19,943,750
     7,000,000  STANDARD FEDERAL BANK                                                2.92         12/01/2005            6,998,746

TOTAL COMMERCIAL PAPER (COST $496,948,619)                                                                            496,948,619
                                                                                                                 ----------------

CORPORATE BONDS & NOTES - 1.55%
     5,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      2.55         01/10/2006            5,000,000
    15,000,000  WAL-MART STORES                                                      5.01         06/01/2005           15,178,249

TOTAL CORPORATE BONDS & NOTES (COST $20,178,249)                                                                       20,178,249
                                                                                                                 ----------------

EXTENDABLE BONDS - 9.64%
    10,000,000  3M COMPANY++                                                         5.67         12/12/2005           10,258,701
    25,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.46         01/09/2006           25,000,000
    30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         2.41         01/09/2006           30,000,000
    20,000,000  NORTHERN ROCK PLC+/-++                                               2.48         01/09/2006           20,000,000
    40,000,000  RESTRUCTURED ASSET SECURITIES ENHANCED RETURNS SERIES
                2002-7-MM+/-++                                                       2.67         01/16/2006           40,000,000

TOTAL EXTENDABLE BONDS (COST $125,258,701)                                                                            125,258,701
                                                                                                                 ----------------

MEDIUM TERM NOTES - 11.58%
     5,000,000  AMERICAN GENERAL FINANCE+/-++                                        2.40         01/06/2006            5,000,000
    12,500,000  BANK OF AMERICA SECURITIES+/-SS.                                     2.39         09/09/2034           12,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE    MATURITY DATE         VALUE
MEDIUM TERM NOTES (continued)
$   14,000,000  BEAR STEARNS COMPANIES+/-SS.                                         2.40%        09/09/2049     $     14,000,000
    11,000,000  BEAR STEARNS COMPANIES+/-SS.                                         2.40         09/09/2049           11,000,000
    10,000,000  FIVE FINANCE INCORPORATED++                                          2.44         10/07/2005            9,998,679
     2,000,000  K2 (USA) LLC++                                                       1.43         03/15/2005            2,000,000
    20,000,000  LIQUID FUNDING LIMITED+/-++                                          2.41         09/22/2005           20,000,000
    10,000,000  MARSHALL & ILSLEY BANK                                               5.21         12/15/2005           10,211,771
    24,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.31         09/09/2005           23,994,234
    10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     2.40         01/06/2006           10,000,000
    13,750,000  NORTHERN ROCK PLC  +/-++                                             2.08         07/13/2005           13,748,887
    10,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-++                                2.41         10/14/2005           10,000,000
     8,000,000  USAA CAPITAL CORPORATION++                                           3.13         12/15/2005            8,021,482

TOTAL MEDIUM TERM NOTES (COST $150,475,053)                                                                           150,475,053
                                                                                                                 ----------------

PROMISSORY NOTES - 3.46%
    25,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                             2.32         06/06/2005           25,000,000
    20,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  2.16         10/26/2005           20,000,000

TOTAL PROMISSORY NOTES (COST $45,000,000)                                                                              45,000,000
                                                                                                                 ----------------

REPURCHASE AGREEMENTS - 9.33%
     3,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $3,000,565)                 2.29         01/03/2005            3,000,000
    20,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $20,003,781)                   2.30         01/03/2005           20,000,000
    38,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $38,014,742)                   2.36         01/06/2005           38,000,000
    35,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $35,015,505)                   2.31         01/07/2005           35,000,000
     5,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $5,000,941)                    2.29         01/03/2005            5,000,000
    12,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES(MATURITY VALUE $12,002,268)                               2.30         01/03/2005           12,000,000
     1,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,127)                    1.55         01/03/2005            1,000,000
     7,300,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $7,301,380)                               2.30         01/03/2005            7,300,000

TOTAL REPURCHASE AGREEMENTS (COST $121,300,000)                                                                       121,300,000
                                                                                                                 ----------------

TIME DEPOSITS - 16.31%
    29,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                      2.40         01/03/2005           29,000,000
    42,000,000  BARCLAYS BANK PLC LONDON                                             2.53         01/04/2005           42,000,000
    38,000,000  DANSKE BANK A/S COPENHAGEN                                           2.30         01/04/2005           38,000,000
    20,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.38         01/03/2005           20,000,000
    19,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.43         01/05/2005           19,000,000
    10,000,000  HSBC BANK LONDON PLC                                                 2.25         01/03/2005           10,000,000
    19,000,000  ING BELGIUM SA NV                                                    2.41         01/05/2005           19,000,000
    15,000,000  JPMORGAN CHASE BANK                                                  2.00         01/03/2005           15,000,000
    20,000,000  KBC BANK NV BRUSSELS                                                 2.30         01/04/2005           20,000,000

TOTAL TIME DEPOSITS (COST $212,000,000)                                                                               212,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,299,879,984)*                                   100.00%                                                 $  1,299,879,984
                                                         ======                                                  ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER - 7.86%
$    1,700,000  CUYAHOGA COUNTY OH                                                      1.33%        01/27/2005     $    1,700,000
     1,000,000  HARRIS COUNTY HOSPITAL                                                  1.60         02/08/2005          1,000,000
       500,000  HARRIS COUNTY HOSPITAL DISTRICT                                         1.80         03/08/2005            500,000
     1,000,000  HOUSTON TX (WATER & SEWER REVENUE LOC)                                  1.87         02/15/2005          1,000,000
     1,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY (EDUCATIONAL
                FACILITIES REVENUE LOC)                                                 1.82         02/24/2005          1,000,000
       489,000  JOHNS HOPKINS UNIVERSITY                                                1.88         02/09/2005            489,000
     1,000,000  MARYLAND HEALTH & HIGHER EDUCATION                                      1.75         03/08/2005          1,000,000
     2,068,000  MASS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                          1.83         02/15/2005          2,068,000
     2,000,000  MASS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                          1.85         02/17/2005          2,000,000
     1,500,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 1.75         02/10/2005          1,500,000
       628,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 1.80         02/24/2005            628,000
     1,500,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 1.75         03/08/2005          1,500,000
       900,000  NORTH CAROLINA CAPITAL FACILITIES                                       1.85         02/11/2005            900,000
       500,000  PHOENIX CIVIC IMPROVEMENT CORPORATION                                   1.79         02/15/2005            500,000
     3,500,000  PHOENIX CIVIC IMPROVEMENT CORPORATION                                   1.87         03/07/2005          3,500,000
       500,000  ROCHESTER MN HEALTH CARE                                                1.90         01/13/2005            500,000

TOTAL COMMERCIAL PAPER (COST $19,785,000)                                                                               19,785,000
                                                                                                                    --------------

MUNICIPAL BONDS & NOTES - 92.14%

ALASKA - 2.88%
       840,000  ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
                MEDICAL OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC
                (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                               1.80         06/01/2010            840,000
     6,400,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.             2.18         07/01/2037          6,400,000

                                                                                                                         7,240,000
                                                                                                                    --------------

CALIFORNIA - 3.69%
     2,600,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.        1.95         11/01/2049          2,600,000
     2,700,000  CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.                       2.20         09/01/2028          2,700,000
     4,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-SS.                   1.92         07/01/2030          4,000,000

                                                                                                                         9,300,000
                                                                                                                    --------------

COLORADO - 4.94%
     8,345,000  ARAPOHOE COUNTY COLORADO WATER AND WASTEWATER AUTHORITY
                REVENUE+/-SS.                                                           2.02         12/01/2033          8,345,000
     1,800,000  ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER
                REVENUE LOC)+/-SS.                                                      1.95         11/01/2020          1,800,000
       200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                              2.20         02/01/2035            200,000
     2,100,000  FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE
                UNIVERSITY PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC
                (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                              2.05         01/01/2025          2,100,000

                                                                                                                        12,445,000
                                                                                                                    --------------

DELAWARE - 1.95%
     4,100,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL
                BILLING SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.               1.99         12/01/2015          4,100,000
       800,000  KENT COUNTY STUDENT HOUSING REVENUE+/-SS.                               1.99         07/01/2036            800,000

                                                                                                                         4,900,000
                                                                                                                    --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
FLORIDA - 1.10%
$    2,765,000  ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
                FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
                (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                              2.05%        05/01/2027     $    2,765,000
                                                                                                                    --------------

GEORGIA - 2.03%
     4,600,000  GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K (GENERAL
                OBLIGATION - POLITICAL SUBDIVISION LOC)+/-SS.                           2.09         06/01/2028          4,600,000
       500,000  GEORGIA STATE SERIES B (OTHER REVENUE LOC)                              4.50         05/01/2005            504,178

                                                                                                                         5,104,178
                                                                                                                    --------------

HAWAII - 1.59%
     1,600,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                LOC)+/-SS.                                                              2.28         12/01/2006          1,600,000
       800,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                LOC)+/-SS.                                                              2.28         12/01/2018            800,000
     1,600,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                LOC)+/-SS.                                                              2.28         12/01/2019          1,600,000

                                                                                                                         4,000,000
                                                                                                                    --------------

ILLINOIS - 6.75%
     2,300,000  CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED
                (SALES TAX REVENUE LOC)+/-SS.                                           2.03         01/01/2027          2,300,000
     1,000,000  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                FGIC INSURED (OTHER REVENUE LOC)+/-SS.                                  2.04         02/01/2027          1,000,000
     5,500,000  EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A (CHICAGO IL PARK
                DISTRICT SERIES D) FGIC INSURED (RECREATIONAL FACILITIES
                REVENUE LOC)+/-SS.                                                      2.04         01/01/2029          5,500,000
     2,710,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
                LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-SS.            2.00         03/01/2028          2,710,000
     2,200,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
                CENTER SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES
                REVENUE LOC)+/-SS.                                                      2.00         01/01/2016          2,200,000
     1,300,000  ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
                TERRITORIES LOC)+/-SS.                                                  2.07         05/01/2012          1,300,000
     2,000,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE LOC)+/-SS.              2.03         11/01/2012          2,000,000

                                                                                                                        17,010,000
                                                                                                                    --------------

INDIANA - 3.69%
     5,855,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                REVENUE LOC)+/-SS.                                                      2.03         07/15/2012          5,855,000
     1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                SERIES A US BANK NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.       2.27         10/01/2032          1,245,000
       500,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                2.00         12/01/2015            500,000
     1,700,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST
                MARY PROJECT BANK ONE INDIANA NA LOC (COLLEGE AND UNIVERSITY
                REVENUE LOC)+/-SS.                                                      2.00         02/15/2026          1,700,000

                                                                                                                         9,300,000
                                                                                                                    --------------

IOWA - 2.40%
       210,000  IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST
                LUKE'S HEALTH SERIES A GENERAL ELECTRIC CAPITAL CORPORATION
                LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                           2.00         03/01/2018            210,000
     3,800,000  IOWA SCHOOL CASH ANTICIPATION PROGRAM-SERIES A (GENERAL
                OBLIGATION - SCHOOL DISTRICTS LOC)                                      3.00         06/30/2005          3,817,871
     2,000,000  IOWA STATE (TAX REVENUE LOC)                                            3.00         06/30/2005          2,011,337

                                                                                                                         6,039,208
                                                                                                                    --------------

LOUISIANA - 1.55%
     1,300,000  LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
                (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                              2.00         08/01/2007          1,300,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
LOUISIANA (continued)
$    1,260,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT
                FACILITIES REVENUE INTERNATIONAL MARINE TERM PROJECT SERIES B
                KREDITBANK NV LOC (HARBOR DEPARTMENT REVENUE LOC)+/-SS.                 1.08%        03/15/2006     $    1,260,000
     1,350,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT
                FACILITIES REVENUE INTERNATIONAL MARINE TERMINAL PROJECT
                SERIES A KREDITBANK NV LOC (TRANSPORTATION REVENUE LOC)+/-SS.           1.08         03/15/2006          1,350,000

                                                                                                                         3,910,000
                                                                                                                    --------------

MASSACHUSETTS - 0.30%
       750,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY SERIES B
                (TRANSPORTATION REVENUE LOC)SS.                                         5.38         03/01/2005            761,610
                                                                                                                    --------------

MICHIGAN - 2.44%
     1,195,000  LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-SS.      2.04         05/01/2023          1,195,000
     2,500,000  MICHIGAN MUNICIPAL AUTHORITY REVENUE (STATE & LOCAL
                GOVERNMENTS LOC)                                                        3.00         08/19/2005          2,522,283
     2,400,000  MICHIGAN STATE (OTHER REVENUE LOC)                                      3.50         09/30/2005          2,426,190

                                                                                                                         6,143,473
                                                                                                                    --------------

MINNESOTA - 5.24%
       525,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT
                484 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE
                LOC)+/-SS.                                                              2.04         12/01/2022            525,000
       395,000  EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                LOC)+/-SS.                                                              2.04         12/01/2029            395,000
     6,500,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 TAX
                ANTICIPATION CTFS (PROPERTY TAX REVENUE LOC)                            1.50         03/18/2005          6,506,523
     1,800,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS
                2003-B06 (POLLUTION CONTROL REVENUE LOC)+/-SS.                          2.06         03/01/2021          1,800,000
     2,500,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                       3.00         09/02/2005          2,523,929
     1,085,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                ST THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES
                REVENUE LOC)+/-SS.                                                      2.03         04/01/2027          1,085,000
       370,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                LOC)+/-SS.                                                              2.27         03/01/2012            370,000

                                                                                                                        13,205,452
                                                                                                                    --------------

MISSISSIPPI - 0.09%
       225,000  MISSISSIPPI HOME CORPORATION SFMR SERIES 146 GNMA FNMA
                INSURED (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-SS.                      2.08         11/01/2029            225,000
                                                                                                                    --------------

MISSOURI - 3.06%
     7,700,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                (OTHER REVENUE LOC)+/-SS.                                               2.22         04/01/2027          7,700,000
                                                                                                                    --------------

MONTANA - 1.36%
     1,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)+/-SS.                 1.25         03/01/2005          1,000,000
     1,200,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)+/-SS.                 1.25         03/01/2009          1,200,000
     1,215,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)+/-SS.                 1.25         03/01/2010          1,215,000

                                                                                                                         3,415,000
                                                                                                                    --------------

NEBRASKA - 2.46%
     6,200,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
                UNIVERSITY PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                FACILITIES REVENUE LOC)+/-SS.                                           2.22         08/01/2031          6,200,000
                                                                                                                    --------------

NEVADA - 0.25%
       400,000  LAS VEGAS VALLEY NV WATER DISTRICT (WATER REVENUE LOC)                  5.00         06/01/2005            404,985

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
NEVADA (continued)
$      230,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-SS.       2.04%        06/01/2020     $      230,000

                                                                                                                           634,985
                                                                                                                    --------------

NEW HAMPSHIRE - 1.23%
     3,100,000  NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
                (HOUSING REVENUE LOC)+/-SS.                                             1.95         09/15/2026          3,100,000
                                                                                                                    --------------

NEW JERSEY - 1.32%
       300,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                DEVELOPMENT REVENUE REFUNDING SERIES 1998 (OTHER REVENUE
                LOC)+/-SS.                                                              1.97         01/01/2019            300,000
     3,000,000  NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A (GENERAL
                OBLIGATION - STATES, TERRITORIES LOC)                                   3.00         06/24/2005          3,018,721

                                                                                                                         3,318,721
                                                                                                                    --------------

NEW MEXICO - 4.06%
    10,225,000  NEW MEXICO STATE SERIES L38 REGION D +/-SS.                             2.05         06/30/2005         10,225,000
                                                                                                                    --------------

NEW YORK - 6.19%
     8,000,000  NEW YORK NY SUBSERIES H-3 (STATE & LOCAL GOVERNMENTS LOC)+/-SS.         1.97         03/01/2034          8,000,000
     2,700,000  NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)+/-SS.                  1.98         05/15/2034          2,700,000
     4,900,000  NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)+/-SS.         2.00         11/15/2037          4,900,000

                                                                                                                        15,600,000
                                                                                                                    --------------

OREGON - 2.43%
     4,100,000  MULTNOMAH COUNTY OR HIGHER EDUCATION REVENUE CONCORDIA
                UNIVERSITY PORTLAND PROJECT (COLLEGE AND UNIVERSITY REVENUE
                LOC)+/-SS.                                                              2.27         12/01/2029          4,100,000
     2,000,000  OREGON STATE TAX ANTICIPATION NOTES SERIES A (OTHER REVENUE
                LOC)                                                                    3.00         06/30/2005          2,011,911

                                                                                                                         6,111,911
                                                                                                                    --------------

OTHER - 2.57%
         4,583  PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES
                2002-1 (LEASE REVENUE LOC)+/-SS.                                        2.19         07/19/2006              4,583
     6,460,000  SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.      2.19         07/01/2041          6,460,000

                                                                                                                         6,464,583
                                                                                                                    --------------

PENNSYLVANIA - 3.65%
     5,850,000  BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
                (POLLUTION CONTROL REVENUE LOC)+/-SS.                                   1.98         06/01/2030          5,850,000
       800,000  MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE LOC)+/-SS.      2.00         10/01/2030            800,000
     1,500,000  PHILADELPHIA PA SCHOOL DISTRICT REVENUE SERIES S (PROPERTY
                TAX REVENUE LOC)                                                        5.25         03/01/2005          1,509,843
     1,040,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE
                LOC)+/-SS.                                                              1.97         06/15/2023          1,040,000

                                                                                                                         9,199,843
                                                                                                                    --------------

RHODE ISLAND - 5.99%
     4,500,000  NARRAGANSETT RI BAY COMMON WASTEWATER SYSTEM REVENUE (SEWER
                REVENUE LOC)+/-SS.                                                      1.95         09/01/2034          4,500,000
     6,500,000  RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION
                EDUCATIONAL INSTITUTE REVENUE ST ANDREWS SCHOOL (PRIVATE
                SCHOOL REVENUE LOC)+/-SS.                                               2.15         12/01/2029          6,500,000
     3,995,000  RHODE ISLAND REFUNDING BOARD AUTHORITY STATE PUBLIC PROJECTS
                REVENUE (LEASE REVENUE LOC)+/-SS.                                       2.03         08/01/2005          3,995,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
RHODE ISLAND (continued)
$      100,000  RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION
                REVENUE HOSPITAL FINANCING CARE NEW ENGLAND SERIES A FLEET
                NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.             2.15%        09/01/2032     $      100,000

                                                                                                                        15,095,000
                                                                                                                    --------------

SOUTH CAROLINA - 1.42%
     2,100,000  CHARLESTON, SOUTH CAROLINA WATERWORKS AND SEWER REVENUE BONDS
                SERIES 2003A+/-SS.                                                      2.02         01/01/2033          2,100,000
     1,465,000  EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A (SOUTH CAROLINA
                STATE PUBLIC SERVICE AUTHORITY REVENUE SERIES A) MBIA INSURED
                (UTILITIES REVENUE LOC)+/-SS.                                           2.04         01/01/2022          1,465,000

                                                                                                                         3,565,000
                                                                                                                    --------------

TENNESSEE - 1.37%
     2,000,000  EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A (CHATTANOOGA TN
                INDUSTRIAL DEVELOPMENT BOARD LEASE RENT REVENUE) AMBAC
                INSURED (LEASE REVENUE LOC)+/-SS.                                       2.04         10/01/2027          2,000,000
       600,000  JACKSON TN ENERGY AUTHORITY WASTEWATER SYSTEM REVENUE FSA
                INSURED (SEWER REVENUE LOC)+/-SS.                                       2.00         12/01/2022            600,000
       832,500  PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL
                REVENUE SERIES 322 (HOSPITAL REVENUE LOC)+/-SS.                         2.09         11/15/2014            832,500
        20,000  TENNESSEE HOUSING DEVELOPMENT AGENCY SERIES H (HOUSING
                REVENUE LOC)+/-SS.                                                      2.12         01/01/2009             20,000

                                                                                                                         3,452,500
                                                                                                                    --------------

TEXAS - 9.89%
     2,450,000  ALIEF TX INDEPENDENT SCHOOL DISTRICT                                    5.00         02/15/2005          2,461,442
     4,100,000  EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A (ECTOR COUNTY TX
                INDEPENDENT SCHOOL DISTRICT) PSFG INSURED (PROPERTY TAX
                REVENUE LOC)+/-SS.                                                      2.04         08/15/2020          4,100,000
       760,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR
                LIEN RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE
                LOC)+/-SS.                                                              2.00         11/15/2030            760,000
       500,000  HOUSTON TEXAS GO (TAX REVENUE LOC)+/-SS.                                2.04         03/01/2010            500,000
     1,000,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13 (WATER & SEWER
                REVENUE LOC)+/-SS.                                                      2.06         05/15/2025          1,000,000
     5,125,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
                (LEASE REVENUE LOC)+/-SS.                                               2.03         02/01/2010          5,125,000
     1,390,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)+/-SS.              2.00         11/01/2026          1,390,000
     6,500,000  TEXAS STATE TRANSPORTATION                                              3.00         08/31/2005          6,556,004
     3,000,000  UNIVERSITY TEXAS UNIVERSITY REVENUES SERIES A (COLLEGE AND
                UNIVERSITY REVENUE LOC)+/-SS.                                           2.00         08/15/2013          3,000,000

                                                                                                                        24,892,446
                                                                                                                    --------------

VIRGINIA - 0.90%
     2,270,000  LOUDOUN COUNTY VA SANATATION AUTHORITY WATER & SEWER REVENUE
                (WATER REVENUE LOC)+/-SS.                                               2.04         01/01/2024          2,270,000
                                                                                                                    --------------

WASHINGTON - 2.02%
     2,600,000  EVERETT WA BANK OF AMERICA NA LOC (PROPERTY TAX REVENUE LOC)+/-SS.      2.05         12/01/2021          2,600,000
       385,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                REVENUE PIONEER HUMAN SERVICES PROJECT H (INDUSTRIAL
                DEVELOPMENT REVENUE LOC)+/-SS.                                          2.15         09/01/2018            385,000
     1,800,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
                (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                              2.27         06/01/2032          1,800,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
WASHINGTON (continued)
$      300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                NUMBER 3 (ELECTRIC REVENUE LOC)                                         5.00%        07/01/2005     $      304,630

                                                                                                                         5,089,630
                                                                                                                    --------------

WISCONSIN - 1.33%
     2,500,000  KENOSHA WI SCHOOL DISTRICT NUMBER 001                                   3.00         09/26/2005          2,523,275
       800,000  MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)            6.25         10/01/2005            824,966

                                                                                                                         3,348,241
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $232,031,781)                                                                      232,031,781
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $251,816,781)*                                     100.00%                                                    $  251,816,781
                                                         ======                                                     ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OVERLAND EXPRESS SWEEP                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 3.46%
$     70,000,000  FHLB+/-                                                              1.91%        10/05/2005     $    69,972,910
      90,000,000  FHLMC+/-                                                             2.09         02/04/2005          89,996,073

TOTAL AGENCY NOTES - INTEREST BEARING (COST $159,968,983)                                                              159,968,983
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT - 2.04%
      60,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25         09/19/2005          59,991,562
      14,000,000  CREDIT SUISSE FIRST BOSTON NY                                        2.75         11/14/2005          14,000,000
      20,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46         04/06/2005          19,999,898

TOTAL CERTIFICATES OF DEPOSIT (COST $93,991,460)                                                                        93,991,460
                                                                                                                   ---------------

CORPORATE BONDS & NOTES - 2.33%
      45,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA+/-                           2.65         06/27/2005          45,000,000
       9,000,000  CITIGROUP INCORPORATED                                               6.75         12/01/2005           9,305,331
      13,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      2.55         01/10/2006          13,000,000
      40,000,000  WAL-MART STORES                                                      5.01         06/01/2005          40,472,109

TOTAL CORPORATE BONDS & NOTES (COST $107,777,440)                                                                      107,777,440
                                                                                                                   ---------------

COMMERCIAL PAPER - 42.42%
      55,200,000  ALLIANCE & LEICESTER PLC^                                            2.13         02/22/2005          55,036,700
      69,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85         12/15/2005          67,109,975
      58,550,000  AQUINAS FUNDING LLC^                                                 2.64         06/09/2005          57,875,894
      25,000,000  AQUINAS FUNDING LLC^                                                 2.66         06/22/2005          24,686,563
      36,885,000  ATLANTIS ONE FUNDING^                                                2.13         04/12/2005          36,668,946
      35,000,000  ATLANTIS ONE FUNDING^                                                2.14         04/14/2005          34,789,864
      41,742,000  ATOMIUM FUNDING CORPORATION^                                         2.03         01/26/2005          41,687,863
      35,000,000  BANCO BILBAO VIZCAYA ARGENTARIA PR^                                  2.35         01/14/2005          34,974,868
      50,000,000  BETA FINANCE INCORPORATED^                                           2.03         01/21/2005          49,949,250
      63,200,000  CC USA INCORPORATED^                                                 2.04         01/24/2005          63,124,792
      46,771,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.37         01/11/2005          46,746,367
      30,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.04         01/19/2005          29,972,800
      15,242,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.08         01/24/2005          15,223,506
      25,895,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.29         02/15/2005          25,824,170
      50,552,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC^                               2.15         04/11/2005          50,256,130
      36,003,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC^                               2.57         06/08/2005          35,602,047
      25,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC+/-++                           2.34         01/05/2006          25,000,000
      43,878,000  CROWN POINT CAPITAL COMPANY^                                         1.85         01/20/2005          43,839,771
      50,000,000  CROWN POINT CAPITAL COMPANY^                                         2.09         03/08/2005          49,814,222
      20,000,000  DNB NOR BANK ASA^                                                    2.24         02/14/2005          19,947,733
      20,000,000  DORADA FINANCE INCORPORATED^                                         2.31         02/25/2005          19,931,983
      58,500,000  EIFFEL FUNDING LLC^                                                  2.26         02/16/2005          58,338,410
      55,000,000  GALAXY FUNDING INCORPORATED^                                         2.30         02/23/2005          54,820,792
      25,000,000  GALAXY FUNDING INCORPORATED^                                         2.32         02/25/2005          24,914,611
      50,000,000  GEORGE STREET FINANCE LLC^                                           2.00         01/12/2005          49,975,000
      60,000,000  GOVCO INCORPORATED^                                                  2.33         02/28/2005          59,782,533
      23,500,000  GRAMPIAN FUNDING LLC^                                                2.26         02/18/2005          23,432,137
      30,000,000  GRAMPIAN FUNDING LLC^                                                2.68         06/21/2005          29,622,567
     116,886,000  HBOS TREASURY SERVICES^                                              2.25         02/14/2005         116,579,174
      20,500,000  K2 (USA) LLC^                                                        2.47         04/21/2005          20,348,095
      40,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                1.93         03/01/2005          39,877,767
      38,000,000  LINKS FINANCE LLC^                                                   2.31         02/23/2005          37,875,645
      25,000,000  LIQUID FUNDING LIMITED+/-++                                          2.40         08/22/2005          25,000,000
      40,000,000  LIQUID FUNDING LIMITED+/-++                                          2.34         11/07/2005          40,000,000
      20,000,000  MORGAN STANLEY+/-                                                    2.34         03/10/2005          20,000,000
      49,081,000  NEPTUNE FUNDING CORPORATION^                                         2.25         01/18/2005          49,034,987
      10,000,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                           1.77         01/06/2005           9,998,525
      16,056,000  NIEUW AMSTERDAM RECEIVABLES^                                         2.65         06/13/2005          15,865,714
      10,000,000  PERRY GLOBAL FUNDING LLC^                                            2.37         03/03/2005           9,961,158
     120,000,000  PICAROS FUNDING LLC^                                                 2.14         02/25/2005         119,621,933
      43,206,000  SCALDIS CAPITAL LLC^                                                 2.12         03/24/2005          43,002,452

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OVERLAND EXPRESS SWEEP                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     29,000,000  SEDNA FINANCE INCORPORATED^                                          2.27%        01/26/2005     $    28,957,942
      15,000,000  SEDNA FINANCE INCORPORATED^                                          2.24         02/16/2005          14,958,933
      30,162,000  SOLITAIRE FUNDING LLC^                                               2.10         01/26/2005          30,121,533
      35,000,000  SOLITAIRE FUNDING LLC^                                               2.25         02/17/2005          34,901,563
     129,800,000  SPINTAB AB^                                                          2.32         02/24/2005         129,365,026
      22,000,000  STANDARD FEDERAL BANK                                                2.92         12/01/2005          21,996,060
      23,500,000  TANGO FINANCE CORPORATION^                                           2.31         02/22/2005          23,424,604

TOTAL COMMERCIAL PAPER (COST $1,959,840,605)                                                                         1,959,840,605
                                                                                                                   ---------------

AGENCY NOTES - DISCOUNT - 0.65%
      30,300,000  FHLMC^                                                               2.65         06/28/2005          29,907,447

TOTAL AGENCY NOTES - DISCOUNT (COST $29,907,447)                                                                        29,907,447
                                                                                                                   ---------------

EXTENDABLE BONDS - 3.03%
      25,000,000  3M COMPANY++                                                         5.67         12/12/2005          25,646,753
      60,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.46         01/09/2006          60,000,000
      20,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         2.41         01/09/2006          20,003,949
      34,000,000  NORTHERN ROCK PLC+/-++                                               2.48         01/09/2006          34,000,000

TOTAL EXTENDABLE BONDS (COST $139,650,702)                                                                             139,650,702
                                                                                                                   ---------------

MEDIUM TERM NOTES - 10.80%
      20,000,000  AMERICAN GENERAL FINANCE+/-++                                        2.40         01/06/2006          20,000,000
      32,000,000  BANK OF AMERICA SECURITIES+/-SS.                                     2.39         09/09/2034          32,000,000
      90,000,000  BEAR STEARNS COMPANIES+/-SS.                                         2.46         09/09/2049          90,000,000
       7,000,000  K2 (USA) LLC++                                                       1.43         03/15/2005           7,000,000
      50,000,000  K2 (USA) LLC++                                                       1.71         05/03/2005          49,997,215
      65,000,000  LIQUID FUNDING LIMITED+/-++                                          2.41         09/22/2005          65,000,000
      35,000,000  MARSHALL & ILSLEY BANK                                               5.21         12/15/2005          35,741,198
      32,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.34         08/16/2005          31,989,722
      65,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.31         09/09/2005          64,984,383
      25,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     2.40         01/06/2006          25,000,000
       6,500,000  PREMIUM ASSET TRUST+/-++                                             2.43         12/15/2005           6,500,000
      20,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-++                                2.41         10/14/2005          20,000,000
       6,666,667  STRATEGIC MONEY MARKET TRUST SERIES 1999-D+/-++                      2.77         06/03/2005           6,672,387
      24,000,000  USAA CAPITAL CORPORATION++                                           3.13         12/15/2005          24,064,446
      20,000,000  WHITE PINE FINANCE LLC+/-++                                          2.37         11/15/2005          19,993,957

TOTAL MEDIUM TERM NOTES (COST $498,943,308)                                                                            498,943,308
                                                                                                                   ---------------

PROMISSORY NOTES - 2.81%
      80,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                             2.32         06/06/2005          80,000,000
      50,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  2.16         10/26/2005          50,000,000

TOTAL PROMISSORY NOTES (COST $130,000,000)                                                                             130,000,000
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 18.22%
      97,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $97,018,257)                2.29         01/03/2005          97,000,000
     146,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $146,027,480)                  2.29         01/03/2005         146,000,000
      85,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $85,016,068)                   2.30         01/03/2005          85,000,000
     128,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $128,049,657)                  2.36         01/06/2005         128,000,000
     125,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $125,055,377)                  2.31         01/07/2005         125,000,000
      45,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $45,008,507)                              2.30         01/03/2005          45,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO OVERLAND EXPRESS SWEEP                 DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$     20,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $20,002,548)                   1.55%        01/03/2005     $    20,000,000
     195,500,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $195,536,958)                             2.30         01/03/2005         195,500,000

TOTAL REPURCHASE AGREEMENTS (COST $841,500,000)                                                                        841,500,000
                                                                                                                   ---------------

TIME DEPOSITS - 14.24%
      43,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                      2.40         01/03/2005          43,000,000
     135,000,000  BARCLAYS BANK PLC LONDON                                             2.53         01/04/2005         135,000,000
     130,000,000  DANSKE BANK A/S COPENHAGEN                                           2.30         01/04/2005         130,000,000
      68,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.38         01/03/2005          68,000,000
      66,000,000  DEXIA CREDIT LOCAL DE FRANCE                                         2.43         01/05/2005          66,000,000
      35,000,000  HSBC BANK LONDON PLC                                                 2.25         01/03/2005          35,000,000
      66,000,000  ING BELGIUM SA NV                                                    2.41         01/05/2005          66,000,000
      55,000,000  JPMORGAN CHASE BANK                                                  2.00         01/03/2005          55,000,000
      60,000,000  KBC BANK NV BRUSSELS                                                 2.30         01/04/2005          60,000,000

TOTAL TIME DEPOSITS (COST $658,000,000)                                                                                658,000,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,619,579,945)*                                   100.00%                                                   $ 4,619,579,945
                                                         ======                                                    ===============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 2.87%
$     30,000,000  FHLB+/-                                                              1.91%       10/05/2005    $   29,988,390
                                                                                                                 --------------
      25,000,000  FHLMC+/-                                                             2.09        02/04/2005        24,998,909

TOTAL AGENCY NOTES - INTEREST BEARING (COST $54,987,299)                                                             54,987,299
                                                                                                                 --------------

AGENCY NOTES - DISCOUNT - 3.46%
      25,000,000  FHLMC^                                                               2.65        06/28/2005        24,676,111
       9,696,280  FNMA^                                                                2.00        01/03/2005         9,696,280
      31,757,420  FNMA^                                                                2.00        01/03/2005        31,757,420

TOTAL AGENCY NOTES - DISCOUNT (COST $66,129,811)                                                                     66,129,811
                                                                                                                 --------------

CERTIFICATES OF DEPOSIT - 4.13%
      25,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25        09/19/2005        24,996,484
      25,000,000  CDC IXIS                                                             2.45        10/06/2005        25,000,000
       7,000,000  CREDIT SUISSE FIRST BOSTON NY                                        2.75        11/14/2005         7,000,000
       7,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46        04/06/2005         6,999,964
      15,000,000  SVENSKA HANDELSBANKEN NEW YORK                                       1.49        05/04/2005        14,994,023

TOTAL CERTIFICATES OF DEPOSIT (COST $78,990,471)                                                                     78,990,471
                                                                                                                 --------------

COMMERCIAL PAPER - 38.48%
      30,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85        12/15/2005        29,178,250
      20,730,000  ATOMIUM FUNDING CORPORATION^                                         2.26        02/10/2005        20,680,547
      29,859,000  ATOMIUM FUNDING CORPORATION^                                         2.43        03/08/2005        29,730,009
      45,300,000  BETA FINANCE INCORPORATED^                                           2.34        02/25/2005        45,143,942
      20,000,000  CC USA INCORPORATED^                                                 2.04        01/24/2005        19,976,200
      15,000,000  CC USA INCORPORATED^                                                 2.31        02/22/2005        14,951,875
      20,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.04        01/19/2005        19,981,867
      30,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       2.08        01/24/2005        29,963,600
      40,000,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC^                               2.15        02/08/2005        39,914,000
      10,000,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC+/-++                           2.34        01/05/2006        10,000,000
      20,500,000  CRC FUNDING LLC^                                                     2.25        01/18/2005        20,480,781
      50,000,000  CROWN POINT CAPITAL COMPANY^                                         2.09        03/21/2005        49,776,486
       8,000,000  DNB NOR BANK ASA^                                                    2.24        02/14/2005         7,979,093
      51,496,000  EIFFEL FUNDING LLC^                                                  2.26        02/16/2005        51,353,757
      15,000,000  EUREKA SECURITIZATION^                                               2.27        01/26/2005        14,978,246
      20,000,000  EUREKA SECURITIZATION^                                               2.32        02/09/2005        19,952,311
      27,300,000  GOVCO INCORPORATED^                                                  2.33        02/28/2005        27,201,053
      50,000,000  GRAMPIAN FUNDING LLC^                                                2.12        03/24/2005        49,765,000
      35,000,000  HBOS TREASURY SERVICES^                                              2.25        02/14/2005        34,908,125
      20,000,000  K2 (USA) LLC^                                                        2.24        02/08/2005        19,955,200
      30,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                2.31        02/11/2005        29,924,925
      25,096,000  LEXINGTON PARKER CAPITAL CORPORATION^                                2.09        03/02/2005        25,011,698
      15,000,000  LIQUID FUNDING LIMITED+/-++                                          2.40        08/22/2005        15,000,000
      20,000,000  LIQUID FUNDING LIMITED+/-++                                          2.34        11/07/2005        20,000,000
      10,000,000  MORGAN STANLEY+/-                                                    2.34        03/10/2005        10,000,000
      10,000,000  NEPTUNE FUNDING CORPORATION^                                         2.25        01/18/2005         9,990,625
       5,000,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                           1.77        01/06/2005         4,999,263
      22,000,000  PERRY GLOBAL FUNDING LLC^                                            2.37        03/03/2005        21,914,548
      25,000,000  PICAROS FUNDING LLC^                                                 2.58        05/03/2005        24,785,000
      10,000,000  SEDNA FINANCE INCORPORATED^                                          2.24        02/16/2005         9,972,622
       9,000,000  STANDARD FEDERAL BANK                                                2.92        12/01/2005         8,998,388

TOTAL COMMERCIAL PAPER (COST $736,467,411)                                                                          736,467,411
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 1.05%
       5,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      2.55        01/10/2006         5,000,000
      15,000,000  WAL-MART STORES                                                      5.01        06/01/2005        15,178,249

TOTAL CORPORATE BONDS & NOTES (COST $20,178,249)                                                                     20,178,249
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE       VALUE
EXTENDABLE BONDS - 2.63%
$     10,000,000  3M COMPANY++                                                           5.67%      12/12/2005   $   10,258,701
      20,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                2.46       01/09/2006       20,000,000
      10,000,000  NORTHERN ROCK PLC+/-++                                                 2.48       01/09/2006       10,000,000
      10,000,000  RESTRUCTURED ASSET SECURITIES ENHANCED RETURNS SERIES
                  2002-7-MM+/-++                                                         2.67       01/16/2006        9,999,801

TOTAL EXTENDABLE BONDS (COST $50,258,502)                                                                            50,258,502
                                                                                                                 --------------

MEDIUM TERM NOTES - 11.58%
      15,000,000  AMERICAN EXPRESS CENTURION BANK+/-                                     2.37       05/13/2005       14,998,926
       5,000,000  AMERICAN GENERAL FINANCE+/-++                                          2.40       01/06/2006        5,000,000
      13,000,000  BANK OF AMERICA SECURITIES+/-SS.                                       2.39       09/09/2034       13,000,000
      18,000,000  BEAR STEARNS COMPANIES+/-                                              2.40       09/09/2049       18,000,000
      20,000,000  BEAR STEARNS COMPANIES+/-                                              2.40       09/09/2049       20,000,000
      30,000,000  BELFORD U.S. CAPITAL COMPANY+/-++                                      2.41       04/19/2005       30,000,000
      25,000,000  BELFORD U.S. CAPITAL COMPANY+/-++                                      2.41       06/17/2005       25,000,000
      15,000,000  FIVE FINANCE INCORPORATED++                                            2.44       10/07/2005       14,998,019
       3,000,000  K2 (USA) LLC++                                                         1.43       03/15/2005        3,000,000
      15,000,000  MARSHALL & ILSLEY BANK                                                 5.21       12/15/2005       15,317,657
      25,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                                 2.31       09/09/2005       24,993,993
      10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                       2.40       01/06/2006       10,000,000
       3,000,000  PREMIUM ASSET TRUST+/-++                                               2.43       12/15/2005        3,000,000
      10,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-++                                  2.41       10/14/2005       10,000,000
       3,333,333  STRATEGIC MONEY MARKET TRUST SERIES 1999-D+/-++                        2.77       06/03/2005        3,336,193
      11,000,000  USAA CAPITAL CORPORATION++                                             3.13       12/15/2005       11,029,538

TOTAL MEDIUM TERM NOTES (COST $221,674,326)                                                                         221,674,326
                                                                                                                 --------------

PROMISSORY NOTES - 2.35%
      30,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                               2.32       06/06/2005       30,000,000
      15,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                    2.16       10/26/2005       15,000,000

TOTAL PROMISSORY NOTES (COST $45,000,000)                                                                            45,000,000
                                                                                                                 --------------

REPURCHASE AGREEMENTS - 20.02%
      48,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $48,009,035)                  2.29       01/03/2005       48,000,000
      71,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $71,013,364)                     2.29       01/03/2005       71,000,000
      41,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $41,007,751)                     2.30       01/03/2005       41,000,000
      53,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $53,020,561)                     2.36       01/06/2005       53,000,000
      55,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $55,024,366)                     2.31       01/07/2005       55,000,000
      18,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $18,003,403)                                2.30       01/03/2005       18,000,000
       9,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $9,001,147)                      1.55       01/03/2005        9,000,000
      88,300,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $88,316,692)                                2.30       01/03/2005       88,300,000

TOTAL REPURCHASE AGREEMENTS (COST $383,300,000)                                                                     383,300,000
                                                                                                                 --------------

TIME DEPOSITS - 13.43%
      21,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                        2.40       01/03/2005       21,000,000
      52,000,000  BARCLAYS BANK PLC LONDON                                               2.53       01/04/2005       52,000,000
      50,000,000  DANSKE BANK A/S COPENHAGEN                                             2.30       01/04/2005       50,000,000
      27,000,000  DEXIA CREDIT LOCAL DE FRANCE                                           2.38       01/03/2005       27,000,000
      26,000,000  DEXIA CREDIT LOCAL DE FRANCE                                           2.43       01/05/2005       26,000,000
      10,000,000  HSBC BANK LONDON PLC                                                   2.25       01/03/2005       10,000,000
      26,000,000  ING BELGIUM SA NV                                                      2.41       01/05/2005       26,000,000
      20,000,000  JPMORGAN CHASE BANK                                                    2.00       01/03/2005       20,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MONEY MARKET FUNDS                     DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE       VALUE

TIME DEPOSITS (continued)
$     25,000,000  KBC BANK NV BRUSSELS                                                   2.30%      01/04/2005   $   25,000,000

TOTAL TIME DEPOSITS (COST $257,000,000)                                                                             257,000,000
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,913,986,069)*                                   100.00%                                                 $1,913,986,069
                                                         ======                                                  ==============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/Stacie D. DeAngelo

                                            Stacie D. DeAngelo
                                            Treasurer

Date: February 15, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust

                                        By: /s/Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        By: /s/Stacie D. DeAngelo

                                            Stacie D. DeAngelo
                                            Treasurer

Date: February 15, 2005

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo California Tax-Free Money Market Fund, Wells Fargo California Tax-Free Money Market Trust, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Liquidity Reserve Money Market Fund, Wells Fargo Minnesota Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Money Market Trust, Wells Fargo National Tax-Free Money Market Fund, Wells Fargo National Tax-Free Money Market Trust, Wells Fargo Overland Express Sweep Fund, Wells Fargo Prime Investment Money Market Fund, Wells Fargo Treasury Plus Money Market Fund and Wells Fargo 100% Treasury Money Market Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 15, 2005


/s/Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo California Tax-Free Money Market Fund, Wells Fargo California Tax-Free Money Market Trust, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Liquidity Reserve Money Market Fund, Wells Fargo Minnesota Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Money Market Trust, Wells Fargo National Tax-Free Money Market Fund, Wells Fargo National Tax-Free Money Market Trust, Wells Fargo Overland Express Sweep Fund, Wells Fargo Prime Investment Money Market Fund, Wells Fargo Treasury Plus Money Market Fund and Wells Fargo 100% Treasury Money Market Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 15, 2005


/s/Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust